                                 Filed with the Securities and Exchange Commission on April 26, 2002
Registration No. 333-91629                                                             Investment Company Act No. 811-09705
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 5
                                                               and/or
                                  Registration Statement under The Investment Company Act of 1940
                                                   Post-Effective Amendment No. 5

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 7 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 May 1, 2002 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __ immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X  on _May 1, 2002_ pursuant to paragraph (b) of Rule 485
                                    __    -------------
                                    __ 60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __ on ___________pursuant to paragraph (a) (i) of Rule 485
                                    __ 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __ on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2001 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
VIA-S (Class 7)

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes a single premium variable  adjustable  immediate annuity (the "Annuity") offered by American Skandia Life
Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the Annuity and what you should  consider before  purchasing  the Annuity.  A Statement of  Additional  Information  is also  available  from us,  without  charge,  upon your request.  The  contents  of the  Statement  of  Additional  Information  are  described  on page 47.  The  Annuity or certain of its investment  options may not be available in all states.  Various rights and benefits may differ  between  states to meet  applicable laws  and/or  regulations.  Certain  capitalized  terms  are  either  defined  in the  Glossary  of Terms or in the  context  of the particular section of this Prospectus.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement  income.  It is generally  intended to be used to "roll-over"  existing funds from an
IRA,  SEP-IRA,  Roth IRA or a Tax Sheltered  Annuity (or 403(b)).  This Annuity may also be used in connection with retirement plans that do not qualify  under the sections of the Code noted above.  This Annuity also may be used as an  annuitization  or  settlement option under any deferred  annuity or life  insurance  policy  issued by American  Skandia.  This Annuity  allows you to invest your money in a number of variable investment options while receiving monthly payments from this Annuity.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?
|X|      One premium.
|X|      Monthly payments that may increase, decrease, or remain the same.
|X|      Adjustable benefits.
|X|      First payment within 60 days of the date of issue.
|X|      Monthly payments over the life of the Annuitant after the first payment.
|X|      Monthly payments are cushioned against market volatility using a special stabilization procedure.
|X|      Several  variable  investment  options.  Each  investment  option is a  Sub-account  of  American  Skandia  Life  Assurance
       Corporation  Variable  Account B (Class 7) or (Class 8) and invests in a  corresponding  underlying  mutual  fund  portfolio.
       Currently available  portfolios are: American Skandia Trust,  Montgomery  Variable Series,  Wells Fargo Variable Trust, Rydex
       Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,  Evergreen  Variable  Annuity Trust,  ProFunds VP, First Defined
       Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      Death  Benefit  options.   After  an  Annuitant's   death,  the  Annuity  generally  may  provide  Annuity  Payments,   or,
       alternatively, a lump sum, to the Beneficiary(ies).
|X|      Optional  Guarantee  Feature.  Monthly payments will not be less than a guaranteed payment amount while the Annuitant(s) is alive.
|X|      Transfers  between  investment  options are tax free.  Currently,  you may make twenty  transfers each year free of charge.
       We also offer several programs that enable you to manage your Income Base as your financial needs and investment  performance change.  Asset Allocation is required if you select the Optional Guarantee Feature.

HOW DO I PURCHASE THIS ANNUITY?
We sell this Annuity  through  licensed,  registered  investment  professionals.  We may require that you submit certain forms to us before we issue an  Annuity,  including  evidence  of the age of the  Annuitant(s).  The  minimum  Premium  payment is  $35,000.  No
Annuitant  may be greater  than age 85 on the issue date of this  Annuity,  except when the Annuity is used as an  annuitization  or settlement option.

------------------------------------------------------------------------------------------------------------------------------------
This annuity is NOT a deposit or an obligation  of, or issued,  guaranteed or endorsed by, any bank, is NOT insured or guaranteed by the U.S.  government,  the  Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve  Board or any other  agency.  An investment in this Annuity involves investment risks, including possible loss of value.
------------------------------------------------------------------------------------------------------------------------------------

This annuity  provides  certain  credits to the owner based on the age of the youngest  annuitant,  as described  more fully on page
30. These credits are provided in lieu of varying the annuity's  expenses to primarily  reflect the expected  different  persistency rates of the Annuitants' ages.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------
                                            FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
VIAS/G-PROS- (05/2002)                                                                                                       VIAPROS

   HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC

   IF ANNUITY PAYMENTS ARE TO BE PAID TO A BENEFICIARY, WHAT DETERMINES THE ANNUITY PAYMENT

                                                         GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear.

ANNUITANT is the person(s) upon whose life(s) the Annuity is issued.

ANNUITY is the contract(s) or group certificate(s) offered pursuant to this Prospectus.

ANNUITY DATE is the date Annuity Payments are to begin.

ANNUITY  PAYMENTS  are the  periodic  payments  due during  the life of the  Annuitant  and any  payments  due for the  benefit of a
Beneficiary(ies) after the Annuitant's death.

ANNUITY  PAYMENT  AMOUNT is the dollar  amount of each  Annuity  Payment.  Annuity  Payment  Amounts  can vary each month but cannot decrease while there is Cash Value.

ANNUITY  PAYMENT DATE is the date each month  Annuity  Payments  are payable.  This date is the same day of the month as the Annuity
Date which may be any date  chosen by you between  the 1st and the 28th day of the month  following  the 30th day after issue of the
Annuity.  The Annuity Payment Date may not be changed on or after the Issue Date.

ANNUITY YEARS are continuous 12-month periods commencing on the Issue Date and each anniversary of the Issue Date.

BENEFICIARY(IES)  is the person(s) who may receive death  proceeds or guaranteed  payment under this Annuity when there is no longer a living Annuitant(s).  Unless otherwise specified, the Beneficiary refers to all persons designated as such for your Annuity.

CASH VALUE is the present  value of the number of units  scheduled to fund the Annuity's  benefits  over the  remaining  Inheritance
Period multiplied by the then current Unit Value.  The discount rate used to determine the present value is the Benchmark Rate.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

CREDITS are an amount we add to your Income Base at the time the net Premium is allocated to a Sub-account.

GUARANTEED  ANNUITY PAYMENT AMOUNT is the guaranteed  minimum amount payable each Annuity Payment Date before the Inheritance  Date.
This  amount is reduced  proportionately  by any  partial  surrender.  This  guaranteed  amount is only  available  if the  Optional
Guarantee Feature is selected.

INCOME BASE  (referred to as CONTRACT VALUE in your  contract) is the value of each  allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s) is alive and/or less any losses,  distributions,  and charges  thereon.
Income Base is determined  separately  for each  Sub-account,  and then totaled to determine  the Income Base for your Annuity.  The
Income Base is always more than the Cash Value.

INHERITANCE  DATE is the date we  receive,  at our  office,  due proof  satisfactory  to us of the  Annuitant's  death and all other requirements  that enable us to make  payments for the benefit of a  Beneficiary.  If there are joint  Annuitants,  the  Inheritance
Date refers to the death of the last surviving Annuitant.

INHERITANCE PERIOD is a variable period of time during which Annuity Payments are due whether or not the Annuitant is still alive.

ISSUE DATE is the effective date of your Annuity.

NET INVESTMENT PERFORMANCE is the investment performance of the Units in each Sub-account.

OPTIONAL  GUARANTEE  FEATURE is the option chosen by you to guarantee that while the Annuitant is alive,  the Annuity Payment Amount will not be less than the Guaranteed Annuity Payment Amount.

OWNER is  either  an  entity or person  who may  exercise  the  ownership  rights  provided  under  the  Annuity.  If a  certificate representing  interests in a group annuity contract is issued,  the rights,  benefits,  and requirements of, and the events relating to, an Owner,  as  described  in this  Prospectus,  will be your  rights as  participant  in such  group  annuity  contract.  Unless otherwise specified, Owner refers to all persons or entities designated as such for your Annuity.

PORTFOLIO  is a mutual fund or a series of a mutual  fund in which the  Sub-account  where you have  chosen to allocate  your Income
Base invests.  When you allocate Income Base to a Sub-account,  you are a beneficial  owner of Portfolio  shares and have a right to vote on matters that pertain to the Portfolio.

PREMIUM is cash  consideration at or before the Issue Date you give to us for certain rights,  privileges,  and benefits in relation to our obligations under the Annuity.

SEPARATE ACCOUNT is an account owned by us where we allocate assets in relation to our obligations pursuant to the Annuity.

SUB-ACCOUNT is a division of a Separate Account where you chose to allocate your Income Base.

UNITS are the measure used to determine  benefits for a given  Sub-account  under this Annuity.  When you choose a  Sub-account  the portion of the Net Premium you allocate to that  investment,  or the portion of the Income Base you transferred into that investment at some later date, is converted into Units.

UNIT VALUE is the measure we use to determine the  performance of a  Sub-account.  It is the value of each Unit as of each Valuation
Day.  It also reflects the investment experience of the Portfolio minus any insurance charges and charges for taxes.

VALUATION  DAY is any day the New York  Stock  Exchange  is open for  trading  or any other  day that the  Securities  and  Exchange
Commission requires securities to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"we", "us",  "our" or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the  Annuity.  Some  charges are  assessed  directly  against your Annuity while other charges are deducted  daily by us from the Separate  Account.  The Separate  Account  charges an  asset-based  Insurance
Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration of the Annuity.  We assess a state tax charge (if  applicable)  against  your  Premium at the time it is applied to the  Annuity.  We may assess a Transfer Fee for transfers over a maximum number per year. Each Portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  A summary is provided on the following  page.  The  prospectus for each Portfolio  provides more detailed  information  about the expenses for the  Portfolios.  All these fees and expenses are described in more detail within this
Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                        Currently ranges from 0% to 3 1/2%, depending on the applicable       At the time Premium is applied
                                             jurisdiction and usage of the Annuity
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                                        None                                           Not Applicable
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
----------------------------------------------------------------------------------------------------------------------------------------
Mortality amp; Expense Risk
Charge                                                       1.10%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total Annual Charges of the             1.25% per year of the value of each Sub-account
Sub-accounts*
------------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                ANNUAL CHARGES OF THE SUB-ACCOUNTS WITH THE OPTIONAL GUARANTEE FEATURE
                                 (as a percentage of the average daily net assets of the Sub-accounts)
----------------------------------------------------------------------------------------------------------------------------------------
Mortality amp; Expense Risk
Charge                                                       2.10%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total Annual Charges of the             2.25% per year of the value of each Sub-account
Sub-accounts*
------------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each  Portfolio as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the  Portfolio's  average daily net assets.  For certain of the  Portfolios,  a portion of the  management  fee is being  waived  and/or  other  expenses  are being partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee  and/or  other  expenses  is being  waived  and/or reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the  combination  of the  underlying  Portfolio's  investment management  fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the  underlying  Portfolio  before it provided  American  Skandia with the daily net asset value.  Any  footnotes  about expenses appear after the list of all the Portfolios.  The underlying  Portfolio  information was provided by the Portfolios and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying  Portfolios can be obtained by calling
1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement  Expenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST Janus Overseas Growth                           1.00%          0.22%          0.02%         1.24%          N/A         1.24%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Janus Mid-Cap Growth                            1.00%          0.26%          0.08%         1.34%          N/A         1.34%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap                                 0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST JanCap Growth                                   0.90%          0.14%          0.03%         1.07%         0.03%        1.04%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Equity Income                           0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement  Expenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.36%          0.25%         1.16%         0.16%        1.00%
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

Rydex Variable Trust:
  Nova                                                0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                 0.90%         0.99%            N/A          1.89%          N/A         1.89%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                            0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                          0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                     0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                  0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                  0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                      0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                      0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                               0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                           0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                           0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                             0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                             0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                   0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                       0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                 0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                             0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                              0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                          0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                        0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                          0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                   0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                   0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                         0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                          0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                  0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                           0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                           0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                 0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                         0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                            0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement  Expenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                       0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.
3        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  shown are based on estimated  amounts for the fiscal year ending December 31, 2002.
4        Included  in the charge for Other  Expenses  is a fee of 0.325% of average  daily net assets  paid to  American  Skandia to reimburse  it for  administrative  costs.  The  investment  advisor  has agreed to waive fees and  reimburse  expenses  through
     September  30,  2003 in  order to  prevent  Total  Annual  Portfolio  Operating  Expenses  (excluding  brokerage  expenses  and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

EXPENSE EXAMPLES

These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain periods of time based on specific assumptions.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The examples also assume (a) you are a 70 year old male;  (b) you have not used the Annuity's  conversion  feature;  (c) you did not receive any Credits;  (d) that the  Insurance  Charge is assessed as 1.25% per year without the Optional  Guarantee  Feature and the
Insurance  Charge is assessed  as 2.25% per year with the  Optional  Guarantee  Feature;  and (e) the  expenses  for the  underlying
Portfolios  reflect the  continued  waiver of fees or  reimbursement  of expenses  throughout  each period  shown (refer to the "Net
Annual Portfolio Operating Expenses," in the section entitled "Underlying Mutual Fund Portfolio Annual Expenses").

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

        NOTE:  N/A indicates that the Sub-account is not available with the Optional Guarantee Feature.

                                                 Without Optional Guarantee Feature            With Optional Guarantee Feature
                                             -----------------------------------------------------------------------------------------
                                                With Surrender       Without Surrender      With Surrender       Without Surrender
--------------------------------------------------------------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------------------------
                SUB-ACCOUNT                    1 Year    3 Years     1 Year    3 Years     1 Year    3 Years     1 Year     3 Years
--------------------------------------------------------------------------------------------------------------------------------------

AST Strong International Equity                 184        249         24         69        192        273         34         98
AST Janus Overseas Growth                       185        252         25         72        193        276         35         101
AST American Century International Growth       185        253         25         73        194        277         36         102
AST DeAM International Equity                   184        250         24         70        193        274         35         99
AST MFS Global Equity                           186        257         27         77        195        281         37         106
AST PBHG Small-Cap Growth                       184        250         24         70        193        274         34         99
AST DeAM Small-Cap Growth                       184        250         24         70        193        274         34         99
AST Federated Aggressive Growth                 186        255         26         75        195        279         36         105
AST Goldman Sachs Small-Cap Value               184        250         24         70        193        274         35         100
AST Gabelli Small-Cap Value                     183        247         23         68        192        271         34         97
AST DeAM Small-Cap Value                        183        246         23         66        191        270         33         95
AST Janus Mid-Cap Growth                        186        255         26         75        195        279         36         104
AST Neuberger Berman Mid-Cap Growth             184        248         24         69        192        272         34         98
AST Neuberger Berman Mid-Cap Value              185        251         25         72        193        275         35         101
AST Alger All-Cap Growth                        184        251         25         71        193        275         35         100
AST Gabelli All-Cap                             184        251         25         71        193        275         35         100
AST T. Rowe Price Natural Resources             183        248         24         68        N/A        N/A        N/A         N/A
AST Alliance Growth                             184        249         24         69        192        273         34         98
AST MFS Growth                                  183        248         24         68        192        272         34         98
AST Marsico Capital Growth                      183        247         23         67        192        271         33         96
AST JanCap Growth                               183        246         23         66        191        270         33         95
AST DeAM Large-Cap Growth                       182        245         22         65        191        269         33         94
AST DeAM Large-Cap Value                        182        245         22         65        191        269         33         94
AST Alliance/Bernstein Growth + Value           186        255         26         75        195        279         36         105
AST Sanford Bernstein Core Value                184        249         24         70        193        273         34         99
AST Cohen & Steers Realty                       185        251         25         71        N/A        N/A        N/A         N/A
AST Sanford Bernstein Managed Index 500         180        239         20         59        189        262         30         88
AST American Century Income &Growth            182        243         22         63        190        267         32         92
AST Alliance Growth and Income                  182        243         22         63        190        267         32         92
AST MFS Growth with Income                      183        248         24         68        192        272         34         98
AST INVESCO Equity Income                       181        242         22         63        190        266         32         92
AST DeAM Global Allocation                      175        224         15         44        N/A        N/A        N/A         N/A
AST American Century Strategic Balanced         183        247         23         68        192        271         34         97
AST T. Rowe Price Asset Allocation              183        248         24         68        N/A        N/A        N/A         N/A
AST T. Rowe Price Global Bond                   183        247         23         68        192        271         34         97
AST Federated High Yield                        182        243         22         64        191        267         32         93
AST Lord Abbett Bond-Debenture                  183        248         24         68        192        272         34         97
AST DeAM Bond                                   182        243         22         63        190        267         32         92
AST PIMCO Total Return Bond                     180        239         20         59        189        263         31         88
AST PIMCO Limited Maturity Bond                 181        240         21         60        189        264         31         89
AST Money Market                                178        233         18         53        187        257         29         82

Montgomery Emerging Markets                     189        265         29         85        N/A        N/A        N/A         N/A

WFVT Equity Value                               182        245         23         65        191        269         33         94
WFVT Equity Income                              182        245         23         65        191        269         33         94

Rydex Nova                                      187        258         27         78        N/A        N/A        N/A         N/A
Rydex Ursa                                      187        258         27         78        N/A        N/A        N/A         N/A
Rydex OTC                                       191        271         32         91        N/A        N/A        N/A         N/A

                                                 Without Optional Guarantee Feature            With Optional Guarantee Feature
                                             -----------------------------------------------------------------------------------------
                                                With Surrender       Without Surrender      With Surrender       Without Surrender
--------------------------------------------------------------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------------------------
                SUB-ACCOUNT                    1 Year    3 Years     1 Year    3 Years     1 Year    3 Years     1 Year     3 Years
--------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Dynamics                            183        247         23         68        N/A        N/A        N/A         N/A
INVESCO VIF Technology                          183        247         23         67        N/A        N/A        N/A         N/A
INVESCO VIF Health Services                     183        247         23         67        N/A        N/A        N/A         N/A
INVESCO VIF Financial Services                  183        247         23         67        N/A        N/A        N/A         N/A
INVESCO VIF Telecommunications                  183        248         24         68        N/A        N/A        N/A         N/A

Evergreen VA Global Leaders                     182        245         23         65        191        269         33         94
Evergreen VA Special Equity                     183        246         23         66        191        270         33         95
Evergreen VA Omega                              180        237         20         57        188        261         30         86

ProFund VP Europe 30                            191        271         32         91        N/A        N/A        N/A         N/A
ProFund VP Asia 30                              192        273         32         93        N/A        N/A        N/A         N/A
ProFund VP Japan                                192        273         32         93        N/A        N/A        N/A         N/A
ProFund VP Banks                                192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Basic Materials                      192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Biotechnology                        192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Consumer Cyclical                    192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Consumer Non-Cyclical                192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Energy                               192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Financial                            192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Healthcare                           192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Industrial                           192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Internet                             192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Pharmaceuticals                      192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Precious Metals                      192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Real Estate                          192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Semiconductor                        192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Technology                           192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Telecommunications                   192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Utilities                            192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Bull                                 192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Bear                                 191        271         32         91        N/A        N/A        N/A         N/A
ProFund VP Bull Plus                            192        273         32         93        N/A        N/A        N/A         N/A
ProFund VP OTC                                  192        272         32         92        N/A        N/A        N/A         N/A
ProFund VP Short OTC                            192        273         32         93        N/A        N/A        N/A         N/A
ProFund VP UltraOTC                             192        273         32         93        N/A        N/A        N/A         N/A
ProFund VP Mid-Cap Value                        192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP Mid-Cap Growth                       192        273         32         94        N/A        N/A        N/A         N/A
ProFund VP UltraMid-Cap                         192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Small-Cap Value                      192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP Small-Cap Growth                     192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP UltraSmall-Cap                       192        274         33         94        N/A        N/A        N/A         N/A
ProFund VP U.S. Government Plus                 190        266         30         86        N/A        N/A        N/A         N/A
ProFund VP Rising Rates Opportunity             192        273         32         93        N/A        N/A        N/A         N/A

First Trust(R)10 Uncommon Values                186        256         26         76        N/A        N/A        N/A         N/A

SP Jennison International Growth                189        264         29         84        198        288         39         113
--------------------------------------------------------------------------------------------------------------------------------------

HIGHLIGHTS

WHAT IS AN IMMEDIATE ANNUITY?

An immediate  annuity  begins  making  periodic  payments to you within one year after the Issue Date.  This Annuity  begins  making payments within 60 days of the Issue Date.

WHAT IS A VARIABLE IMMEDIATE ANNUITY?

A variable  immediate  annuity is an  immediate  annuity  where  some or all of the  benefits  depend  upon the  performance  of the
Sub-accounts and you assume the investment risk of such investment performance.

WHY IS THIS VARIABLE IMMEDIATE ANNUITY ADJUSTABLE?

This Annuity is adjustable  because (a) we adjust the Inheritance  Period and (b) there is an adjustment  feature which can increase
Annuity Payment Amounts if and when its Cash Value exceeds specified targets.

HOW DOES THIS ANNUITY GENERALLY DIFFER FROM OTHER VARIABLE IMMEDIATE ANNUITIES?

Most variable immediate  annuities offer periodic payments that increase or decrease depending solely on the investment  performance of one or more pools of  underlying  mutual fund  portfolios.  Changes to the Annuity  Payment  Amounts of this  variable  immediate annuity are designed to initially  depend on changes to the Inheritance  Period,  which depend on the investment  performance of one or more Portfolios.

We  designed  this  Annuity  to  provide  a  "cushion"  from  volatile  investment  performance.  As a result,  negative  investment performance  does not  automatically  result in a decrease  in the  Annuity  Payment  Amount each  month,  and  positive  investment performance  does not  automatically  result in an increase in the Annuity  Payment  Amount each month.  Generally,  other  variable immediate annuities do not contain such a "cushion."

Many variable  immediate  annuities offer the option to assure payments for a "certain"  period  regardless of whether the Annuitant is alive.  If that  option is elected,  that number of payments  are  reduced on a constant  basis over time.  In  comparison,  this
Annuity  automatically  includes an Inheritance  Period that looks like a "certain" period but does not change based solely on time.
We set the  Inheritance  Period  initially  when an Annuity  is  issued.  However,  as  opposed  to most  other  variable  immediate annuities,  the Inheritance Period in this Annuity subsequently varies, based on the Net Investment  Performance of the Annuity, the
Annuity  Payment  Amounts  being paid out, and the  increasing  age of the  Annuitant.  With each  Annuity  Payment,  the  remaining
Inheritance Period can decrease by one month, more than one month, less than one month, or can even increase.

HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC WITHDRAWAL PROGRAMS?

This  variable  immediate  annuity  offers a guarantee  of income  payments for life.  This type of annuity  contract is designed to transfer to an insurance  company part of the risk of outliving  one's  assets.  Generally,  the insurer  charges the  purchaser for taking on the risk of this guarantee.  The difference  between this type of annuity contract and a systematic  withdrawal program is that this guarantee and the tax advantages provided are not available with a program of systematic withdrawals.

WHAT IS THE OPTIONAL GUARANTEE FEATURE?

This variable  immediate annuity offers a Optional  Guarantee  Feature that, if chosen,  guarantees that the Annuity Payment Amount, while the Annuitant is alive,  will not be less than the  Guaranteed  Annuity  Payment  Amount.  We charge an additional  amount for this feature  (please refer to this Annuity's  "Summary of Contract Fees and  Charges").  If you select this optional  benefit,  the
Guaranteed  Annuity  Payment  Amount will be  available  as of the Issue Date.  Once  selected,  this  feature  remains part of your
Annuity.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-account of American  Skandia Life Assurance  Corporation  Variable Account B (Class 7) or
(Class  8) (see  "What  are  Separate  Accounts"  for more  detailed  information).  Each  Sub-account  invests  exclusively  in one
Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following chart classifies each of the  Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also provides a  description  of each  Portfolio's  investment  objective  (in italics)  and a short,  summary  description  of their key policies to assist you in  determining  which  Portfolios  may be of interest to you.  There is no guarantee that any Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

====================================================================================================================================
IF YOU SELECT THE OPTIONAL  GUARANTEE  FEATURE NOT ALL OF THE PORTFOLIOS ARE AVAILABLE TO YOU.  INFORMATION  ABOUT WHICH  PORTFOLIOS
ARE NOT AVAILABLE UNDER THE OPTIONAL GUARANTEE FEATURE IS FOUND ON PAGE 32.
====================================================================================================================================

========================================================================================================================================
Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Annuities  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any asset  allocation  and  rebalancing  programs.  Owners of  Annuities  issued on or after  March 1, 2000 will not be allowed to allocate
Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolio may be offered as a Sub-account at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Annuity.  Owners of  Annuities  issued on or after March 16, 2001 will not be allowed to  allocate  Account  Value to the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001, and/or their authorized  investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date. Asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and  included  one or more of the  Rydex  Sub-accounts  will be  allowed  to  continue.  However,  no  changes  involving  the Rydex
Sub-accounts may be made to such programs.
====================================================================================================================================

Please refer to Appendix A for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on     Management, Inc.
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation, management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its      Janus Capital
                    objective  primarily  through  investments in equity  securities of issuers located outside the
                    United States.  The Portfolio  normally  invests at least 80% of its total assets in securities of issuers from at least five different  countries,  excluding the United States. The Portfolio
      EQUITY        invests primarily in companies  selected for their growth  potential.  Securities are generally       Corporation
                    selected  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue        Investment
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     Management, Inc.
                    selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
  GLOBAL EQUITY     (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter amp;
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAm  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment   Federated Investment
                    objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S& 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
 SMALL CAP VALUE    based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at   Goldman Sachs Asset
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to
                    investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not     Investors, Inc.
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST  Janus  Mid-Cap  Growth:   seeks  long-term  capital  growth.  The  Portfolio  pursues  its      Janus Capital
                    investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and normally invests at least 80% of its net assets in medium-sized companies.  For purposes  of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations
                    (measured  at the time of  investment)  fall within the range of  companies  in the  Standard &      Corporation
                    Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that     Neuberger Berman
  MID-CAP GROWTH    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented       Incorporated
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of      Janus Capital
                    capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.   The  Portfolio  will  pursue  its  objective  by  investing  primarily  in  equity
                    securities of companies that the Sub-advisor  believes are  experiencing  favorable  demand for       Corporation
                    their  products and  services,  and which  operate in a favorable  competitive  and  regulatory environment.  The  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the      Deutsche Asset
                    growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        &Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen &Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
                    equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio      Cohen &Steers
   REAL ESTATE      will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MANAGED INDEX     AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard &Poor's 500   Sanford C. Bernstein
                    Composite  Stock Price Index (the "Samp; 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a
                    particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these        &Co., LLC
                    criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S amp;P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST American  Century Income &Growth:  seeks capital growth with current income as a secondary     American Century
                    objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S amp;P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S amp;P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may
                    diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").      Deutsche Asset
     BALANCED       The Portfolio seeks to achieve its investment objective by investing in different  combinations     Management, Inc.
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease   Federated Investment
 HIGH YIELD BOND    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated        Counseling
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett &Co.
                    appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established
                    companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total     Management, LLC
                    assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Management, LLC
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers price movement of the S &P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
   ALLOCA-TION      daily  value of any  increase  in the S &P 500  Index.  However,  when the  value of the S &P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  (f/k/a PADCO Advisors
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the        II, Inc.)
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark  Rydex Global Advisers for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other instruments  whose  performance is expected to correspond to that of the Index,  and may engage
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,           Inc.
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and
                    government-sponsored  agencies) and suppliers to financial services  companies.  The investment           Inc.
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of interest  rate  environments  - although  securities  prices of  financial  services  companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite           Inc.
                    communications,  television and movie programming,  broadcasting and Internet access. Normally, the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the   Evergreen Investment
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Management Company,
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative           LLC
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's
                    investment  adviser  principally  chooses  companies which it expects will experience growth in   Management Company,
                    earnings and price, and which have small market  capitalizations  (i.e.  companies whose market           LLC
                    capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the   Management Company,
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than           LLC
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
  INTER-NATIONAL    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its   ProFund Advisors LLC
                    success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio invests primarily in biotechnology  companies, or in instruments that provide exposure to these
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in
      SECTOR        instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers,   ProFund Advisors LLC
                    producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold &Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure
      SECTOR        to these  companies,  including hotel and resort  companies and real estate  investment  trusts   ProFund Advisors LLC
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard &Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should
     S&P 500        increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the   ProFund Advisors LLC
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard &Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                    Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much
  S&P MIDCAP 400    as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R) ProFund Advisors LLC
                    rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                    Treasury Bond.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------------------------------------------------

The First Trust(R)10 Uncommon  Values  Portfolio of the First Defined  Portfolio  Fund LLC invests in the  securities of a relatively few number of issuers.  Since the assets of the  Portfolio are invested in a limited  number of issuers,  the net asset value of the
Portfolio may be more  susceptible  to a single  adverse  economic,  political or regulatory  occurrence.  The Portfolio may also be subject to  additional  market risk due to its policy of  investing  based on an  investment  strategy and  generally  not buying or selling  securities in response to market  fluctuations.  The Portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The   First Trust Advisors
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Investments LLC/
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard &Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard &Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard &Poor's and  Standard &Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard &Poor's or NASDAQ,  and neither  Standard &Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

FEES AND CHARGES

WHAT ARE THE ANNUITY FEES AND CHARGES?

Tax Charges:  Several  states and some  municipalities  charge  premium taxes or similar taxes on annuities.  The amount of tax will vary from  jurisdiction to  jurisdiction  and is subject to change.  Currently,  the state tax charge ranges from 0% to 3 1/2%. We will deduct the amount of any tax charge at the time your Premium is applied to the Annuity.

We may assess a charge against the Sub-accounts equal to any taxes, which may be imposed upon the Separate Account.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  Transfers  made as part of a  rebalancing,  market timing or third party investment  advisory service will be subject to the  twenty-transfer  limit. For a description of these programs see "Do
You Offer Any Automatic  Rebalancing  Programs?"  However,  all transfers  made on the same day will be treated as one (1) transfer.
We may reduce the number of free transfers  allowable each Annuity Year (subject to a minimum of eight) without  charging a Transfer
Fee unless you make use of  electronic  means to transmit  your  transfer  requests.  We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.

WHAT CHARGES ARE DEDUCTED BY THE SEPARATE ACCOUNT?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality &Expense Risk Charge (1.10%) and the  Administration  Charge  (0.15%).  The
total  charge is equal to 1.25% on an annual  basis.  If the Optional  Guarantee  Feature is selected  the  Insurance  Charge is the combination  of the Mortality &Expense Risk Charge  (2.10%) and the  Administration  Charge  (0.15%).  The total charge is equal to
2.25% on an annual basis.  The  Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including  the risk that persons we guarantee  Annuity  Payments to will live longer than our  assumptions.  The charge also covers  administrative  costs  associated with providing the Annuity  benefits,  including  preparation of the contract, confirmation  statements,  annual account  statements and annual  reports,  legal and  accounting  fees, as well as various  related expenses.  The charge for the Optional  Guarantee  Feature covers our risk that the Guaranteed  Annuity Payment Amount may be higher than the Annuity  Payment Amount at any time the  Annuitant(s)  is alive.  Finally,  the charge covers the risk that our assumptions about the  mortality  risks and expenses  under this Annuity are  incorrect  and that we have agreed to increase  these charges over time  despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted as an  Administration
Charge.  However, any increase will only apply to an Annuity issued after the date of the increase.

We may reduce the portion of the total  Insurance  Charge that is  deducted as an  Administration  Charge when an Annuity is sold to individuals  or a group of  individuals in a manner that reduces our  administrative  expenses  under the Annuity.  In reducing this portion of the charge we consider among other things:  (a) the size and type of the group; (b) the number of annuities  purchased by an Owner;  (c) the amount of Premium;  and/or (d) other  transactions  where  administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

PURCHASING YOUR ANNUITY

WHAT ARE THE REQUIREMENTS FOR PURCHASING THE ANNUITY?

Premium  Payment:  You must make a minimum  Premium  payment of not less than $35,000.  We must receive the entire  Premium  payment amount before we invest your Net Premium (and any applicable Credits) in the Annuity.

Where  allowed by law,  Premium  payments in excess of $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations  and/or  restrictions  on the Annuity as a condition  of our  acceptance,  including  changing  the number of  transfers allowable under the Annuity or restricting the Sub-accounts that are available.  Other limitations and/or restrictions may apply.

Except as noted below,  Premium  payments  must be submitted by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Premium  payments  may  also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Premium  payments may be transmitted  to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm. We may reject any payment if it is received in an  unacceptable  form.  Our acceptance of a check is subject to our ability to collect funds.

We may require certain  information before we issue an Annuity,  including,  but not limited to, evidence  satisfactory to us of the age of each Annuitant.

Once we agree to issue an Annuity,  we invest your Net  Premium  (and any  applicable  Credits) in the  Annuity.  The Net Premium is your Premium minus any Tax Charges that may apply.  We apply the Net Premium based on your  instructions  for allocating your Income
Base among one or more Sub-accounts.

Age  Restrictions:  The  Annuitant(s)  may not be greater than age 85 on the Issue Date. If there is more than one Annuitant  named, the  youngest  Annuitant  may not be greater  than age 85 on the Issue Date.  The Issue Date age  restriction  does not apply to the
Annuity when it is used as an  annuitization  or  settlement  option from a deferred  annuity or a life  insurance  policy issued by
American Skandia.

Use of the Annuity as an Annuitization  or Settlement  Option:  When this Annuity is used as an  annuitization or settlement  option from a deferred  annuity or a life insurance  policy issued by American  Skandia,  the age  restriction and "free-look" or "right to cancel" sections of this Annuity do not apply.

Owner,  Annuitant,  and Beneficiary  Designations:  We require you to name the Owner(s),  Annuitant(s) and Beneficiary(ies) for your
Annuity.

|X|      Owner:  We  assume  the  Annuitant  is also the  Owner  unless  you  indicate  otherwise.  Similarly,  if there  are  joint
         -----
       Annuitants,  we assume each Annuitant is a joint Owner.  You may name more than one Owner in which case all ownership  rights are held jointly.  You may name a contingent  Owner.  Ownership  rights pass to such a contingent Owner upon the death (or in the case of an entity, the dissolution) of the Owner. Unless you indicate  otherwise,  no rights pass to any contingent Owner until the death (or dissolution) of all Owners.

       All ownership  rights pass to the Beneficiary as of the Inheritance  Date unless you instruct us that ownership should remain with any then  surviving  Owners.  If ownership  rights vest in a Beneficiary  and there is no prior  irrevocable  contingent
       Beneficiary  designation,  such  Beneficiary may name a person or entity to receive any remaining  Annuity Payments yet to be paid subsequent to such Beneficiary's death.

|X|      Annuitant:  The  Annuitant  is the person we agree to make  Annuity  Payments to and during  whose life we continue to make
         ---------
       such  payments.  You may name one or two  Annuitants.  The  Annuitant  can be, but does not have to be,  the Owner.  You must name an Annuitant  who is a natural  person.  Because our  assumptions  about  Annuity  Payments  are based on the age,  life expectancy, and where permitted gender of the Annuitant(s),  the Annuitant designation cannot be changed once your Annuity is issued.

|X|      Beneficiary:  The  Beneficiary(ies)  is/are the person(s) or entity(ies)  you name to receive any remaining  payments under
         -----------
       the Annuity if there is any  remaining  Inheritance  Period and if there is Cash Value due.  You may name one or more primary
       Beneficiaries and one or more contingent  Beneficiaries.  Payments to your Beneficiary(ies) will be made in equal proportions unless you notify us otherwise.  We will make payment to a contingent  Beneficiary if the primary Beneficiary dies before the
       Inheritance  Date. If no Beneficiary is alive as of the Inheritance  Date or you do not make a Beneficiary  designation,  any remaining  Annuity  Payments  will be made to you or your  estate.  Unless  you  indicate  otherwise,  no rights  pass to any contingent  Beneficiary  until the death (or  dissolution)  of all  Beneficiaries.  If Annuity  Payments  are being made to a
       Beneficiary  and the  Beneficiary  has not  named a person or  entity  to  receive  Annuity  Payments  during  any  remaining
       Inheritance  Period  subsequent to his or her death,  then such Annuity  Payments will be made to the  Beneficiary's  estate.
       Beneficiary designations can be changed unless the Owner requests that the designation be made irrevocable.

Your choice of Annuitant(s)  and  Beneficiary(ies)  can have significant tax  implications.  You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look".  Depending  on the state in which you purchased your Annuity,  and, in some states,  if you purchased the Annuity as a replacement for a prior contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the applicable  period,  we will refund your current Income Base, less any Credits,  plus any Tax Charges deducted.  This amount may be higher or lower than your  original  Premium.  Where  required  by law,  we will  refund your  current
Income  Base or the  amount  of your  initial  Premium,  whichever  is  greater.  The same  rules may  apply to an  Annuity  that is purchased as an IRA. In any  situation  where we are required to return the greater of your Premium or Income Base,  we may allocate your Income Base to the AST Money Market  Sub-account  during the right to cancel period and for a reasonable  additional  amount of time to allow for  delivery of your  Annuity.  If you exercise  your right to return the Annuity,  we will not return any Credits we applied to your Annuity based on your Premium (see below).

If you are using the Annuity as an annuitization  or settlement  option from a deferred annuity or a life insurance policy issued by
American Skandia, you do not have a right to cancel.

WILL I RECEIVE CREDITS ON MY PREMIUM?

We may credit additional  amounts to your Annuity based on the age of the youngest  Annuitant on the Issue Date. Credits are applied as a  percentage  of the  Premium as shown in the table  below.  Any such Credit  will  increase  the amount that is applied to your
Annuity when determining the value upon which we base your Annuity Payments.

                                         ---------------------------------- --------------------
                                                  Annuitant's Age             Credit Amount*
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 59 and below                           3%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 60 through Age 65                      2%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 66 through Age 71                      1%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 72 and older                           0%
                                         ---------------------------------- --------------------
                                             *  as a percentage of the Premium.

Credits are provided in higher amounts for younger  Annuitants  primarily to reflect the longer  duration of time that we anticipate making  Annuity  Payments,  and during which time we will deduct the  Insurance  Charge  under the Annuity.  Credits are provided in lieu of making specific variations in the Annuity's charges to reflect  differences in anticipated  persistency rates for each class of  Annuitants  based on their  age on the  Issue  Date.  The life  expectancies  of  younger  Annuitants  are  greater  than  older
Annuitants.  Consequently,  Credits are intended to offset a portion of the  Insurance  Charge  deducted over time for these younger
Annuitants since the Insurance Charge is deducted as a fixed annual percentage while the Annuity remains in force.

Credits are provided from our general  account.  Currently,  Credits are applied to all Annuities;  although we reserve the right to cease applying Credits for Annuities sold in the future.  Any such decision will not effect your Annuity.

How are Credits applied to my Annuity?
Any  Credits  are  applied to your  Annuity at the time the  qualifying  Net  Premium is applied to your  Income  Base.  Credits are allocated to the investment options in the same ratio as the applicable Net Premium is applied.

|X|      Any Credits  applied to your Annuity can be recovered by us if you elect to "Free-Look"  your Annuity.  The amount returned to you will not include any Credits.
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes (see "Tax Considerations").

MANAGING YOUR ANNUITY

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN SUB-ACCOUNTS?

You may make  transfers  between  investment  options.  Transfers  are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can  invest in at any one time to  twenty  (20) or, if asset  allocation  is  required,  the  number of categories in the asset  allocation  model.  We may require a minimum of $500 in any  Sub-account  to which you allocate your Income
Base at the time of any  allocation or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the  Sub-account,  we may  transfer  the  remaining  Income Base in the  Sub-account  pro rata to the other  investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing or third party investment  advisory  service which you have  authorized.  All rebalancing  transfers made on the same day as part of an  automatic  rebalancing  program are  considered  as one  transfer  when  counting  the number of transfers  each year towards the maximum of 20 free  transfers.  We may reduce the number of free  transfers  allowable each Annuity
Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic  means to transmit  your transfer requests.  We may eliminate the Transfer Fee for transfer requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios  that the purchase or redemption of shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is  deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total  assets of a  particular  Portfolio.  Under such a  circumstance,  we will  process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

If you select the Optional Guarantee Feature,  you may only make transfers within the asset allocation model categories  included in the Asset Allocation Program, described below.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?

You may authorize your investment  professional  to decide on the allocation of your Income Base and to make financial  transactions between  investment  options  while you are living,  subject to our rules.  You must contact us  immediately  if and when you revoke such authority.  We will not be responsible for acting on  instructions  from your investment  professional if you fail to inform is that such person's  authority has been revoked.  We may also suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Income Base under any  circumstances.  Any investment  professionals  you engage to provide advice and/or make transfers for you are not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

AM I REQUIRED TO PARTICPATE IN THE ASSET ALLOCATION PROGRAM?

If you chose the Optional  Guarantee  Feature,  your Net Premium (plus any  applicable  Credit) is allocated in  accordance  with an asset  allocation  model we select,  and your Income Base must be  allocated  in  accordance  with such a model.  We may use a model developed  and  maintained  by us or we may elect to use a model  provided by an  independent  third party.  We reserve the right to change the model at any time.

The model we use will identify a number of asset categories in which your Income Base must be allocated (e.g.,  equities,  debt, and cash).  You must allocate  Income Base to eligible  Sub-accounts  for each separate  category.  We reserve the right to require that you use only one eligible Sub-account at a time to complete each category.

We determine  which  Sub-accounts  are eligible for each category or we may elect to follow the  recommendations  of an  independent third party.  We may at any time make new  determinations  as to which  Sub-accounts  are eligible for each  category.  We may do so for a variety of reasons  including,  but not limited to, a change in the  investment  objectives  or  policies of a  Portfolio,  or failure,  in our sole  determination,  of such Portfolio to invest in accordance with its stated  investment  objective or policies.
If we  determine  that a  Sub-account  is no longer  eligible  for that  category,  we will  notify you at least 30 days  before the
Sub-account is unavailable.

You may  transfer  Income Base  maintained  in an asset  category to any other  eligible  Sub-account  within  that  category.  Such transfers are counted towards the number of free transfers available under the Annuity.

At the beginning of each calendar quarter,  we rebalance the Income Base among categories  according to the then current percentages for the asset  allocation  model.  We expect that the  current  percentages  for each  category  may change  from time to time.  Any change in the current percentages will become effective no later than the regularly  scheduled  rebalancing of Income Base occurring on or immediately after the date of the change.

Under the  Optional  Guarantee  Feature,  the  Sub-accounts  that  invest in the  Portfolios  in the table below  currently  are not available. All other Sub-accounts and Portfolios currently are available for your investment.

                        ----------------------------------------------------------------------------
                                            UNDERLYING PORTFOLIOS NOT AVAILABLE
                                              WITH OPTIONAL GUARANTEE FEATURE
                        ----------------------------------------------------------------------------
                        ----------------------------------------------------------------------------
                          AST T. Rowe Price Natural Resources
                          AST Cohen &Steers Realty
                          AST DeAM Global Allocation
                          AST T. Rowe Price Asset Allocation
                          Montgomery Variable Series: Emerging Markets
                          Rydex Variable Trust: Nova, Ursa and OTC
                          INVESCO Variable Investment Funds, Inc.: All Portfolios
                          ProFunds VP: All Portfolios
                          First Defined Portfolio Fund LLC: First Trust(R)10 Uncommon Values
                        ----------------------------------------------------------------------------

DO YOU OFFER ANY OTHER AUTOMATIC REBALANCING PROGRAMS?

Yes,  if you do not  elect  the  Optional  Guarantee  Feature,  we offer an  automatic  rebalancing  program  that can  periodically reallocate  your  Income Base among the  Sub-accounts  you choose.  You can choose to have your  Income Base  rebalanced  quarterly, semi-annually,  or annually.  On the  appropriate  date, your  investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the  performance of the investment  options will differ,  causing your  percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the "underweighted"
Sub-accounts  to return your  allocations  to the  percentages  you request.  If you request a transfer from or into any  investment option participating in the automatic  rebalancing  program, we will assume that you wish to change your rebalancing  percentages as well,  and will  automatically  adjust the  rebalancing  percentages  in accordance  with the transfer  unless we receive  alternate instructions from you.

ACCESS TO CASH VALUE

MAY I SURRENDER ALL OR PART OF MY ANNUITY?

Yes. As long as the  Annuitant is alive,  you may  surrender  all of the Annuity for its Cash Value,  if any. You also may surrender a portion of your  Annuity (a minimum of $1,000 is required) as long as the  Annuitant is alive and the Cash Value  remaining  after the partial  surrender  is at least  $5,000.  The Cash Value,  if any, is always less than the Income  Base.  If you elect a partial surrender  of the  Annuity  we will apply the  surrender  pro-rata  among all  Sub-accounts  where you are  invested.  Such  partial surrender  will reduce  proportionately  all the Annuity's  Contract and Cash Values,  but will not effect the  Inheritance  Period.
This  includes the  Guaranteed  Annuity  Payment  Amount if you selected the Optional  Guarantee  Feature.  We may request  evidence satisfactory  to us that the  Annuitant is alive and other  information  to process the  surrender  request (see  "Requirements  for
Surrender").

You may elect to return  the  Annuity  during the  free-look  period.  For  additional  information  about  surrendering  during the free-look period, please refer to the section entitled "May I return the Annuity if I change my mind?"

WHAT IF MY INHERITANCE PERIOD IS ZERO, MAY I STILL MAKE A FULL OR PARTIAL SURRENDER?

No.  If your Annuity has no Inheritance Period you may not make a full or partial surrender because there is no Cash Value.

Requests for a Full or Partial  Surrender:  To request the forms  necessary to make a full or partial  surrender  from your Annuity, contact our Customer Service Team at  1-800-752-6342  or visit our Internet Website at  www.americanskandia.com.  We must receive at our  Office a request  in  writing  and  necessary  representations  in writing  regarding  tax  withholdings  for a full or partial surrender.

ANNUITY BENEFITS

What are the benefits of this annuity?

The Annuity provides  Annuity  Payments for the life of the Annuitant,  and a guarantee that Annuity Payments will be payable during any  remaining  Inheritance  Period as of the  Inheritance  Date,  even though no  Annuitant  is living.  If you choose the Optional
Guarantee Feature,  the Annuity provides an additional  benefit: a guarantee that, while the Annuitant is alive, the Annuity Payment
Amount will not be less than the initial Guaranteed Annuity Payment Amount.

The following are key terms we use when describing the benefits of this Annuity:

Adjustment is a change to the Annuity's benefits that occurs if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

Annuity Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitants and will depend on the Benchmark  Rate, the Inheritance
Period,  the Annuitant's  attained age and where permitted by law,  gender.  We may use different  factors for different  classes of
Annuities.

Benchmark Rate is an assumed rate of return used in determining  the Annuity  Factors and the Schedule of Units.  The Benchmark Rate
is  currently  4% but we may use a  different  rate for  different  classes  of  purchasers.  The  Benchmark  Rate for the  Optional
Guarantee  Feature is currently 3% but we may use a different rate for different  classes of  purchasers.  The Benchmark Rate is set forth in the schedule page of your Annuity.

Cash Value Trigger is an amount we use to determine  whether an Adjustment must be made to your Annuity's  values.  The initial Cash
Value  Trigger is a percentage of the Premium,  generally 85% of Premium,  and always equal to the Cash Value of your Annuity on the
Issue Date.  We reserve the right to change the Cash Value Trigger at any time.

Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the Inheritance
Date refers to the death of the last surviving Annuitant.

Inheritance  Period,  as discussed in the "Glossary of Terms," is a variable  period of time during which  Annuity  Payments are due whether or not the Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

Schedule of Units is a schedule  for each  Sub-account  of how many Units are  expected to fund your  Annuity's  benefits as of each
Annuity  Payment  Date.  The  schedule  initially  is  assigned on the Issue Date and is based on the portion of the Net Premium you allocate to a  Sub-account,  the  Benchmark  Rate,  and  Annuity  Factors.  Subsequently,  the  Schedule  of Units is  adjusted  for transfers, Adjustments, or partial surrenders.

HOW DO WE CALCULATE YOUR ANNUITY PAYMENT?

This Annuity  attempts to cushion the Annuity Payment Amount from the immediate impact of Sub-account  performance.  This means that positive market  performance  will not always increase the Annuity Payment Amount,  and negative market  performance will not always decrease the Annuity  Payment Amount.  We accomplish  this cushion through a  "stabilization"  process.  The  stabilization  process adjusts the length of the  Inheritance  Period while generally  maintaining a level Annuity  Payment  Amount.  When values under the
Annuity  exceed a trigger,  then an  Adjustment is made to increase the Annuity  Payment  Amount and decrease the Cash Value and the
Inheritance  Period.  Adjustments  do not change the Income Base of the  Annuity.  If the  Inheritance  Period  reaches zero and the
Annuitant  is still  alive,  Annuity  Payments  will  continue.  The Annuity  Payment  Amount  will vary  depending  on  Sub-account performance.

Initial Annuity Payment
The initial Annuity Payment Amount is calculated  based on the Schedule of Units  multiplied by the Unit Values on the Issue Date of the Annuity.  We calculate this value when we issue the Annuity and this is the amount payable on the first Annuity Payment Date.

Subsequent Annuity Payments
The amount of Subsequent  Annuity  Payments are determined one month in advance.  On the Annuity Payment Date, based on your current allocations, we calculate the Inheritance Period and the Cash Value. We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable Annuity  Payment
              Amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  Annuity  Payment
              Amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

The next Annuity  Payment  Amount on each  Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         INHERITANCE PERIOD GREATER THAN ZERO

         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  Adjustment.  The next Annuity  Payment  Amount is
                                       ---
         equal to the then current Annuity Payment Amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level Annuity Payment Amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  Adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  Annuity  Payment Amount  becomes the new stabilized  payment amount until there is an Adjustment or the Inheritance Period becomes equal to zero.

         INHERITANCE PERIOD EQUAL TO ZERO

         If the  Inheritance  Period is equal to zero,  the Annuity does not have any Cash Value.  Annuity  Payments  will  continue until the  Inheritance  Date;  however,  the Annuity Payment Amount may fluctuate each Annuity Payment Date with changes in
         Unit Values.  The next Annuity  Payment Amount is established  equal to the number of Units  scheduled to be paid under the
         Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have  selected  the  Optional  Guarantee  Feature,  the  Annuity  Payment  Amount  will not be less than the initial
         Guaranteed Annuity Payment Amount.
------------------------------------------------------------------------------------------------------------------------------------

CAN I CHANGE THE CASH VALUE TRIGGER?

Unless you have selected the Optional Guarantee  Feature,  you can adjust the Cash Value Trigger to 25%, 50%, or 75% of the original
Cash Value Trigger on any Annuity Payment Date.

Reducing the Cash Value Trigger  increases the likelihood  that your Annuity  Payment Amount will  increase.  However,  reducing the
Cash  Value  Trigger  may also  result in using more Units to  generate  the larger  monthly  payment.  This can also  decrease  the
Inheritance  Period more rapidly to support the higher Annuity Payment Amount during periods of poor market  performance,  which may effect the stability of future Annuity  Payments.  Any  Adjustment to the Cash Value Trigger is permanent  although you may continue to decrease the trigger in the future to 25% of the  original  Cash Value  Trigger.  If you have  selected  the  Optional  Guarantee
Feature, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

CAN YOU ILLUSTRATE HOW ANNUITY PAYMENTS ARE MADE?

Shown below are examples of this  Annuity,  as a  non-qualified  annuity,  without the Optional  Guarantee  Feature or Credits under different  hypothetical  interest  rate  scenarios  for a randomly  chosen male and female aged 65 with a 4% Benchmark  Rate,  and a
$50,000  Premium  amount.  We have  deducted  all  fees and  charges  under  this  Annuity  in  these  examples.  These  values  are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of this  Annuity,  as a  non-qualified  annuity  without  Credits,  with the  Optional  Guarantee  Feature  under different  hypothetical  interest  rate  scenarios  for a randomly  chosen male and female aged 65 with a 3% Benchmark  Rate,  and a
$50,000  Premium  amount.  As in the above  examples we have  deducted  all fees and charges  under this  Annuity.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial Annuity Payment will be on a date of your choice of the 1st through the 28th day of the  calendar  month  following  the 30th day after the Issue Date of this  Annuity.  The Annuity
Payment Date may not be changed after the Issue Date.

MAY I CONVERT ANNUITY PAYMENTS TO FIXED PAYMENTS?

Yes.  You may convert to fixed  Annuity  Payments  but only after two (2) years from the  Annuity's  Issue Date.  Before any Annuity
Payment  Date after this period,  you may make an  irrevocable  election to convert to fixed  Annuity  Payments.  If you elect fixed payments,  on each Annuity  Payment Date you will receive a fixed amount that will not vary with investment  performance.  The value of these payments depends on the Income Base at the time of the conversion,  the then current  Inheritance  Period,  the Annuitant's age,  gender (where  permitted),  and an assumed  interest rate of not less than 3% per year. The subsequent  Annuity Payment Amount may be greater than,  equal to, or less than the current  Annuity  Payment  Amount.  The  Inheritance  Period on conversion  will be fixed and  subsequently  reduced by one month each month.  However,  after you have  elected this option under this Annuity you will not be permitted to make full or partial surrenders.

WHO RECEIVES THE ANNUITY PAYMENT?

We make Annuity Payments to the Annuitant.  Subject to our rules, we may accept your  instructions to forward Annuity Payments to an alternate payee.

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHAT HAPPENS WHEN THE OWNER DIES?

If any Owner dies before the Annuity Date,  the Annuity will end and the Cash Value will be payable to the  Beneficiary(s)  after we have received all of our requirements to make settlement.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If Annuity  Payments are to be paid to a Beneficiary,  Annuity  Payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

IF ANNUITY  PAYMENTS ARE TO BE PAID TO A BENEFICIARY,  WHAT  DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE ANNUITY
PAYMENTS BE PAID TO THE BENEFICIARY?

We make Annuity  Payments to the  Beneficiary.  Each month we pay the current number of Units scheduled to be paid multiplied by the current Unit Value.  The number of Units is  determined  as of the  Inheritance  Date and can only change as a result of a transfer.
As of the Inheritance Date, the length of the Inheritance  Period no longer depends on investment  performance.  At that point it is fixed and subsequently decreases by one each month.  Once the Inheritance Period ends, the Annuity terminates.

If there is an  Inheritance  Period  remaining  as of the  Inheritance  Date,  the  Beneficiary  may elect to receive the Cash Value instead of Annuity  Payments if,  before the  Inheritance  Date,  you did not elect,  in writing,  to prohibit  commutation  and all
Beneficiaries  agree in writing to such  commutation.  All requirements  that would otherwise apply for Annuity Payments payable for the benefit of the Beneficiary will apply before we pay a Cash Value as an alternative.

WHAT DOCUMENTATION IS REQUIRED TO RECEIVE ANNUITY PAYMENTS?

Requirements  for Annuity  Payments  While the  Annuitant  is Alive:  We must  receive at our office  necessary  representations  in writing regarding tax withholding.  We also require,  from time-to-time,  evidence in writing  satisfactory to us that the Annuitant is  alive.  We may  withhold  Annuity  Payments  until we  receive  our  requirements  or until we  receive  in  writing  due  proof satisfactory to us of the Annuitant's  death.  Such withheld  Annuity  Payments will be maintained in our general  account.  We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless  otherwise  required by law.
Should we subsequently  receive the applicable  requirements,  we will pay the withheld Annuity Payments plus any interest  credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").

Requirements for Annuity Payments Payable to the Beneficiary:  We must receive at our Office:
|X|      due proof  satisfactory  to us in writing of the death of all  Annuitants  and,  if  applicable,  no Owner died  before the
         Annuity Date;
|X|      the Annuity; and
|X|      all  representations,  in writing,  that we require or which are mandated by  applicable  law or  regulation in relation to making payments to a Beneficiary, including any required in relation to tax withholding.

Once Annuity Payments begin to be paid to a Beneficiary,  we may require, from time-to-time,  evidence in writing satisfactory to us that a natural  person who is a Beneficiary  is alive.  We may withhold  Annuity  Payments  until we receive such  requirements,  or until we receive in writing due proof  satisfactory  to us of such  Beneficiary's  death. We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless otherwise  required by law. Should we subsequently  receive our requirements,  we will  pay the  withheld  Annuity  Payments  plus  any  interest  credited  in a lump  sum for the  benefit  of the applicable payee (see "Payments and Payees").

PAYMENTS AND PAYEES

The payees of an  Annuity  Payment,  Cash  Value,  or a partial  or full  surrender  may  provide us with an account at a  financial institution  to which we may  electronically  forward  such  payments.  Subject to our rules,  we may, as a  convenience,  forward a payment  for an  Annuitant,  Owner,  or  Beneficiary  (or a person  selected  to  receive  remaining  Annuity  Payments  after  such
Beneficiary's  death) to an account  for the  benefit of an  alternate  person or entity.  We must  receive  the  request to forward payments to such alternate person or entity in writing from the person or entity that then has ownership rights.

We pay Annuity Payments to the Annuitant first  designated on any application  unless you instruct us to forward Annuity Payments to any other named Annuitant.  We forward any partial or full surrender to the Owner unless you instruct us otherwise.

Before the  Inheritance  Date,  we may split Annuity  Payments  among all the  recipients  if requested by the Owner in writing.  We reserve the right to limit the number of payees.  If a split  payment has been  selected and one of any several joint payees die but other joint payees survive;  and we receive proof  satisfactory to us of such death,  any subsequent  Annuity Payments will be split pro rata among  accounts for the  surviving  payees.  Such split  Annuity  Payments can be  terminated  by the Owner by forwarding a request to us in writing before the Inheritance Date.

Any amounts due on or after the  Inheritance  Date will be split among any named  Beneficiaries  in accordance  with the Beneficiary designation.  However,  currently  we will not  accept an  instruction  to pay part as a lump sum and part as Annuity  Payments.  We will pay the lump sum and our liability  under the Annuity will  terminate if no election is received in writing by us at our Office before the Inheritance Date or if, as of the Inheritance Date, multiple  Beneficiaries  cannot agree as to whether amounts are to be received as Annuity Payments or a lump sum (assuming some amount is owed).

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?

Following is a brief  summary of some of the federal tax  considerations  relating to this  Annuity.  Since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not comprehensive nor is it tax advice.  You may wish to consult a professional tax advisor for tax advice.

TAXATION OF AMERICAN SKANDIA AND THE SEPARATE ACCOUNT?

The Separate  Account is taxed as part of American  Skandia which is taxed as a life  insurance  company  under  Subchapter L of the
Code.  Accordingly,  the Separate  Account is not separately  taxed as a "regulated  investment  company" under  Subchapter M of the
Code.  Investment  income and any realized  capital gains on the assets of the Separate  Account are  reinvested  and are taken into account in determining the value of the Units.  As a result,  such investment  income and realized  capital gains are  automatically applied to increase reserve under the Annuity.

Currently no taxes are due on interest,  dividends  and  short-term or long-term  capital gains earned by the Separate  Account with respect to the Annuity.

HOW ARE IMMEDIATE ANNUITIES TREATED UNDER THE TAX CODE?

Section 72 of the Code  governs the taxation of annuities in general.  Taxation of an immediate  annuity is largely  dependent  upon whether it is used in a qualified  pension or profit sharing plan or other  retirement  arrangement  eligible for special  treatment under the Code.

Pursuant  to Section  72(u) of the Code,  an annuity  will be  considered  an  immediate  annuity if it is  purchased  with a single premium,  Annuity  Payments  commence  within  one year from the date of the  purchase,  and the  Annuity  provides  for a series of substantially  equal periodic  payments no less frequently than annually during the Inheritance  Period.  Based on our understanding of tax law, we believe that the Annuity  meets these  requirements  and would be  considered  an  immediate  annuity for the federal income tax purposes except as otherwise noted below under "Special concerns regarding immediate annuities".

HOW ARE ANNUITY PAYMENTS TAXED?

Distributions  from an annuity are taxed as ordinary income and not as capital gains.  Generally,  a portion of each Annuity Payment will be excluded from income as a return of  investment in the contract,  until the entire  investment  has been  returned.  Special rules apply if amounts paid in any year are less than the expected return of investment.

"Investment  in the contract" is equal to the total Premium paid for the contract minus any previous  distributions  (or portions of distributions)  from such  contract  that were not  includible  in gross  income.  "Investment  in the  contract" may be affected by whether an annuity was purchased as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section
1035 of the Code.

The portion of each Annuity  Payment that  represents  "investment  in the  contract" is excluded  from gross  income.  When Annuity
Payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the portion of
Annuity  Payments  excluded from taxable income  pursuant to the exclusion  amount does not exceed the "investment in the contract,"
then the remaining  portion of unrecovered  investment  may be allowed as a deduction on the  decedent's  final income tax return in the tax year of such death.

HOW ARE DISTRIBUTIONS OTHER THAN ANNUITY PAYMENTS TAXED?

The portion of  distributions  considered  to be  "amounts  not  received as an  annuity,"  such as a full  surrender  or a lump sum alternative  after the  Annuitant's  death,  in excess of any  remaining  investment  in the  contract  is treated as "income on the contract" and  includible  in gross income.  The amount of the  distribution  exceeding  "income on the contract" is not included in gross  income.  "Income  on the  contract"  for an  annuity  would be  computed  by  subtracting  from the  value of the  taxpayer's
"investment  in the  contract"  (which is an amount  equal to total  payments for the contract  less any previous  distributions  or portions  thereof from such  contract not included in gross  income).  "Investment  in the  contract"  may be affected by whether an annuity was  purchased as part of a tax-free  exchange of life  insurance or annuity  contracts  under  Section 1035 of the Code. We believe  there is some  uncertainty  regarding  the manner in which the IRS would apply the Code and the  regulations  thereunder to partial  surrenders.  For reporting  purposes,  we will treat partial  surrenders as generally  coming first from any "income on the contract".

We believe  that  "investment  on the  contract"  does not include the Premium  paid for  "related  contracts"  under this  Annuity.
"Related  contracts"  mean all  annuity  contracts  or  certificates  (other  than  certain  contracts  owned in  connection  with a tax-qualified  retirement  arrangement)  for which the  taxpayer is the  beneficial  owner and which are issued by the same  insurer within the same calendar year,  irrespective of the named annuitants.  "Related  contracts" are treated as one annuity contract when determining  the taxation of  distributions  before  annuitization.  While it is clear that "related  contracts"  include  contracts prior to when annuity  payments begin,  there is some  uncertainty  regarding the manner in which the Internal Revenue Service would view "related  contracts" when one or more contracts are immediate  annuities or are contracts that have been annuitized.  We do not believe  "related  contracts"  include  immediate  annuities  or  annuities  for which  annuity  payments  have  begun.  If "related contracts"  include immediate  annuities or annuities for which annuity payments have begun, then "related  contracts" would have to be taken into  consideration  in  determining  the taxable  portion of each  annuity  payment  (as  outlined in the "How Are Annuity
Payments Taxed?"  subsection  above) as well as in determining the taxable portion of distributions  from an annuity or any "related contracts"  before annuity  payments have begun.  The Internal  Revenue Service has not issued guidance  clarifying this issue as of the date of this  Prospectus.  We cannot  guarantee  that  immediate  annuities or annuities for which  annuity  payments have begun could not be deemed to be  "related  contracts".  You are  particularly  cautioned  to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  immediate  annuities:  The  Internal  Revenue  Service  has ruled that the 10% penalty  applicable  to
"non-qualified"  immediate  annuities will apply to annuity payments under a contract recognized as an immediate annuity under state insurance law but not under  Section 72 (u) of the Code in an exchange  situation  where the Premium for the exchanged  contract was paid, or deemed to have been paid, more than one year prior to the first annuity payment  payable under the immediate  annuity;  and the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

We believe Annuity  Payments are not subject to the 10% penalty because they meet the  substantially  equal payment  exception under
Section 72(q) (relating to  non-qualified  contracts) or 72(t) (relating to tax qualified  retirement  plans or qualified  contracts including individual  retirement  annuities).  If these types of programs provided by us and other insurance companies are deemed by the Internal Revenue Code not to meet the substantially  equal periodic payments  exception in Section 72(q) or Section 72(t) of the
Code and you do not meet any of the other exceptions under the Code, you may be subject to the 10% penalty described above.

Distributions, other than Annuity Payments, from the Annuity may be subject to a penalty equal to 10% of the amount includible in gross income plus interest, unless an exception applies.  The penalty, if applicable, may apply to all previous distributions and
Annuity Payments.

Special rules in relation to tax-free  exchanges  under Section 1035:  Section 1035 of the Code permits certain  tax-free  exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If the Annuity is purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased prior to August 14, 1982,  then any  distributions  other than as annuity payments will be considered to come:

|X|      First,  from the amount of any remaining  "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  Premium  payments  made prior to August 14, 1982
       (including income on such original Premium after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the remaining "investment in the contract."

Therefore,  to the extent a  distribution  is equal to or less than the  "investment in the contract" made prior to August 14, 1982, such amounts are not included in taxable income.  Further,  distributions  received that are considered to be a return of investment on the  contract  from  Premium made prior to August 14, 1982 are not subject to the 10% tax  penalty.  In all other  respects,  the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a partial  exchange.  In addition,  it is unclear how the IRS will treat a partial exchange from a life insurance,  endowment, or annuity  contract into an immediate  annuity.  As of the date of this  prospectus,  we will accept a partial 1035 exchange from a non-qualified  annuity into an immediate annuity as a "tax-free"  exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and withholding  agent,  believe that we would be expected to deem the  transaction to be abusive.  However, some  insurance  companies  may not  recognize  these  partial  surrenders  as  tax-free  exchanges  and may report  them as taxable distributions  to the extent of any gain  distributed as well as subjecting the taxable  portion of the  distribution to the 10% IRS early  distribution  penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before  proceeding with the transaction.

ARE THERE TAX CONSIDERATIONS FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?

There are various types of tax-qualified  retirement  plans and qualified  assets for which the Annuity may be suitable.  Generally, this Annuity may be useful to meet income  obligations under such plans and arrangements,  or for taking  distributions,  because of the  benefits  provided by the Annuity and because the Annuity is a single  premium  product.  Therefore,  in many cases,  using the
Annuity in conjunction  with a qualified plan or arrangement  may require a transfer or "roll over" from an existing  qualified plan or  arrangement.  Before  purchasing  the Annuity for use with a qualified  plan or  arrangement,  you should  obtain  competent tax advice  about the tax  treatment  and the  suitability  of such an  investment.  American  Skandia  does not offer  the  Annuity  in connection with all types of tax-qualified retirement plans and arrangements.

Corporate  Pension and  Profit-sharing  Plans: The Annuity may be used to fund employee  benefits of various  corporate  pension and profit-sharing plans established by corporate employers under Sections 401(a) and 401(k) of the Code.

H.R. 10 Plans:  The Annuity may also be used to fund benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their employees.  These are commonly known as "H.R. 10 Plans" or "Keogh Plans".

Tax Sheltered  Annuities:  Under Section 403(b) of the Code a tax sheltered  annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations specified in Section 501(c)(3) for the benefit of their employees.  We do not permit loans from a TSA.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt employers for their employees may invest in annuity contracts.

Individual  Retirement  Arrangements or "IRA":  Section 408 of the Code allows eligible  individuals to maintain an IRA. The Annuity may be used to receive "roll-over" distributions from certain tax-qualified retirement plans and maintain their tax-deferral.

Roth IRAs:  A form of IRA is also available called a "Roth IRA".

SEP IRAs:  Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions  from qualified  annuities are subject to a penalty equal to 10% of the amount  includible in gross income,  unless an exception  applies.  We believe that the exception for  substantially  equal periodic payments noted in Section  72(t)(2)(A)(iv)  of the Code applies to Annuity Payments as noted above,  under "Special concerns regarding  immediate  annuities." We also believe that the penalty does not apply to any lump sum paid to a Beneficiary under a qualified annuity.

Distributions,  other than  Annuity  Payments,  from a  qualified  annuity  may be  subject to a penalty  equal to 10% of the amount includible  in gross income plus  interest,  unless an exception  applies.  The penalty,  if  applicable,  may apply to all previous distributions and Annuity Payments.

If required by law or regulation,  once each calendar year, we will determine  whether an amount in addition to your Annuity Payment amount is payable.  We do this so that your  Annuity  may  satisfy  the  required  minimum  distribution  rules  pursuant to Section
401(a)(9) of the Code. If we determine  that an  additional  amount is payable,  the  additional  payment  amount will be calculated based on the Income Base.  Units of the Income Base will be redeemed to fund the additional payment amount.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity for  purposes of the Code,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  We expect the
Portfolios to comply with the terms of these regulations.

Transfers  Between  Sub-Accounts:  Transfers  between  Sub-Accounts  are not  subject  to  taxation.  The  Treasury  Department  may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments  underlying such variable annuity.  It is unclear whether such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also unclear what effect,  if any, such guidelines may have on transfers between the Sub-Accounts offered pursuant to this Prospectus.  We will take any action,  including  modifications to your Annuity or the Sub-Accounts, required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain distributions,  including rollovers,  from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes.  This will not apply to:
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated  beneficiary  under such plan (all
     Annuity Payments before the Inheritance Date meet this exception); and
|X|      certain other distributions where automatic 20% withholding may not apply.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  Federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a  confirmation  statement to you each time a transaction  is made  affecting  Income Base, such as transfers or  withdrawals.  We send monthly  statements  reflecting  the  processing  done each Annuity  Payment Date except after any conversion to fixed payments.  Before any conversion,  we also send periodic  statements  detailing the activity affecting your  Annuity  during the calendar  quarter.  You should  review the  information  in these  statements  carefully.  You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the periodic  statement,  we assume all  transactions are accurate unless you notify us within 30 days from the date you receive the periodic  statement.  All transactions  confirmed  immediately or by periodic  statement are deemed  conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Porfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent,  make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., whose  ultimate  parent  is  Skandia  Insurance  Company  Ltd.,  a  Swedish  company.  American  Skandia  markets  its  products  to broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?

The separate  accounts are where  American  Skandia sets aside and invest the assets of some of our annuities The assets  supporting our obligations  under the Annuities are held in separate accounts  established  under the laws of the State of Connecticut.  We are the legal owner of assets in the separate  accounts.  Assets  supporting  fixed annuity  payments after a conversion are held in our general  account.  Income,  gains and losses from assets  allocated to these  separate  accounts are credited to or charged  against each such  separate  account  without  regard to other income,  gains or losses of American  Skandia or of any other of our separate accounts.  These assets may only be charged with  liabilities,  which arise from the annuity  contracts issued by American  Skandia.
The amount of our  obligation  in relation  to  allocations  to the  Sub-accounts  is based on the  investment  performance  of such
Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B

The assets  supporting  obligations  based on allocations to the variable  investment  options are held in either Class 7 or Class 8
Sub-accounts  of  American  Skandia  Life  Assurance  Corporation  Variable  Account B, also  referred to as  "Separate  Account B".
Separate  Account B consists  of  multiple  Sub-accounts.  The name of each  Sub-account  generally  corresponds  to the name of the underlying  Portfolio.  Separate Account B was established by us pursuant to Connecticut  law.  Separate Account B also holds assets of other annuities  issued by us with values and benefits that vary according to the investment  performance of Separate  Account B.
The  Sub-accounts  offered  pursuant to this  Annuity  are Class 7 and Class 8  Sub-accounts  of  Separate  Account B. Each class of
Sub-account in Separate Account B has a different level of charges assessed against such Sub-accounts.

Separate  Account B is  registered  with the SEC under the  Investment  Company  Act of 1940  ("Investment  Company  Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise  investment  policies,  management or practices of Separate Account B.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations  to the  Sub-accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the  investment  results of any  Sub-account.  Your Income Base allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance that the Income Base of your Annuity will equal or be greater than the total of the Premium payments you make to us.

WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each  Portfolio is  registered  as an open-end  management  investment  company  under the  Investment  Company  Act.  Shares of the
Portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and  variable  life  insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

We are the legal  owner of the shares of the  Portfolios  in which the  Sub-accounts  invest.  However,  under SEC  rules,  you have voting rights in relation to Income Base maintained in the  Sub-accounts.  If a Portfolio  requests a vote of shareholders,  we will vote our shares based on  instructions  received from Owners with Income Base allocated to that  Sub-account.  Owners have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have received instructions.  We will furnish  those  Owners who have Income Base  allocated  to a  Sub-account  whose  Portfolio  has  requested a
"proxy" vote with proxy materials and with the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental  investment strategy,  adoption of a new investment advisory agreement, or matters relating to the structure of the Portfolio that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

MATERIAL CONFLICTS

It is possible that differences may occur between  companies that offer shares of a Portfolio to their respective  separate accounts issuing  variable  annuities  and/or  variable life insurance  products.  Differences  may also occur  surrounding the offering of a
Portfolio to variable life insurance  policies and variable  annuity  contracts that we offer.  Under certain  circumstances,  these differences  could be considered  "material  conflicts," in which case we would take necessary action to protect persons with voting rights under our variable  annuity  contracts and variable life insurance  policies  against  persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict"  were to arise between  owners of variable  annuity contracts  and variable life  insurance  policies  issued by us we would take  necessary  action to treat such persons  equitably in resolving the conflict.  "Material  conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life  insurance and variable  annuity  contracts of the same or different  companies.  We monitor any potential  conflicts  that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of the  brokerage  commissions incurred in  connection  with  purchases  and sales of securities  held by the  portfolios  of AST offered as underlying  investment options under this Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Premium  payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules  are available  that provide a lower initial commission  plus  ongoing  annual  compensation  based on all or a portion of Income  Base.  We may also  provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

PERFORMANCE RELATED INFORMATION

We may advertise certain information  regarding the performance of the investment options.  Details on how we calculate  performance for the  investment  options  are found in the  Statement  of  Additional  Information.  This  information  may help you  review the performance  of the  investment  options and provide a basis for  comparison  with other  annuities.  This  information  may be less useful when comparing the performance of the investment  options with other savings or investment  vehicles.  Such other investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

If a Sub-account  advertises its  standardized  total return,  it will usually be calculated for one year, five years,  and then ten years or some  other  relevant  periods  if the  Sub-account  has not been in  existence  for at least ten  years.  Total  return is measured by comparing  the value of an  investment in the  Sub-account  at the beginning of the relevant  period to the value of the investment at the end of the period.

If a  Sub-account  advertises  non-standard  total  returns  that  pre-date  the  inception  date  of the  Separate  Account,  these non-standard  total  returns are  calculated by assuming  that the  Sub-accounts  have been in existence for the same periods as the
Portfolios and by taking deductions for all charges equal to those currently assessed against the Sub-accounts.

Information  regarding  performance  of the Portfolios may provide a partial basis for  comparison  with other  annuities.  However, when making such a  comparison,  you should  note  whether  such other  annuities  provide  guarantees  and  features  similar to or different from those provided  pursuant to the Annuities.  Such information may only be partially  useful in comparing  Annuities to other products or investment  programs  designed to provide periodic  income.  In making any such  comparisons,  you should not only compare  features and benefits,  but should also compare risks,  charges,  tax  treatment,  and treatment of such vehicles for other purposes, such as eligibility for governmental assistance programs, bankruptcy, communal property, etc.

These  performance  measures may have only limited use when  comparing the  performance  of the  investment  options with savings or investment  vehicles  designed for  accumulation  of wealth,  rather than for immediate and on-going  income.  Such vehicles may not provide some of the benefits of immediate  annuities,  or may not be designed  for income  purposes.  Additionally,  such savings or investment vehicles may not be treated like immediate annuities under the Internal Revenue Code.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a Sub-account.  The current and effective yields reflect the Insurance  Charge deducted  against the Sub-account.  In a low interest  rate  environment,  yields for money  market-type  Sub-accounts,  after  deduction of the Insurance  Charge,  may be negative even though the yield (before  deducting the Insurance  Charge) is positive.  Current and effective yield  information will fluctuate.  This  information  may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies  which do not serve as underlying  mutual funds for variable annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts,  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each  Sub-account  will affect performance.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard &Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such  rankings  may help you in  evaluating  our  ability to meet our  obligations  in relation to paying  fixed  Annuity  Payments, guarantee a minimum  level of Annuity  Payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

Illustrations:  You may be  provided a  hypothetical  illustration  of how an Annuity  may  perform,  based on your age,  gender,  a proposed  Premium,  etc. WE DO NOT  GUARANTEE  THAT ANY ANNUITY  WILL PERFORM AS  ILLUSTRATED.  Any such  illustration  is not valid unless  preceded by or accompanied  by this  Prospectus.  No  illustration  is valid unless it includes  examples of how the Annuity would perform  assuming Net  Investment  Performance  both at a rate of zero and at the  Benchmark  Rate in addition to any examples assuming some other interest rate. In addition,  no illustration  is valid if it projects  hypothetical  Net Investment  Performance in the future in excess of 12% per year.When  applicable,  an illustration  would indicate any joint Owner and the age and gender of any joint  Annuitant.  Values may be expressed  as a percentage  of the Premium.  In addition to the Annuity  Payment  Amounts,  the following  values may be  illustrated:  Cash Value;  alternative  taxable  income,  (the income needed from an  investment  taxed at ordinary  income  rates to which the  exclusionary  rules of the Code would not apply to achieve  the same  after tax  income);  the effective rate of return (the yield,  assuming payment of the Cash Value as of the date illustrated);  the cumulative return to-date
(the total amount paid, assuming payment of the Lump Sum Alternative as of the date illustrated).
Unless otherwise  permitted by law or regulation,  performance  information is shown based on an assumed premium,  age and gender of an annuitant,  an assumed  issue date and annuity  date,  etc.  Unless the annuity  issued  exactly  matches the  assumptions  used,
                                                                                            -------
performance information cannot exactly match how an annuity you owned or might have owned would have performed.
Illustrations  may be provided  on paper,  and may be provided  in color.  Illustrations  may be provided in a format  other than on paper.  For example, we may provide illustrations for presentation on a computer screen or in a video format.

AVAILABLE INFORMATION

A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices, The Woolworth Building,  233 Broadway,  New York, NY, and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

HOW TO CONTACT US

You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  during our normal  business  hours,  8:30 a.m. EST to 8:00 p.m. EST,
       Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at  1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American Skandia - Variable  Annuities,  Once Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com; or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION

Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information Regarding American Skandia Life Assurance Corporation
American Skandia Life Assurance Corporation Variable Account B (Class 7 &8 Sub-accounts)
Principal Underwriter/Distributor
Calculation of Performance Data
Unit Price Determinations
Voting Rights
Modification
Deferral Transactions
Misstatement of Age or Sex
Ending of Offer
Independent Auditors
Legal Experts
Financial Statements

                               APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2002 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

         Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the Class 7 and Class 8  Sub-accounts  of  Separate  Account B that  commenced  operations  prior to January 1, 2002 and are being offered  pursuant to this  Prospectus or which we offer  pursuant to certain other  prospectuses;  and (b) the number of Units outstanding  in each such  Sub-account as of the dates shown.  The year in which  operations  commenced in each such  Sub-account is noted in  parentheses.  To the extent a Sub-account  commenced  operations  during a particular  calendar year, the Unit Price as of the end of the period  reflects  only the partial  year results from the  commencement  of  operations  until  December  31st of the applicable  year. The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations  prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

* NOTE:  N/A indicates that the Sub-account is not available with the Optional Guarantee Feature.

                  Year Ended December 31, 2000
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
                                                              ---
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
                                                              ---
--------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                            $6.86              8.99                  $6.75               8.94
Number of Units                     136,976            33,897                122,439             22,558
--------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                           $14.10             18.68                 $13.93              18.64
Number of Units                       5,277             6,782                    -0-                -0-
--------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                            $7.06              9.84                  $6.95               9.78
Number of Units                      60,129            32,368                195,586             20,094
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------   ---------------------------------------
AST DeAM International
Equity 2
(1994)
Unit Price                            $5.41              8.08                  $5.32               8.03
Number of Units                      29,954            20,311                 40,323             11,907
--------------------------------------------------------------------------------------------------------
AST MFS Global Equity
(1999)
Unit Price                            $8.64              9.72                  $8.50               9.66
Number of Units                      49,536            23,151                109,159             18,836
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 3
(1994)
Unit Price                           $18.70             20.25                 $18.48              20.21
Number of Units                       2,439               978                  1,419                -0-
--------------------------------------------------------------------------------------------------------

                  Year Ended December 31, 2000
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
                                                              ---
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
--------------------------------------------------------------   ---------------------------------------
AST DeAM Small-
Cap Growth 4
(1999)
Unit Price                            $6.48              9.17                  $6.38               9.12
Number of Units                      41,602            35,743                 61,068             13,939
--------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                            $7.12              9.08                  $7.03               9.06
Number of Units                      10,912               243                 18,122              7,308
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-
Cap Value 5
(1998)
Unit Price                           $13.65             12.58                 $13.43              12.50
Number of Units                      40,847            14,220                 84,913             27,028
--------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 6
(1997)
Unit Price                           $12.06             11.41                 $11.86              11.34
Number of Units                      33,608            15,339                120,504             13,253
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth
(2000)
Unit Price                            $4.15              7.03                  $4.09               6.99
Number of Units                      17,882             2,473                121,887             15,210
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth 7
(1994)
Unit Price                            $7.11              9.71                  $7.00               9.65
Number of Units                      51,711            36,882                158,052             15,171
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value 8
(1993)
Unit Price                           $11.62             12.13                 $11.43              12.06
Number of Units                      56,219            16,574                232,052             50,760
--------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth
(2000)
Unit Price                            $7.14              8.68                  $7.03               8.63
Number of Units                      56,649            30,915                 43,736              5,869
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                            $9.72             10.07                  $9.61              10.05
Number of Units                      26,857            12,895                 99,742             13,329
--------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                           $11.18             11.24                    N/A                N/A
Number of Units                       1,879               -0-
--------------------------------------------------------------------------------------------------------
AST Alliance Growth 9
(1996)
Unit Price                            $7.12              8.46                  $7.01               8.41
Number of Units                     106,762            97,356                221,785             54,734
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                            $7.48              9.68                  $7.36               9.62
Number of Units                      47,656             3,089                163,552              6,313
--------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                            $7.80             10.09                  $7.67              10.03
Number of Units                     182,904           114,992                333,789             39,110
--------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                            $5.33              7.90                  $5.24               7.85
Number of Units                     404,404           235,747                312,586             98,104
--------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Value 10
(2000)
Unit Price                            $9.17              9.83                  $9.06               9.81
Number of Units                       1,696               442                 33,451                751
--------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value 11
(2001)
Unit Price                            $9.64                 -                  $9.56                  -
Number of Units                         -0-                 -                102,674                  -
--------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value  11
(2001)
Unit Price                           $10.05                 -                  $9.99                  -
Number of Units                      18,453                 -                 20,330                  -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST Cohen &Steers
Realty
(1998)
Unit Price                           $11.75             11.57                    N/A                N/A
Number of Units                      16,487            16,557
--------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 12
(1998)
Unit Price                            $8.41              9.46                  $8.27               9.40
Number of Units                      39,414             9,941                 71,715                -0-
--------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
--------------------------------------------------------------------------------------------------------
AST American Century
Income &Growth 13
(1997)
Unit Price                            $8.47              9.36                  $8.33               9.30
Number of Units                     113,372            70,887                 73,819             15,435
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------   ---------------------------------------
AST Alliance Growth
and Income 14
(1992)
Unit Price                           $10.35             10.53                 $10.18              10.46
Number of Units                     205,232            34,439                388,642             65,572
--------------------------------------------------------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                            $8.42             10.09                  $8.28              10.02
Number of Units                      18,030             1,919                 61,034             14,762
--------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                            $9.31             10.32                  $9.16              10.25
Number of Units                      44,212             8,596                286,726             66,175
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST DeAM Global
Allocation 15
(1993)
Unit Price                            $8.84             10.14                    N/A                N/A
Number of Units                      38,208            30,678
--------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                            $9.38              9.87                  $9.23               9.81
Number of Units                       4,905             1,725                119,592              6,562
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                            $9.52             10.12                    N/A                N/A
Number of Units                      13,152             2,412
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond 16
(1994)
Unit Price                           $10.84             10.70                 $10.67              10.63
Number of Units                      16,390               -0-                 52,960              7,254
--------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                            $9.27              9.37                  $9.12               9.32
Number of Units                      45,297            12,929                267,028             78,621
--------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
--------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                           $10.30             10.13                 $10.18              10.11
Number of Units                      16,628               425                202,202             14,804
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                           $11.80             10.97                 $11.61              10.91
Number of Units                     275,317            37,918                910,141            188,746
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------   ---------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                           $11.29             10.59                 $11.11              10.53
Number of Units                     112,948             1,940                133,890             12,293
--------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                           $10.57             10.32                 $10.40              10.25
Number of Units                     179,509            29,567                    -0-             34,578
--------------------------------------------------------------------------------------------------------
The Montgomery Variable
Series - MV
Emerging Markets
(1996)
Unit Price                            $7.53              8.19                    N/A                N/A
Number of Units                       6,555             3,293
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                            $9.79             10.59                  $9.63              10.52
Number of Units                       1,095               327                  2,321                -0-
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                           $15.89             17.01                 $15.70              16.98
Number of Units                       1,992               -0-                  4,150                -0-
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Nova
(1999)
Unit Price                            $6.59              8.73                    N/A                N/A
Number of Units                         517            22,973
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa
(1999)
Unit Price                           $12.43             10.94                    N/A                N/A
Number of Units                         -0-               -0-
--------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
-----------------------------------------------------------------                    -------------------
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
OTC
(1999)
Unit Price                            $4.49              7.01                    N/A                N/A
Number of Units                      21,091            51,764
--------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                            $6.80              9.99                    N/A                N/A
Number of Units                      15,825            22,264
--------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                            $4.27              7.98                    N/A                N/A
Number of Units                      35,767            25,984
--------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                           $11.35             13.14                    N/A                N/A
Number of Units                      27,104            32,969
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                           $11.02             12.38                    N/A                N/A
Number of Units                       8,536             9,786
--------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                            $3.66              8.05                    N/A                N/A
Number of Units                      16,854            20,235
--------------------------------------------------------------------------------------------------------
Evergreen VA -  Global
Leaders
(1999)
Unit Price                            $8.51              9.96                  $8.38               9.90
Number of Units                      12,525               350                 81,120                860
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                            $8.49              9.35                  $8.35               9.29
Number of Units                       5,085               -0-                  9,175                -0-
--------------------------------------------------------------------------------------------------------
Evergreen VA - Omega 11
(2001)
Unit Price                            $9.04                 -                  $8.98                  -
Number of Units                         -0-                 -                  6,609                  -
--------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
--------------------------------------------------------------------------------------------------------
ProFund VP -
Europe 30
(1999)
Unit Price                            $6.97              9.30                    N/A                N/A
Number of Units                       7,317               -0-
-----------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 17
(1999)
Unit Price                            $8.50              9.32                    N/A                N/A
Number of Units                         -0-             3,174
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ProFund VP - OTC 18
(2001)
Unit Price                            $5.77                 -                    N/A                  -
Number of Units                         -0-                 -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------   ---------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                            $1.25              4.06                    N/A                N/A
Number of Units                      58,556             3,787
--------------------------------------------------------------   ---------------------------------------
ProFund VP - Bear 18
(2001)
Unit Price                           $11.55                 -                    N/A                  -
Number of Units                         -0-                 -
--------------------------------------------------------------   ---------------------------------------
ProFund VP - Bull Plus
18
(2001)                                $7.48                 -                    N/A                  -
Unit Price                              -0-                 -
Number of Units
--------------------------------------------------------------   ---------------------------------------
ProFund VP -
Biotechnology 18
(2001)
Unit Price                            $8.38                 -                    N/A                  -
Number of Units                       3,279                 -
--------------------------------------------------------------------------------------------------------
ProFund VP - Energy 18
(2001)
Unit Price                            $9.20                 -                    N/A                  -
Number of Units                         -0-                 -
--------------------------------------------------------------------------------------------------------
ProFund VP -
Financial 18
(2001)
Unit Price                            $9.23                 -                    N/A                  -
Number of Units                       8,154                 -
--------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
--------------------------------------------------------------------------------------------------------
                                2001              2000                  2001                2000
--------------------------------------------------------------------------------------------------------
                              Class 7            Class 7               Class 8            Class 8
                                                                      (Optional          (Optional
                                                                 Guarantee Feature)  Guarantee Feature)
--------------------------------------------------------------   ---------------------------------------
ProFund VP -
Healthcare 18
(2001)
Unit Price                            $9.37                 -                    N/A                  -
Number of Units                       2,564                 -
--------------------------------------------------------------   ---------------------------------------
ProFund VP -
Real Estate 18
(2001)
Unit Price                           $10.78                 -                    N/A                  -
Number of Units                       2,306                 -
--------------------------------------------------------------   ---------------------------------------
ProFund VP -
Technology 18
(2001)
Unit Price                            $5.92                 -                    N/A                  -
Number of Units                      12,704                 -
--------------------------------------------------------------   ---------------------------------------
ProFund VP -
Telecommunications 18
(2001)
Unit Price                            $7.11                 -                    N/A                  -
Number of Units                         -0-                 -
--------------------------------------------------------------   ---------------------------------------
ProFund VP -
Utilities 18
(2001)
Unit Price                            $8.13                 -                    N/A                  -
Number of Units                         -0-                 -
--------------------------------------------------------------------------------------------------------
First Trust(R)10
Uncommon Values
(2000)
Unit Price                            $4.73              7.44                    N/A                N/A
Number of Units                      31,543            32,451
--------------------------------------------------------------------------------------------------------
SP Jennison
International Growth 19
(2001)
Unit Price                            $7.40                 -                  $7.35                  -
Number of Units                         -0-                 -                  7,240                  -
--------------------------------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became Sub-advisor of the Portfolios.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the Portfolio,  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
3.       Effective  September 17, 2001, Pilgrim Baxter &Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
4.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
5.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett &Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value.
6.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
7.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
8.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
9.       Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens &Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
10.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
11.      These Portfolios commenced operations on May 1, 2001.
12.      Effective  May 1, 2000,  Sanford C.  Bernstein &Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
13.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth &Income."
14.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett &Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
15.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, A I M
     Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
16.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens &Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
17.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
18.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
19.      This Portfolio was first offered as a Sub-account on April 15, 2001.

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

-------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS VIAS/G-PROS- (05/2002).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                  STATEMENT OF ADDITIONAL INFORMATION

The Annuity is registered  under the Securities  Act of 1933 and the Investment  Company Act of 1940. The Annuity is issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B (CLASS 7  SUB-ACCOUNTS)  or (CLASS 8 SUB-ACCOUNTS)  and AMERICAN  SKANDIA LIFE
ASSURANCE CORPORATION.

                                                           TABLE OF CONTENTS

Item                                                                                                                   Page
----                                                                                                                   ----

General Information Regarding American Skandia Life Assurance Corporation                                                 2
American Skandia Life Assurance Corporation Variable Account B (Class 7 &8 Sub-accounts)                                 2
Principal Underwriter/Distributor                                                                                         2
Calculation of Performance Data                                                                                           3
Unit Price Determinations                                                                                                12
Voting Rights                                                                                                            13
Modification                                                                                                             13
Deferral of Transactions                                                                                                 14
Misstatement of Age or Sex                                                                                               14
Ending of Offer                                                                                                          14
Independent Auditors                                                                                                     14
Legal Experts                                                                                                            14
Financial Statements                                                                                                     14
         Audited Consolidated Financial Statements of American Skandia Life Assurance Corporation
         American Skandia Separate Account B - Class 7 and 8 Sub-accounts

----------------------------------------------------------------------------------------------------------------------------------------
THIS  STATEMENT OF ADDITIONAL  INFORMATlON  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE  ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
----------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
VIA S/G-SAI [05/2002]

GENERAL  INFORMATION  REGARDING AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION:  American Skandia Life Assurance  Corporation  ("American
Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American  Skandia,  Inc.  ("ASI"),  whose ultimate  parent is Skandia
Insurance  Company Ltd., a Swedish  company.  Skandia  Insurance  Company Ltd. is a major worldwide  insurance  company  operating from
Stockholm,  Sweden which owns and controls,  directly or through subsidiary  companies,  numerous  insurance and related companies.  We are organized as a Connecticut  stock life insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell  insurance  products in each of the fifty  states of the United  States,  and the  District of Columbia.  American
Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 7 &8 Sub-accounts):
American Skandia Life Assurance  Corporation  Variable Account B (Class 7 &8 Sub-accounts),  also referred to as "Separate Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other annuities  issued by us with values and benefits that vary according to the investment  performance  the underlying  mutual funds or portfolios of underlying  mutual funds offered as Sub-accounts  of Separate  Account B. The underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the Portfolios.  The  Sub-accounts  offered  pursuant to this  Prospectus are all Class 7 or 8 Sub-accounts  of Separate  Account B.
Each class of  Sub-accounts of Separate  Account B has a different level of asset-based  charges  assessed  against such  Sub-accounts.
Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate  Account B is registered  with the Securities and Exchange  Commission  ("SEC") under the Investment  Company Act of 1940 (the
"Investment  Company  Act")  as a unit  investment  trust,  which  is a type of  investment  company.  Values  and  benefits  based  on allocations to the Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

We offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.  If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the  investment  objectives  and policies of each Portfolio is found in the  Prospectus.  More detailed  information about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by  recognized  rating  services  for bonds and other debt  obligations.  There can be no  guarantee  that any
Portfolio will meet its investment objectives.

Each  underlying  mutual  fund is  registered  under the  Investment  Company  Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund thereof may or may not be diversified  as defined in the  Investment  Company Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally, each  portfolio  issues a separate  class of shares.  Shares of the  portfolios  are available to separate  accounts of life  insurance companies  offering  variable  annuity  and  variable  life  insurance  products.  The  shares may also be made  available,  subject to obtaining all required  regulatory  approvals,  for direct  purchase by various  pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available  by creating new  Sub-accounts.  Additionally,  new  portfolios  may be made  available by the creation of new  Sub-accounts  from time to time.  Such a new  portfolio  may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that  portfolio.  We may take other actions in relation to the
Sub-accounts and/or Separate Account B.

PRINCIPAL  UNDERWRITER/DISTRIBUTOR:  American  Skandia  Marketing,  Incorporated  ("ASM"),  a  wholly-owned  subsidiary  of ASI, is the distributor  and principal  underwriter  of the Annuity  described in the  Prospectus  and this  Statement of  Additional  Information.
American Skandia Life Assurance Corporation and American Skandia Investment Services,  Incorporated  ("ASISI"),  the investment manager of American  Skandia Trust and American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American  Skandia
Information Services and Technology  Corporation ("ASIST"),  also a wholly-owned  subsidiary of ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American
Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection with purchases and sales of securities  held by Portfolios of American  Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the
Securities  and  Exchange  Act of 1934  ("Exchange  Act") and is a member of the  National  Association  of  Securities  Dealers,  Inc.
("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the
Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is  generally  based on a percentage  of Premium payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing  annual  compensation  based on all or a portion of Cash Value.  We may also provide  compensation  to firms for providing ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any  additional  charge to you or to the Separate  Account.  No  compensation  is payable on Annuities  purchased by a member of the designated class of Owners.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an underwriting commission for its role as principal  underwriter/distributor  of all variable insurance products issued by ASLAC. ASM is responsible for payment of commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting  commissions paid to ASM in its role as principal underwriter/distributor has been: 2001: $193,056,109; 2000: $355,445,427; 1999: $296,723,325.

CALCULATION  OF PERFORMANCE  DATA: We may provide three types of performance  information:  (a) the "effective  rate of return",  which is the yield of the Annuity; (b) the cumulative return to-date; and total returns.

Effective Rate of Return/Cumulative Return to Date
--------------------------------------------------
The  performance  of an Annuity  over time depends on: (a) Net  Investment  Performance;  (b) the age of the  Annuitant at the time the
Annuity is issued;  (c) the gender of the Annuitant  (unless  applicable  law or regulation  requires that we ignore  gender);  (d) the
Annuity plan issued,  particularly,  the applicable Benchmark Rate and Annuity Factors for such plan; and (e) what lump sum, if any, is available at the end of the period. In order to provide performance  information,  we assume that a hypothetical  Annuity was issued at the beginning of the period to be measured, and that:

         (1)  The Annuitant was [  ] on the Issue Date;

         (2)  The Annuitant was male, and that gender affected the Annuity Factors;

         (3)  A single, specified investment option was used for the entire period being measured;

         (4)  The end of the period is the Inheritance Date;

         (5)  A lump sum is being paid to the Beneficiary as of that date in lieu of Annuity Payments.

Both the effective  rate of return and the  cumulative  return  to-date might be lower in certain  circumstances  if the Cash Value was used rather than the lump sum in lieu of Annuity Payments.

Most of the underlying  mutual fund  portfolios  ("Portfolios")  existed prior to the inception of the  Sub-accounts.  In order to give you a basis for analyzing the  performance of the various  investment  options over as long a time as possible,  we assume the issuance of a hypothetical  Annuity  investing  solely in the applicable  investment  option from the date the Portfolio  commenced  operations.
Therefore,  performance  quoted in advertising  regarding such  Sub-accounts  may indicate periods prior to the initial offering of the
Annuities.

To the extent allowed by law or regulation, as well as the rules of applicable  self-regulatory  organizations such as the NASD, we may also provide  hypothetical  performance  of an Annuity as if a  hypothetical  Portfolio  performed  exactly  like:  (a) a common market index,  such as the Standard &Poor's 500; or (b) a stated  weighted  average of such an index with an index of the performance of debt instruments,  such as an index measuring the return of corporate  bonds.  This latter method of using a stated weighted  average may be particularly  helpful if you are  considering  utilizing  an  investment  option that expects to maintain  significant  portions of its assets in both equity and debt instruments.

Total Return
------------
Total return for the other Sub-accounts is computed by using the formula:

                                                             P(1+T)n = ERV

                                                                where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period  over which  total  return is being measured.

We may advertise the  performance  of the  Portfolios in the form of "Standard"  and  "Non-standard"  Total  Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account  during the most recent,  one, five and ten year  periods (or since the  inception  date that the  Portfolio  has been  offered as a  Sub-account,  if less).  "Standard  Total
Return" figures assume that the Insurance  Charge is deducted.  "Non-standard  Total Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  "Non-standard  Total Return"  figures may be used that do not reflect all fees and charges.  Non-standard  Total Returns are calculated in the same manner as standardized  returns except that the  calculations may assume no redemption  at the end of the  applicable  periods.  Non-standard  Total  Returns must be  acompanied  by Standard  Total
Returns.

Non-standard  Total Returns reflect the addition of Credits.  The  Non-standard  Total Return numbers provided may assume Credits equal to 1.0%,  2.0% or 3.0%,  respectively,  of Premium,  based on the age of the youngest  Annuitant  on the Issue Date.  The amount of the
Credit applicable is described in detail in the "Will I Receive Credits on my Premium?" section of the Prospectus.

Some of the  Portfolios  existed  prior to the  inception of these  Sub-accounts.  Performance  quoted in  advertising  regarding  such
Sub-accounts  may indicate  periods  during which the  Sub-accounts  have been in  existence  but prior to the initial  offering of the
Annuities,  or  periods  during  which the  Portfolios  have been in  existence,  but the  Sub-accounts  have  not.  Such  hypothetical performance is calculated using the same assumptions  employed in calculating  actual  performance since inception of the Sub-accounts.
Hypothetical  historical  performance of the underlying  mutual fund portfolios  prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December 31,
2001. The  "inception-to-date"  figures shown below are based on the inception date of a Portfolio.  "N/A" means "not  applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting  performance  prior to such Sub-account's inception is based on such information.

Some of the  Portfolios  may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement  or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the
Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The performance  information may be useful in reviewing and comparing the  performance of the  Sub-accounts,  and for provising a basis for comparison with  Sub-accounts  offered under other immediate  annuities.  It may have only a limited  usefulness in comparison with other annuities,  given that, as of the date of this Statement of Additional  Information,  we were unaware of any annuities structured in a similar fashion.  (To our knowledge,  other variable  immediate  annuities are structured such that investment  performance always directly  affects  the  amount of each  Annuity  Payment,  not any  Inheritance  Period.)  These  measures  may be even less  useful in providing a basis for comparison with other  investments  that neither provide some of the benefits of the annuities or the benefits of other variable immediate annuities.

Net Investment  Performance will depend on the type, quality and, for some of the Sub-accounts,  the maturities of the investments held by the  Portfolios  and upon  prevailing  market  conditions  and the response of the  Portfolios to such  conditions.  Net  Investment
Performance will also depend on changes in the expenses of the Portfolios.

                             AMERICAN SKANDIA ADVISORS INCOME ANNUITY (WITHOUT OPTIONAL GUARANTEE FEATURE)

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          No Credit Applicable to Premium                      1% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -23.72     N/A       N/A       N/A      -20.87        -22.96     N/A       N/A       N/A     -20.38
AST Janus Overseas Growth          -24.50     N/A       N/A       N/A      -29.33        -23.75     N/A       N/A       N/A     -28.74
AST American Century               -28.19     N/A       N/A       N/A      -19.42        -27.47     N/A       N/A       N/A     -18.92
  International Growth
AST DeAM International Equity      -33.06     N/A       N/A       N/A      -31.71        -32.40     N/A       N/A       N/A     -31.29
AST MFS Global Equity              -11.10     N/A       N/A       N/A       -8.70        -10.21     N/A       N/A       N/A      -8.13
AST PBHG Small-Cap Growth           -7.64     N/A       N/A       N/A      -26.44        -6.72      N/A       N/A       N/A     -25.82
AST DeAM Small-Cap Growth          -29.32     N/A       N/A       N/A      -23.61        -28.62     N/A       N/A       N/A     -23.13
AST Federated Aggressive Growth    -21.61     N/A       N/A       N/A      -24.89        -20.82     N/A       N/A       N/A     -24.26
AST Goldman Sachs Small-Cap         8.53      N/A       N/A       N/A       21.33         9.62      N/A       N/A       N/A      22.08
  Value
AST Gabelli Small-Cap Value         5.64      N/A       N/A       N/A       12.32         6.69      N/A       N/A       N/A      13.02
AST Janus Mid-Cap Growth           -40.92     N/A       N/A       N/A      -42.05        -40.33     N/A       N/A       N/A     -41.69
AST NB Mid-Cap Growth              -26.72     N/A       N/A       N/A      -19.07        -25.99     N/A       N/A       N/A     -18.56
AST NB Mid-Cap Value                -4.24     N/A       N/A       N/A       9.78         -3.28      N/A       N/A       N/A      10.46
AST Alger All-Cap Growth           -17.71     N/A       N/A       N/A      -18.86        -16.89     N/A       N/A       N/A     -18.36
AST Gabelli All-Cap Value           -3.40     N/A       N/A       N/A       -2.33        -2.44      N/A       N/A       N/A      -1.51
AST T. Rowe Price Natural           -0.56     N/A       N/A       N/A       7.15          0.44      N/A       N/A       N/A      7.81
  Resources
AST Alliance Growth                -15.79     N/A       N/A       N/A      -18.99        -14.94     N/A       N/A       N/A     -18.49
AST MFS Growth                     -22.67     N/A       N/A       N/A      -16.48        -21.89     N/A       N/A       N/A     -15.97
AST Marsico Capital Growth         -22.69     N/A       N/A       N/A      -14.29        -21.92     N/A       N/A       N/A     -13.76
AST JanCap Growth                  -32.53     N/A       N/A       N/A      -32.35        -31.85     N/A       N/A       N/A     -31.93
AST DeAM Large-Cap Value            -6.72     N/A       N/A       N/A       -7.06        -5.78      N/A       N/A       N/A      -6.28
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -3.62         N/A       N/A       N/A       N/A      -2.65
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       0.55          N/A       N/A       N/A       N/A      1.56
AST Cohen &Steers Realty           1.57      N/A       N/A       N/A       10.55         2.58      N/A       N/A       N/A      11.24
AST Sanford Bernstein Managed      -11.14     N/A       N/A       N/A      -10.23        -10.25     N/A       N/A       N/A      -9.67
  Index 500
AST American Century Income &      -9.58     N/A       N/A       N/A       -9.83        -8.68      N/A       N/A       N/A      -9.27
  Growth
AST Alliance Growth and Income      -1.73     N/A       N/A       N/A       2.14         -0.74      N/A       N/A       N/A      2.78
AST MFS Growth with Income         -16.52     N/A       N/A       N/A      -10.13        -15.69     N/A       N/A       N/A      -9.57
AST INVESCO Equity Income           -9.73     N/A       N/A       N/A       -4.33        -8.83      N/A       N/A       N/A      -3.74
AST DeAM Global Allocation         -12.84     N/A       N/A       N/A       -7.40        -11.97     N/A       N/A       N/A      -6.83
AST American Century Strategic      -5.00     N/A       N/A       N/A       -3.90        -4.05      N/A       N/A       N/A      -3.31
  Balanced
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST T. Rowe Price Asset             -5.98     N/A       N/A       N/A       -3.02        -5.04      N/A       N/A       N/A      -2.42
  Allocation
AST T. Rowe Price Global Bond       1.38      N/A       N/A       N/A       5.17          2.39      N/A       N/A       N/A      5.82
AST Federated High Yield            -1.11     N/A       N/A       N/A       -4.61        -0.12      N/A       N/A       N/A      -4.01
AST Lord Abbett Bond-Debenture      1.75      N/A       N/A       N/A       2.54          2.77      N/A       N/A       N/A      3.41
AST PIMCO Total Return Bond         7.51      N/A       N/A       N/A       10.81         8.58      N/A       N/A       N/A      11.50
AST PIMCO Limited Maturity          6.62      N/A       N/A       N/A       7.85          7.69      N/A       N/A       N/A      8.52
  Bond

MV Emerging Markets                 -8.12     N/A       N/A       N/A      -16.18        -7.21      N/A       N/A       N/A     -15.66

WFVT Equity Value                   -7.56     N/A       N/A       N/A       -1.32        -6.64      N/A       N/A       N/A      -0.70
WFVT Equity Income                  -6.60     N/A       N/A       N/A       -0.31        -5.66      N/A       N/A       N/A      0.53

Rydex Nova                         -24.54     N/A       N/A       N/A      -22.86        -23.78     N/A       N/A       N/A     -22.38
Rydex Ursa                          13.56     N/A       N/A       N/A       14.45        14.69      N/A       N/A       N/A      15.16
Rydex OTC                          -35.99     N/A       N/A       N/A      -39.23        -35.35     N/A       N/A       N/A     -38.85

INVESCO VIF Dynamics               -32.00     N/A       N/A       N/A      -21.33        -31.32     N/A       N/A       N/A     -20.84
INVESCO VIF Technology             -46.50     N/A       N/A       N/A      -41.09        -45.97     N/A       N/A       N/A     -40.72
INVESCO VIF Health Sciences        -13.68     N/A       N/A       N/A       8.16         -12.82     N/A       N/A       N/A      8.83
INVESCO VIF Financial Services     -11.01     N/A       N/A       N/A       6.22         -10.12     N/A       N/A       N/A      6.88
INVESCO VIF                        -54.58     N/A       N/A       N/A      -46.47        -54.13     N/A       N/A       N/A     -46.14
  Telecommunications

Evergreen VA Global Leaders        -14.51     N/A       N/A       N/A       -9.51        -13.65     N/A       N/A       N/A      -8.95
Evergreen VA Special Equity         -9.26     N/A       N/A       N/A       -9.70        -8.35      N/A       N/A       N/A      -9.14
Evergreen VA Omega                   N/A      N/A       N/A       N/A       -9.59         N/A       N/A       N/A       N/A      -8.69

ProFund VP Europe 30               -25.07     N/A       N/A       N/A      -20.10        -24.32     N/A       N/A       N/A     -19.60
ProFund VP UltraSmall-Cap            N/A      N/A       N/A       N/A      -80.75         N/A       N/A       N/A       N/A     -80.56
ProFund VP UltraOTC                 -8.77     N/A       N/A       N/A       -9.59        -7.85      N/A       N/A       N/A      -9.03
ProFund VP OTC                     -69.11     N/A       N/A       N/A      -72.45        -68.81     N/A       N/A       N/A     -72.28
ProFund VP Bear                      N/A      N/A       N/A       N/A      -61.49         N/A       N/A       N/A       N/A     -61.11
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -75.06         N/A       N/A       N/A       N/A     -74.81
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -72.07         N/A       N/A       N/A       N/A     -71.79
ProFund VP Energy                    N/A      N/A       N/A       N/A      -69.33         N/A       N/A       N/A       N/A     -69.02
ProFund VP Financial                 N/A      N/A       N/A       N/A      -69.23         N/A       N/A       N/A       N/A     -68.93
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.78         N/A       N/A       N/A       N/A     -68.47
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -64.07         N/A       N/A       N/A       N/A     -63.71
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.27         N/A       N/A       N/A       N/A     -80.07
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.32         N/A       N/A       N/A       N/A     -76.08
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.89         N/A       N/A       N/A       N/A     -72.62

First Trust(R)10 Uncommon Values    -36.45    N/A       N/A       N/A      -39.42        -35.81     N/A       N/A       N/A     -39.02

SP Jennison International Growth     N/A      N/A       N/A       N/A      -26.02         N/A       N/A       N/A       N/A     -25.28
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                 -------------------------------------------------- -- -------------------------------------------------
                                             Non-Standard Total Return                            Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          2% Credit Applicable to Premium                      3% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years    to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -22.19     N/A       N/A       N/A      -19.89        -21.43     N/A       N/A       N/A     -19.41
AST Janus Overseas Growth          -22.99     N/A       N/A       N/A      -28.15        -22.24     N/A       N/A       N/A     -27.56
AST American Century               -26.75     N/A       N/A       N/A      -18.42        -26.03     N/A       N/A       N/A     -17.92
  International Growth
AST DeAM International Equity      -31.73     N/A       N/A       N/A      -30.87        -31.06     N/A       N/A       N/A     -30.45
AST MFS Global Equity               -9.32     N/A       N/A       N/A       -7.57        -8.43      N/A       N/A       N/A      -7.00
AST PBHG Small-Cap Growth           -5.79     N/A       N/A       N/A      -25.20        -4.87      N/A       N/A       N/A     -24.59
AST DeAM Small-Cap Growth          -27.91     N/A       N/A       N/A      -22.66        -27.20     N/A       N/A       N/A     -22.19
AST Federated Aggressive Growth    -20.04     N/A       N/A       N/A      -23.63        -19.26     N/A       N/A       N/A     -23.00
AST Goldman Sachs Small-Cap         10.70     N/A       N/A       N/A       22.83        11.79      N/A       N/A       N/A      23.57
  Value
AST Gabelli Small-Cap Value         7.75      N/A       N/A       N/A       13.71         8.81      N/A       N/A       N/A      14.40
AST Janus Mid-Cap Growth           -39.74     N/A       N/A       N/A      -41.34        -39.15     N/A       N/A       N/A     -40.98
AST NB Mid-Cap Growth              -25.26     N/A       N/A       N/A      -18.06        -24.52     N/A       N/A       N/A     -17.57
AST NB Mid-Cap Value                -2.32     N/A       N/A       N/A       11.13        -1.37      N/A       N/A       N/A      11.81
AST Alger All-Cap Growth           -16.07     N/A       N/A       N/A      -17.86        -15.24     N/A       N/A       N/A     -17.36
AST Gabelli All-Cap Value           -1.47     N/A       N/A       N/A       -0.69        -0.50      N/A       N/A       N/A      0.13
AST T. Rowe Price Natural           1.43      N/A       N/A       N/A       8.47          2.43      N/A       N/A       N/A      9.13
  Resources
AST Alliance Growth                -14.10     N/A       N/A       N/A      -17.99        -13.26     N/A       N/A       N/A     -17.49
AST MFS Growth                     -21.12     N/A       N/A       N/A      -15.45        -20.35     N/A       N/A       N/A     -14.94
AST Marsico Capital Growth         -21.14     N/A       N/A       N/A      -13.23        -20.37     N/A       N/A       N/A     -12.70
AST JanCap Growth                  -31.18     N/A       N/A       N/A      -31.51        -30.50     N/A       N/A       N/A     -31.09
AST DeAM Large-Cap Value            -4.85     N/A       N/A       N/A       -5.50        -3.92      N/A       N/A       N/A      -4.72
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -1.69         N/A       N/A       N/A       N/A      -0.72
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       2.56          N/A       N/A       N/A       N/A      3.57
AST Cohen &Steers Realty           3.60      N/A       N/A       N/A       11.92         4.61      N/A       N/A       N/A      12.60
AST Sanford Bernstein Managed       -9.36     N/A       N/A       N/A       -9.12        -8.47      N/A       N/A       N/A      -8.57
  Index 500
AST American Century Income &      -7.77     N/A       N/A       N/A       -8.72        -6.87      N/A       N/A       N/A      -8.16
  Growth
AST Alliance Growth and Income      0.24      N/A       N/A       N/A       3.41          1.22      N/A       N/A       N/A      4.04
AST MFS Growth with Income         -14.85     N/A       N/A       N/A       -9.02        -14.02     N/A       N/A       N/A      -8.47
AST INVESCO Equity Income           -7.93     N/A       N/A       N/A       -3.14        -7.02      N/A       N/A       N/A      -2.56
AST DeAM Global Allocation         -11.10     N/A       N/A       N/A       -6.26        -10.22     N/A       N/A       N/A      -5.69
AST American Century Strategic      -3.10     N/A       N/A       N/A       -2.71        -2.15      N/A       N/A       N/A      -2.12
  Balanced
AST T. Rowe Price Asset             -4.10     N/A       N/A       N/A       -1.82        -3.16      N/A       N/A       N/A      -1.22
Allocation
AST T. Rowe Price Global Bond       3.40      N/A       N/A       N/A       6.47          4.42      N/A       N/A       N/A      7.11
AST Federated High Yield            0.87      N/A       N/A       N/A       -3.42         1.86      N/A       N/A       N/A      -2.84
AST Lord Abbett Bond-Debenture      3.78      N/A       N/A       N/A       4.27          4.80      N/A       N/A       N/A      5.13
AST PIMCO Total Return Bond         9.66      N/A       N/A       N/A       12.18        10.73      N/A       N/A       N/A      12.87
AST PIMCO Limited Maturity          8.76      N/A       N/A       N/A       9.19          9.82      N/A       N/A       N/A      9.85
  Bond

MV Emerging Markets                 -6.29     N/A       N/A       N/A      -15.14        -5.37      N/A       N/A       N/A     -14.63

WFVT Equity Value                   -5.71     N/A       N/A       N/A       -0.09        -4.79      N/A       N/A       N/A      0.51
WFVT Equity Income                  -4.73     N/A       N/A       N/A       1.37         -3.79      N/A       N/A       N/A      2.20

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
Rydex Nova                         -23.03     N/A       N/A       N/A      -21.90        -22.27     N/A       N/A       N/A     -21.43
Rydex Ursa                          15.83     N/A       N/A       N/A       15.87        16.96      N/A       N/A       N/A      16.57
Rydex OTC                          -34.71     N/A       N/A       N/A      -38.48        -34.07     N/A       N/A       N/A     -38.10

INVESCO VIF Dynamics               -30.64     N/A       N/A       N/A      -20.36        -29.96     N/A       N/A       N/A     -19.87
INVESCO VIF Technology             -45.43     N/A       N/A       N/A      -40.36        -44.90     N/A       N/A       N/A     -39.99
INVESCO VIF Health Sciences        -11.95     N/A       N/A       N/A       9.49         -11.09     N/A       N/A       N/A      10.16
INVESCO VIF Financial Services      -9.23     N/A       N/A       N/A       7.54         -8.34      N/A       N/A       N/A      8.19
INVESCO VIF                        -53.68     N/A       N/A       N/A      -45.81        -53.22     N/A       N/A       N/A     -45.48
  Telecommunications

Evergreen VA Global Leaders        -12.80     N/A       N/A       N/A       -8.39        -11.94     N/A       N/A       N/A      -7.83
Evergreen VA Special Equity         -7.44     N/A       N/A       N/A       -8.58        -6.53      N/A       N/A       N/A      -8.03
Evergreen VA Omega                   N/A      N/A       N/A       N/A       -7.78         N/A       N/A       N/A       N/A      -6.88

ProFund VP Europe 30               -23.57     N/A       N/A       N/A      -19.11        -22.82     N/A       N/A       N/A     -18.62
ProFund VP UltraSmall-Cap            N/A      N/A       N/A       N/A      -80.37         N/A       N/A       N/A       N/A     -80.18
ProFund VP UltraOTC                 -6.94     N/A       N/A       N/A       -8.47        -6.03      N/A       N/A       N/A      -7.91
ProFund VP OTC                     -68.50     N/A       N/A       N/A      -72.11        -68.19     N/A       N/A       N/A     -71.94
ProFund VP Bear                      N/A      N/A       N/A       N/A      -60.72         N/A       N/A       N/A       N/A     -60.34
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -74.57         N/A       N/A       N/A       N/A     -74.32
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -71.51         N/A       N/A       N/A       N/A     -71.23
ProFund VP Energy                    N/A      N/A       N/A       N/A      -68.72         N/A       N/A       N/A       N/A     -68.41
ProFund VP Financial                 N/A      N/A       N/A       N/A      -68.62         N/A       N/A       N/A       N/A     -68.31
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.16         N/A       N/A       N/A       N/A     -67.85
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -63.35         N/A       N/A       N/A       N/A     -62.99
ProFund VP Technology                N/A      N/A       N/A       N/A      -79.87         N/A       N/A       N/A       N/A     -79.68
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -75.84         N/A       N/A       N/A       N/A     -75.61
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.35         N/A       N/A       N/A       N/A     -72.08

First Trust(R)10 Uncommon Values    -35.18     N/A       N/A       N/A      -38.61        -34.54     N/A       N/A       N/A     -38.21

SP Jennison International Growth     N/A      N/A       N/A       N/A      -24.54         N/A       N/A       N/A       N/A     -23.80
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                              AMERICAN SKANDIA ADVISORS INCOME ANNUITY (WITH OPTIONAL GUARANTEE FEATURE)

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          No Credit Applicable to Premium                      1% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years      to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
AST Strong International Equity    -24.49     N/A       N/A       N/A      -21.67        -23.74     N/A       N/A       N/A      -21.19
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Janus Overseas Growth                           Not Available                                         Not Available                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST American Century               -28.91     N/A       N/A       N/A      -20.23        -28.20     N/A       N/A       N/A      -19.74
  International Growth
AST DeAM International Equity      -33.74     N/A       N/A       N/A      -32.41        -33.08     N/A       N/A       N/A      -31.99
AST MFS Global Equity              -12.00     N/A       N/A       N/A       -9.62        -11.12     N/A       N/A       N/A      -9.06
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST PBHG Small-Cap Growth                           Not Available                                         Not Available                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST DeAM Small-Cap Growth          -30.04     N/A       N/A       N/A      -24.38        -29.34     N/A       N/A       N/A      -23.91
AST Federated Aggressive Growth    -22.41     N/A       N/A       N/A      -25.66        -21.63     N/A       N/A       N/A      -25.03
AST Goldman Sachs Small-Cap         7.43      N/A       N/A       N/A       20.10         8.51      N/A       N/A       N/A      20.84
  Value
AST Gabelli Small-Cap Value         4.57      N/A       N/A       N/A       11.18         5.61      N/A       N/A       N/A      11.87
AST Janus Mid-Cap Growth           -41.52     N/A       N/A       N/A      -42.64        -40.94     N/A       N/A       N/A      -42.29
AST NB Mid-Cap Growth              -27.47     N/A       N/A       N/A      -19.89        -26.74     N/A       N/A       N/A      -19.39
AST NB Mid-Cap Value                -5.21     N/A       N/A       N/A       8.66         -4.26      N/A       N/A       N/A       9.34
AST Alger All-Cap Growth           -18.55     N/A       N/A       N/A      -19.69        -17.73     N/A       N/A       N/A      -19.19
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Gabelli All-Cap Value                           Not Available                                         Not Available                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST T. Rowe Price Natural                           Not Available                                         Not Available                                                                                                                            Not Available
  Resources
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Alliance Growth                -16.64     N/A       N/A       N/A      -19.81        -15.81     N/A       N/A       N/A      -19.31
AST MFS Growth                     -23.45     N/A       N/A       N/A      -17.33        -22.69     N/A       N/A       N/A      -16.82
AST Marsico Capital Growth         -23.47     N/A       N/A       N/A      -15.16        -22.71     N/A       N/A       N/A      -14.64
AST JanCap Growth                  -33.21     N/A       N/A       N/A      -33.03        -32.55     N/A       N/A       N/A      -32.62
AST DeAM Large-Cap Growth           -7.66     N/A       N/A       N/A       -8.00        -6.74      N/A       N/A       N/A      -7.23
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -4.27         N/A       N/A       N/A       N/A      -3.31
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -0.13         N/A       N/A       N/A       N/A       0.87
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Cohen &Steers Realty                           Not Available                                         Not Available                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Sanford Bernstein Managed      -12.04     N/A       N/A       N/A      -11.14        -11.16     N/A       N/A       N/A      -10.59
  Index 500

AST American Century Income &     -10.50     N/A       N/A       N/A      -10.75        -9.61      N/A       N/A       N/A      -10.19
  Growth
AST Alliance Growth and Income      -2.72     N/A       N/A       N/A       1.11         -1.75      N/A       N/A       N/A       1.74
AST MFS Growth with Income         -17.37     N/A       N/A       N/A      -11.04        -16.54     N/A       N/A       N/A      -10.49
AST INVESCO Equity Income          -10.65     N/A       N/A       N/A       -5.30        -9.75      N/A       N/A       N/A      -4.71
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST DeAM Global Allocation                          Not Available                                         Not Available                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST American Century Strategic      -5.97     N/A       N/A       N/A       -4.88        -5.03      N/A       N/A       N/A      -4.29
  Balanced
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST T. Rowe Price Asset                             Not Available                                         Not Available                                                                                                                            Not Available
Allocation
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST T. Rowe Price Global Bond       0.35      N/A       N/A       N/A       4.10          1.35      N/A       N/A       N/A       4.75
AST Federated High Yield            -2.11     N/A       N/A       N/A       -5.57        -1.13      N/A       N/A       N/A      -4.99
AST Lord Abbett Bond-Debenture      0.72      N/A       N/A       N/A       1.50          1.73      N/A       N/A       N/A       2.36
AST PIMCO Total Return Bond         6.42      N/A       N/A       N/A       9.69          7.48      N/A       N/A       N/A      10.37
AST PIMCO Limited Maturity          5.54      N/A       N/A       N/A       6.76          6.60      N/A       N/A       N/A       7.42
  Bond

------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
MV Emerging Markets                                 Not Available                                         Not Available

WFVT Equity Value                   -8.50     N/A       N/A       N/A       -2.32        -7.58      N/A       N/A       N/A      -1.71
WFVT Equity Income                  -7.54     N/A       N/A       N/A       -1.32        -6.62      N/A       N/A       N/A      -0.49

Rydex Nova                                          Not Available                                         Not Available
Rydex Ursa                                          Not Available                                         Not Available
Rydex OTC                                           Not Available                                         Not Available

INVESCO VIF Dynamics                                Not Available                                         Not Available
INVESCO VIF Technology                              Not Available                                         Not Available
INVESCO VIF Health Sciences                         Not Available                                         Not Available
INVESCO VIF Financial Services                      Not Available                                         Not Available
INVESCO VIF                                         Not Available                                         Not Available
  Telecommunications

Evergreen VA Global Leaders        -15.38     N/A       N/A       N/A      -10.43        -14.53     N/A       N/A       N/A      -9.87
Evergreen VA Special Equity        -10.18     N/A       N/A       N/A      -10.62        -9.28      N/A       N/A       N/A      -10.06
Evergreen VA Omega                   N/A      N/A       N/A       N/A      -10.21         N/A       N/A       N/A       N/A      -9.31

ProFund VP Europe 30                                Not Available                                         Not Available
ProFund VP UltraSmall-Cap                           Not Available                                         Not Available
ProFund VP UltraOTC                                 Not Available                                         Not Available
ProFund VP OTC                                      Not Available                                         Not Available
ProFund VP Bear                                     Not Available                                         Not Available
ProFund VP Bull Plus                                Not Available                                         Not Available
ProFund VP Biotechnology                            Not Available                                         Not Available
ProFund VP Energy                                   Not Available                                         Not Available
ProFund VP Financial                                Not Available                                         Not Available
ProFund VP Healthcare                               Not Available                                         Not Available
ProFund VP Real Estate                              Not Available                                         Not Available
ProFund VP Technology                               Not Available                                         Not Available
ProFund VP Telecommunications                       Not Available                                         Not Available
ProFund VP Utilities                                Not Available                                         Not Available

First Trust(R)10 Uncommon Values                     Not Available                                         Not Available

SP Jennison International Growth     N/A      N/A       N/A       N/A      -26.02         N/A       N/A       N/A       N/A      -25.28
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------

                                 -------------------------------------------------- -- -------------------------------------------------
                                             Non-Standard Total Return                            Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          2% Credit Applicable to Premium                      3% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
AST Strong International Equity    -22.98     N/A       N/A       N/A      -20.70        -22.23     N/A       N/A       N/A      -20.22
AST Janus Overseas Growth                           Not Available                                         Not Available
AST American Century                -27.49    N/A       N/A       N/A        -19.25      -26.78     N/A       N/A       N/A      -18.76
  International Growth
AST DeAM International Equity       -32.42    N/A       N/A       N/A        -31.57      -31.76     N/A       N/A       N/A      -31.16
AST MFS Global Equity               -10.24    N/A       N/A       N/A         -8.50      -9.36      N/A       N/A       N/A      -7.95
AST PBHG Small-Cap Growth                           Not Available                                         Not Available
AST DeAM Small-Cap Growth           -28.64    N/A       N/A       N/A        -23.44      -27.94     N/A       N/A       N/A      -22.98
AST Federated Aggressive Growth     -20.85    N/A       N/A       N/A        -24.41      -20.08     N/A       N/A       N/A      -23.78
AST Goldman Sachs Small-Cap           9.58    N/A       N/A       N/A         21.58      10.66      N/A       N/A       N/A      22.32
  Value
AST Gabelli Small-Cap Value           6.66    N/A       N/A       N/A         12.56       7.70      N/A       N/A       N/A      13.25
AST Janus Mid-Cap Growth            -40.35    N/A       N/A       N/A        -41.93      -39.77     N/A       N/A       N/A      -41.58
AST NB Mid-Cap Growth               -26.02    N/A       N/A       N/A        -18.90      -25.29     N/A       N/A       N/A      -18.40
AST NB Mid-Cap Value                 -3.31    N/A       N/A       N/A         10.01      -2.37      N/A       N/A       N/A      10.68
AST Alger All-Cap Growth            -16.92    N/A       N/A       N/A        -18.69      -16.10     N/A       N/A       N/A      -18.20
AST Gabelli All-Cap Value                           Not Available                                         Not Available
AST T. Rowe Price Natural                           Not Available                                         Not Available
  Resources
AST Alliance Growth                -14.97     N/A       N/A       N/A      -18.82        -14.14     N/A       N/A       N/A      -18.33
AST MFS Growth                     -21.92     N/A       N/A       N/A      -16.31        -21.16     N/A       N/A       N/A      -15.80
AST Marsico Capital Growth         -21.94     N/A       N/A       N/A      -14.11        -21.18     N/A       N/A       N/A      -13.59
AST JanCap Growth                  -31.88     N/A       N/A       N/A      -32.20        -31.21     N/A       N/A       N/A      -31.79
AST DeAM Large-Cap Growth           -5.81     N/A       N/A       N/A       -6.46        -4.89      N/A       N/A       N/A      -5.69
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -2.36         N/A       N/A       N/A       N/A      -1.40
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       1.86          N/A       N/A       N/A       N/A       2.86
AST Cohen &Steers Realty                           Not Available                                         Not Available
AST Sanford Bernstein Managed      -10.28     N/A       N/A       N/A      -10.04        -9.40      N/A       N/A       N/A      -9.49
  Index 500

AST American Century Income &      -8.71     N/A       N/A       N/A       -9.64        -7.82      N/A       N/A       N/A      -9.09
  Growth
AST Alliance Growth and Income      -0.78     N/A       N/A       N/A       2.36          0.20      N/A       N/A       N/A       2.98
AST MFS Growth with Income         -15.71     N/A       N/A       N/A       -9.94        -14.89     N/A       N/A       N/A      -9.40
AST INVESCO Equity Income           -8.86     N/A       N/A      N/A       -4.13        -7.97       N/A       N/A       N/A      -3.54
AST DeAM Global Allocation                          Not Available                                         Not Available
AST American Century Strategic      -4.09     N/A       N/A       N/A       -3.70        -3.15      N/A       N/A       N/A      -3.12
  Balanced
AST T. Rowe Price Asset                             Not Available                                         Not Available
Allocation
AST T. Rowe Price Global Bond       2.36      N/A       N/A       N/A       5.39          3.36      N/A       N/A       N/A       6.03
AST Federated High Yield            -0.16     N/A       N/A       N/A       -4.40         0.82      N/A       N/A       N/A      -3.82
AST Lord Abbett Bond-Debenture      2.73      N/A       N/A       N/A       3.21          3.74      N/A       N/A       N/A       4.06
AST PIMCO Total Return Bond         8.55      N/A       N/A       N/A       11.05         9.61      N/A       N/A       N/A      11.72
AST PIMCO Limited Maturity          7.66      N/A       N/A       N/A        8.08         8.71      N/A       N/A       N/A       8.74
  Bond
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years    to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

MV Emerging Markets                                 Not Available                                        Not Available

WFVT Equity Value                   -6.67     N/A       N/A       N/A       -1.11        -5.75      N/A       N/A       N/A      -0.51
WFVT Equity Income                  -5.70     N/A       N/A       N/A       0.34         -4.77      N/A       N/A       N/A      1.17

Rydex Nova                                          Not Available                                        Not Available
Rydex Ursa                                          Not Available                                        Not Available
Rydex OTC                                           Not Available                                        Not Available

INVESCO VIF Dynamics                                Not Available                                        Not Available
INVESCO VIF Technology                              Not Available                                        Not Available
INVESCO VIF Health Sciences                         Not Available                                        Not Available
INVESCO VIF Financial Services                      Not Available                                        Not Available
INVESCO VIF                                         Not Available                                        Not Available
  Telecommunications

Evergreen VA Global Leaders        -13.68     N/A       N/A       N/A       -9.32        -12.84     N/A       N/A       N/A      -8.77
Evergreen VA Special Equity         -8.38     N/A       N/A       N/A       -9.51        -7.48      N/A       N/A       N/A      -8.96
Evergreen VA Omega                   N/a      N/A       N/A       N/A       -8.41         N/A       N/A       N/A       N/A      -7.51

ProFund VP Europe 30                                Not Available                                        Not Available
ProFund VP UltraSmall-Cap                           Not Available                                        Not Available
ProFund VP UltraOTC                                 Not Available                                        Not Available
ProFund VP OTC                                      Not Available                                        Not Available
ProFund VP Bear                                     Not Available                                        Not Available
ProFund VP Bull Plus                                Not Available                                        Not Available
ProFund VP Biotechnology                            Not Available                                        Not Available
ProFund VP Energy                                   Not Available                                        Not Available
ProFund VP Financial                                Not Available                                        Not Available
ProFund VP Healthcare                               Not Available                                        Not Available
ProFund VP Real Estate                              Not Available                                        Not Available
ProFund VP Technology                               Not Available                                        Not Available
ProFund VP Telecommunications                       Not Available                                        Not Available
ProFund VP Utilities                                Not Available                                        Not Available

First Trust(R)10 Uncommon Values                    Not Available                                        Not Available

SP Jennison International Growth     N/A      N/A       N/A       N/A      -24.54         N/A       N/A       N/A       N/A     -23.80
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

UNIT PRICE  DETERMINATIONS:  For each  Sub-account  the  initial  Unit Price is $10.00.  The Unit Price for each  subsequent  Valuation
Period is the net investment factor for that Valuation  Period,  multiplied by the Unit Price for the immediately  preceding  Valuation
Period.  The Unit Price for a Valuation  Period  applies to each day in the Valuation  Period.  The net  investment  factor is an index that measures the investment  performance of, and charges  assessed  against,  a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset value per share of the Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus
(b)      any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)      is the net result of:

              (a) the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation
              Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the
              Portfolio; plus or minus

               (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3)      is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each  Sub-account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

VOTING RIGHTS: You have voting rights in relation to Income Base maintained in the Sub-accounts.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each  Sub-account  from various classes of the Separate Account that may invest in the same
Portfolio.

The number of votes for a Portfolio  will be  determined as of the record date for such  underlying  mutual fund or portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy; (d) any other matter requiring a vote of the  shareholders;  and (e)  approval of changes to the  investment  advisory  agreement  or adoption of a new  investment  advisory agreement.  American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and  management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the  exemption,  to provide  certain  information to  shareholders  following these types of changes.

With respect to approval of any change in fundamental  investment policy,  only Owners maintaining Income Base as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund  portfolio will instruct us how to vote on the matter,  pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION:  We reserve the right to do any or all of the following:  (a) combine a Sub-account with other Sub-accounts; (b)
combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) deregister Separate Account B under the
Investment Company Act; (d) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (e) make changes required by any change in the Securities Act, the Exchange Act or the Investment
Company Act; (f) make changes that are necessary to maintain the tax status of your Annuity under the Code; (g) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (h) discontinue offering any
Sub-account at any time.

Also, from time to time, we may make additional  Sub-accounts  available to you. These  Sub-accounts  will invest in underlying  mutual funds or  portfolios  of underlying  mutual funds we believe to be suitable for the Annuity.  We may or may not make a new  Sub-account available to invest in any new  portfolio of one of the current  underlying  mutual funds should such a portfolio be made  available to
Separate Account B.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios for the one in which a Sub-account  is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or portfolio no longer  suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the  investment objectives or restrictions of an underlying  mutual fund or portfolio,  or because the underlying mutual fund or portfolio is no longer available for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance  department of our state of domicile,  if so required by law,  before making such a  substitution,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we  determine  to be  associated  with the class of contracts to which your Annuity belongs,  to another "unitized"  separate account.  We also reserve the right to transfer assets of Separate Account
D which we determine to be associated with the class of contracts to which your annuity  belongs,  to another  "non-unitized"  separate account.  We will notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse  your
Annuity to reflect the change.

Deferral of  Transactions:  We may defer any  distribution or transfer from an Annuity Payment for a period not to exceed the lesser of
6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Annuity  Payment for more than thirty days, or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account or any transfer  from a  Sub-account  for a period not to exceed 7 calendar  days from the date the  transaction  is  effected.  Any  deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Income Base may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer Income Base, or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT  OF AGE OR SEX: If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to Annuity  Payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

ENDING OF OFFER:  We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

INDEPENDENT  AUDITORS:  The consolidated  financial statements of American Skandia Life Assurance  Corporation at December 31, 2001 and
2000,  and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of American  Skandia Life
Assurance  Corporation  Variable  Account B - Class 7 and Class 8 at December 31, 2001 and for the periods ended  December 31, 2001 and
2000,  appearing in the Prospectus and  Registration  Statement have been audited by Ernst &Young LLP,  independent  auditors,  as set forth in their report thereon  appearing  elsewhere  herein,  and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS:  Counsel for American  Skandia Life Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL  STATEMENTS:  The statements  which follow in Appendix A are those of American  Skandia Life Assurance  Corporation  Variable
Account B (Class 7 &8  Sub-accounts)  as of December 31, 2001 and for the periods  ended  December 31, 2001 and 2000.  There are other
Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,  Bridgeport,
Connecticut,  06601-7040.  Our phone number is 1-(800)  752-6342.  You may also forward such a request  electronically  to our Customer
Service Departement at customerservice@skandia.com.

                                                              Appendix A

 Financial Statements for American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Separate Account
                                                  B Class 7 and Class 8 Sub-Accounts

                                                AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2001 and 2000, and the related  consolidated statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December 31, 2001.  These consolidated  financial statements are the responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments and
Hedging Activities.

/s/ Ernst &Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                         (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                         (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                         (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flows
                                                         (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2001

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,  Inc. ("ASI")
         whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops  long-term  savings and retirement  products which are distributed  through its affiliated  broker/dealer company,  American Skandia  Marketing,  Incorporated  ("ASM").  The Company  currently issues variable and term life insurance and variable,  fixed,  market value adjusted  deferred and immediate  annuities for individuals,  groups and qualified pension plans.  The Company has  announced  its  intention to focus on its core  variable  annuity  business by exiting the  qualified pension plan market and limiting its variable  life  insurance  offerings to single  premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia  Vida"),  which is a life insurance company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of approximately  $4,179,000 and $4,402,000 as of December 31, 2001,
         and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has invested in the Skandia  Vida  operations with the  expectation  of  generating  profits from  long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of approximately $2,619,000, $2,540,000 and $2,523,000 in 2001, 2000 and 1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity  with  accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Intercompany  transactions and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133, "Accounting for
                  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133").
                  Derivative  instruments held by the Company consist of equity option contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits  ("GMDB").  These  derivative  instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the  Consolidated  Statement of Income,  consistent with the item being hedged,  as a component of return  credited to  contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective  April 1, 2001, the Company  adopted the Emerging  Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest  Income and  Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial  Assets."
                  Under the consensus,  investors in certain asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value. If the fair value of the  asset-backed  security has declined below its carrying  amount and the decline is determined to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001, the Financial Accounting  Standards Board ("FASB") issued Statement of Financial Accounting  Standards.
                  No. 142  "Accounting  for Goodwill  and  Intangible  Assets."  ("SFAS  142").  Under the new  standard,  goodwill and intangible  assets  deemed to have  indefinite  lives  will no  longer be  amortized  but will be  subject  to annual impairment  tests in accordance  with the new standard.  Other  intangible  assets will continue to be amortized over their useful lives.

                  The Company will apply the new rules on the  accounting  for goodwill and other  intangible  assets  beginning in the first quarter of 2002. The Company is still assessing the impact of the new standard,  however,  the adoption of SFAS
                  142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity  investments as  available-for-sale  and, as such,  they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan (see Note 13)
                  as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments  are  determined by the specific  identification  method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments which consist of equity option contracts for risk management  purposes,  and not for trading or  speculation.  The Company  economically  hedges the GMDB  exposure  associated  with market value fluctuations.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on criteria  described in SFAS 133, the Company's hedges do not qualify as "effective"  hedges and,  therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income.  As such, both realized and unrealized gains and losses are reported in the Consolidated  Statements of Income,  consistent with the item being hedged,  as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents (cost)  approximates fair value due to the short-term nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates  fair value due to the short-term  nature of these liabilities.

                  Fair values of certain  financial  instruments,  such as future fees payable to ASI and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase price of $6,000,000  less accumulated amortization.  The cost of the licenses is being amortized on a straight-line basis over 40 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal  use  software in  accordance  with the American
                  Institute  of  Certified  Public  Accountants  Statement  of  Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal  Use" ("SOP 98-1").  SOP 98-1,  which was adopted  prospectively  as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining internal use software.  Prior to the  adoption of SOP 98-1,  the Company  expensed all  internal  use  software  related  costs as incurred.  Details of the capitalized  software costs, which are included in fixed assets,  and related  amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is  included in the  consolidated  federal  income tax return  filed by Skandia  U.S.  Inc.  and its U.S.
                  subsidiaries.  In  accordance  with the tax sharing  agreement,  the federal  income tax  provision  is computed on a separate return basis as adjusted for consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover  the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred  income taxes reflect the net tax effects of temporary  differences  between the carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues  for variable  deferred  annuity  contracts  consist of charges  against  contractowner  account  values for mortality and expense risks,  administration  fees,  surrender  charges and an annual  maintenance  fee per contract.
                  Benefit reserves for variable annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee  income  from  mutual  fund  organizations  is  realized  based on assets  under management.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees.
                  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the contracts and are included in the separate account  liabilities.  Revenues for market value adjusted fixed annuity contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner obligations,  all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the  account  value  of the  contracts,  and are  included  in the  general  account  reserve  for  future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate  annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment income.  Revenues for fixed immediate annuity contracts with life contingencies  consist of single premium payments  recognized as annuity  considerations  when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  administration  fees, cost of insurance fees, taxes and surrender charges.  Certain contracts also include  charges  against  premium to pay state premium  taxes.  Benefit  reserves for variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new business, are being deferred,  net of reinsurance.  These costs include  commissions,  costs of contract issuance,  and certain selling  expenses  that vary with  production.  These costs are being  amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset  based  fees and  mortality  and  expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance  under modified  co-insurance  arrangements.  These  reinsurance  arrangements  provide additional  capacity for growth in supporting the cash flow strain from the Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company  reinsured its exposure to market  fluctuations  associated  with its GMDB liability in the first half of
                  1999.  Under this  reinsurance  agreement,  the Company ceded premiums of  approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in
                  1999.

                  At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of  variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

                  The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.
                  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate Account assets consist  principally of long term bonds,  investments in mutual funds, short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments are managed predominately through the Company's investment advisory affiliate,

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American  Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various  fund  managers as  sub-advisors.  The remaining  investments are managed by independent  investment  firms. The  contractowner  has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual  funds.  The  investment  risk on the variable portion of a contract is borne by the contractowner.  Fixed options with minimum  guaranteed  interest rates are also  available.  The Company  bears the credit risk  associated  with the  investments  that support these fixed options.

                  Included in Separate Account liabilities are reserves of approximately  $1,092,944,000 and $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  relating to annuity  contracts for which the  contractowner  is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000 and $1,059,987,000 at December 31, 2001 and
                  2000, respectively,  consisting of long term bonds, short-term securities, transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations, pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management  make estimates and assumptions  that affect the reported  amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the  reporting  period.  The more  significant  estimates  and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment return and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other  comprehensive  (loss) income is shown net of tax (benefit) expense of approximately  ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized cost,  gross  unrealized gains and losses and estimated fair value of fixed maturities and investments in equity securities  as of  December  31,  2001 and 2000 are shown  below.  All  securities  held at  December  31,  2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The  amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December  31, 2001 are shown  below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost         Fair Value
                                                          ----         ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed  maturities  during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000  and
         $32,196,000,  respectively.  Proceeds from maturities  during 2001, 2000 and 1999 were  approximately  $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at
         December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was  different  from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss carryforwards, totaling approximately $41,063,000 at December 31, 2001, will expire in 2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),  an affiliated company.  The
         Company  has also  charged  operating  costs to several of its  affiliates.  The total cost to the Company for these items was approximately  $6,179,000,  $13,974,000 and $11,136,000 in 2001, 2000 and 1999, respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999,  the Company was  reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.  Under this  agreement,  the expenses reimbursed  were  approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999,  respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to  receive a portion  of future  fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds  from the  transfers  have been recorded as a liability  and are being  amortized  over the  remaining  surrender charge  period of the  designated  contracts  using the  interest  method.  The Company did not  transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In  connection  with  these  transactions,  ASI,  through  special  purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights transferred provide for ASI to receive a percentage (60%, 80% or 100%
         depending  on the  underlying  commission  option) of future  mortality  and expense  charges and  contingent  deferred  sales charges,  after reinsurance,  expected to be realized over the remaining  surrender charge period of the designated  contracts
         (generally 6 to 8 years).

         Payments,  representing  fees  and  charges  in  the  aggregate  amount,  of  approximately  $207,731,000,   $219,454,000  and
         $131,420,000  were  made  by  the  Company  to  ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and $52,840,000 has been included in the statement of income for 2001, 2000 and1999, respectively.

         The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  leases office space under a lease  agreement  established  in 1989 with ASIST.  The Company  entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001, 2000 and 1999 was approximately  $8,404,000,  $6,593,000 and $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains  cash,  bonds and notes on deposit with  various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and  $4,636,000  as of
         December 31, 2001 and 2000,  respectively.  These deposits are required to be maintained for the protection of  contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at  December  31,  2001 and 2000,
         respectively.

         The Company incurred statutory basis net losses for 2001 of approximately  $121,957,000 due primarily to significant  declines in the equity  markets  during the year as well as increased  levels of  operating  expenses  relative to revenues.  Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under various state insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory surplus and net gain from operations.  At
         December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase the par value of its capital  stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as  required by the  California  Department  of
         Insurance.  This transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis  financial  statements in accordance  with  accounting  practices  prescribed by the
         State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the National
         Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the Company has made the necessary changes in its statutory  accounting and reporting required for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit recorded  directly in statutory  surplus of approximately $12,047,000.

         In addition,  during 2001, based on a recommendation from the State of Connecticut Insurance  Department,  the Company changed its statutory  method of  accounting  for its liability  associated  with  securitized  variable  annuity fees.  Under the new method of  accounting,  the liability for  securitized  fees is established  consistent  with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method  (CARVM)  offset  related to the securitized  contracts.  The impact of this change in  accounting,  representing  the  difference in the liability  calculated under the old  method  versus  the new  method as of  January  1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the Company  provides a
         50% match on employees'  contributions up to 6% of an employee's  salary (for an aggregate match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and certain of its affiliates.  Company  contributions to this plan on behalf of the participants were approximately  $2,738,000,  $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The Company has a deferred  compensation  plan,  which is available to the field marketing staff and certain other  employees.
         Company contributions to this plan on behalf of the participants were approximately  $345,000,  $399,000 and $193,000 in 2001,
         2000 and 1999, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The  Company  and  certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit  sharing  program,  which benefits all employees  below the officer level.  These  programs  consist of multiple  plans with new plans  instituted  each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to  receive  any  payments  under  the  programs.  The  accrued  liability  representing  the  value of these  units was approximately  $13,645,000  and  $31,632,000  as of December 31, 2001 and 2000,  respectively.  Payments  under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The  Company  cedes  insurance  to other  insurers in order to limit its risk  exposure.  Such  transfer  does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their obligation could result in losses to the
         Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering certain  contracts issued since
         January  1996.  The impact of this  treaty to the  Company was a pre tax loss of  approximately  $4,917,000  in 2001 and pre tax income  of  approximately  $7,067,453  in 2000.  At  December  31,  2001 and 2000,  approximately  $12,983,000  and  $6,109,000, respectively, was payable to SICL under this agreement.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus  notes to ASI in exchange  for cash.  Surplus  notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated  September 30, 1994, for  $15,000,000  was repaid.  On December 27, 2000,  surplus notes for $10,000,000,  dated February 18, 1994, and $10,000,000,  dated March 28, 1994, were repaid.  On December 10, 1999, a surplus note, dated December 28, 1994, for $14,000,000 was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain  conditions  and require  approval by the
         Insurance  Commissioner  of the  State  of  Connecticut.  At  December  31,  2001  and  2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company had a  $10,000,000  short-term  loan  payable to ASI at  December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the
         Company was  approximately  $522,000,  $687,000 and $585,000 in 2001, 2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges  ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22,  2001,  and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with the current investment market  environment.  As part of the two plans, the Company's workforce was  reduced by  approximately  140  positions  and 115  positions,  respectively,  affecting  substantially  all areas of the
         Company.  Estimated pre-tax severance  benefits of approximately  $8,500,000 have been charged against 2001 operations related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2001, the remaining  restructuring  liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not  involved in any legal  proceedings  outside of the ordinary  course of its business  operations.  The Company is involved in pending and  threatened  legal  proceedings  in the  ordinary  course of its business  operations.  While the outcome of these legal  proceedings  cannot be determined at this time,  after  consideration of the defenses  available to the Company,  applicable  insurance coverage and any related reserves  established,  these legal proceedings are not expected to result in liability for amounts material to the financial  condition of the Company,  although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent years,  in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed variable life insurance and qualified  retirement plan annuity products.  Assets under  management  and sales for products  other than  variable  annuities  have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information," and the
         Company  does not  anticipate  that they will do so in the  future  due to a change in the  Company's  strategy.  On March 15,
         2002,  the Company  announced  that it will no longer  accept new  business  for the funding of  qualified  retirement  plans, effective  July 31, 2002 and will not accept  applications  for it's flexible  premium  variable  insurance  products that are signed  after  April 1, 2002 or  received  after  April 15,  2002.  The  Company  intends  to  continue  to accept  additional contributions  to existing  qualified  plans,  to service and accept  additional  premiums for its existing  flexible  premium variable insurance contracts, and to continue to offer and sell its single premium variable life insurance products.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31,  2001,  June 30, 2001 and  September  30,  2001,  the Company had  reported  investment
              performance   associated  with  its  derivatives  as  net  investment   income.   The  above   presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
                                                  ------------  ------------   ------------   ------------
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                             SEPARATE ACCOUNT B CLASS 7 AND 8 SUB-ACCOUNTS

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 7 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement  of assets,  liabilities  and  contractowners'  equity of the seventy sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 7, referred to in Note 1, as of December 31, 2001,  and the related  statement of operations  for the year then ended,  and the statements of changes in net  assets  for the year ended  December  31,  2001 and the  period  from May 1, 2000 (date  operations commenced) to December 31, 2000. These financial  statements are the  responsibility  of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the seventy  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B
- Class 7,  referred to in Note 1, at December  31,  2001,  and the results of their  operations  for the year then ended,  and changes in their net assets for the year ended  December 31, 2001 and the period from May 1, 2000 (date operations  commenced) to December 31, 2000 in conformity  with  accounting  principles  generally  accepted in the
United States.

                                                                                /s/ Ernst &Young LLP

Hartford, Connecticut
February 2, 2002

VARAIBLE ACCOUNT B - CLASS 7
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------     --------------------------------------------------------------------------------------------------------------

                                   ASSETS                                                                                     LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                        Payable to American Skandia Life Assurance Corporation                                               $ 89,203
            AIM Balanced Portfolio - 29,466 shares ( cost $385,289)                           $ 337,588      Payable to INVESCO Funds                                                                                9,999
            Alger All-Cap Growth Portfolio - 70,989 shares ( cost $428,962)                     404,621
                                                                                                                                                                                                     ----------------------
            Alliance/Bernstein Growth &Value Portfolio - 0 shares ( cost $0)                         -                                Total Liabilities                                                            99,202
            Alliance Growth Portfolio - 77,776 shares ( cost $1,046,687)                        760,652
            Alliance Growth &Income Portfolio - 113,568 shares ( cost $2,135,479)            2,123,652
            American Century Income &Growth Portfolio - 81,059 shares ( cost $1,027,327)       959,739
            American Century International Growth I Portfolio - 34,909 shares ( cost $545,489)  424,768
            American Century Strategic Balanced Portfolio - 3,651 shares ( cost $45,813)         46,000
            Cohen &Steers Real Estate Portfolio - 19,167 shares ( cost $194,204)               193,773                       NET ASSETS
            DeAm Small-Cap Growth Portfolio - 38,373 shares ( cost $364,146)                    269,687                                                                                  Unit
            Federated Aggressive Growth Portfolio - 10,769 shares ( cost $78,966)                77,656      Contractowners' Equity                                Units                Value
            Federated High Yield Portfolio - 47,449 shares ( cost $432,910)                     419,863           AST - AIM Balanced Portfolio                             38,208               8.84             $ 337,588
            Founders Passport Portfolio - 16,056 shares ( cost $225,813)                        162,083           AST - Alger All-Cap Growth Portfolio                     56,649               7.14               404,621
            Gabelli All-Cap Value Portfolio - 26,486 shares ( cost $276,141)                    261,143           AST - Alliance/Bernstein Growth &Value Portfolio             -               9.64                     -
            Gabelli Small-Cap Value Portfolio - 31,004 shares ( cost $396,851)                  405,216           AST - Alliance Growth Portfolio                         106,762               7.12               760,652
            Goldman Sachs Small-Cap Value Portfolio - 35,859 shares ( cost $528,825)            557,583           AST - Alliance Growth &Income Portfolio                205,232              10.35             2,123,652
            Invesco Equity Income Portfolio - 26,409 shares ( cost $432,095)                    411,716           AST - American Century Income &Growth Portfolio        113,372               8.47               959,739
            JanCap Growth Portfolio - 89,942 shares ( cost $2,766,778)                        2,155,837           AST - American Century International Growth I Portfolio  60,129               7.06               424,768
            Janus Mid-Cap Growth Portfolio - 18,731 shares ( cost $91,407)                       74,289           AST - American Century Strategic Balanced Portfolio       4,905               9.38                46,000
            Janus Overseas Growth Portfolio - 7,169 shares ( cost $126,993)                      74,409           AST - Cohen &Steers Real Estate Portfolio               16,487              11.75               193,773
            Janus Strategic Value Portfolio - 1,682 shares ( cost $15,689)                       15,550           AST - DeAm Small-Cap Growth Portfolio                    41,602               6.48               269,687
            Kinetics Internet Portfolio - 0 shares ( cost $0)                                         -           AST - Federated Aggressive Growth Portfolio              10,912               7.12                77,656
            Lord Abbett Bond Debenture Portfolio - 16,397 shares ( cost $169,724)               171,317           AST - Federated High Yield Bond Portfolio                45,297               9.27               419,863
            Marsico Capital Growth Portfolio - 102,805 shares ( cost $1,681,193)              1,426,890           AST - Founders Passport Portfolio                        29,954               5.41               162,083
            MFS Global Equity Portfolio - 46,467 shares ( cost $453,379)                        427,876           AST - Gabelli All-Cap Value Portfolio                    26,857               9.72               261,143
            MFS Growth Portfolio - 43,132 shares ( cost $376,262)                               356,606           AST - Gabelli Small-Cap Value Portfolio                  33,608              12.06               405,216
            MFS Growth with Income Portfolio - 17,083 shares ( cost $160,729)                   151,810           AST - Goldman Sachs Small Cap Value Portfolio            40,847              13.65               557,583
            Money Market Portfolio - 1,897,651 shares ( cost $1,897,651)                      1,897,651           AST - INVESCO Equity Income Portfolio                    44,212               9.31               411,716
            Neuberger &Berman Mid-Cap Growth Portfolio - 26,950 shares ( cost $376,620)        367,867           AST - JanCap Growth Portfolio                           404,404               5.33             2,155,837
            Neuberger &Berman Mid-Cap Value Portfolio - 42,394 shares ( cost $650,576)         653,268           AST - Janus Mid-Cap Growth Portfolio                     17,882               4.15                74,289
            PBHG Small-Cap Growth Portfolio - 2,877 shares ( cost $51,092)                       45,624           AST - Janus Overseas Growth Portfolio                     5,277              14.10                74,409
            PIMCO Limited Maturity Bond Portfolio - 112,895 shares ( cost $1,245,926)         1,275,675           AST - Janus Strategic Value Portfolio                     1,696               9.17                15,550
            PIMCO Total Return Bond Portfolio - 272,252 shares ( cost $3,171,615)             3,247,968           AST - Kinetics Internet Portfolio                             -               8.26                     -
            Sanford Bernstein Core Value Portfolio - 18,308 shares ( cost $180,817)             185,549           AST - Lord Abbett Bond Debenture Portfolio               16,628              10.30               171,317
            Sanford Bernstein Managed Index 500 Portfolio - 29,746 shares ( cost $335,794)      331,284           AST - Marsico Capital Growth Portfolio                  182,904               7.80             1,426,890
            Scudder Japan Portfolio - 0 shares ( cost $0)                                             -           AST - MFS Global Equity Portfolio                        49,536               8.64               427,876
            Strong International Equity Portfolio - 62,354 shares ( cost $1,039,272)            939,673           AST - MFS Growth Portfolio                               47,656               7.48               356,606
            T. Rowe Price Asset Allocation Portfolio - 8,323 shares ( cost $124,467)            125,192           AST - MFS Growth with Income Portfolio                   18,030               8.42               151,810
            T. Rowe Price Global Bond Portfolio - 18,428 shares ( cost $177,925)                177,740           AST - Money Market Portfolio                            179,509              10.57             1,897,651
            T. Rowe Price Natural Resources Portfolio - 1,395 shares ( cost $20,868)             21,000           AST - Neuberger &Berman Mid-Cap Growth Portfolio        51,711               7.11               367,867
      Evergreen Funds:                                                                                            AST - Neuberger &Berman Mid-Cap Value Portfolio         56,219              11.62               653,268
            VA Global Leaders Fund- 8,600 shares ( cost $104,973)                               106,639           AST - PBHG Small-Cap Growth Portfolio                     2,439              18.70                45,624
            VA Omega Fund - 0 shares ( cost $0)                                                       -           AST - PIMCO Limited Bond Portfolio                      112,948              11.29             1,275,675
            VA Special Equity Fund- 4,434 shares ( cost $43,398)                                 43,150           AST - PIMCO Total Return Bond Portfolio                 275,317              11.80             3,247,968
      INVESCO Variable Investment Funds ( Invesco ):                                                              AST - Sanford Bernstein Core Value Portfolio             18,453              10.05               185,549
            VIF Dynamics Fund - 8,584 shares ( cost $149,337)                                   107,547           AST - Sanford Bernstein Mgd Idx 500 Portfolio            39,414               8.41               331,284
            VIF Financial Services Fund - 7,580 shares ( cost $93,779)                           94,076           AST - Scudder Japan Portfolio                                 -               5.10                     -
            VIF Health Sciences Fund - 16,896 shares ( cost $301,591)                         $ 307,496           AST - Strong International Equity Portfolio             136,976               6.86             $ 939,673
            VIF Technology Fund - 9,930 shares ( cost $165,888)                                 152,605           AST - T. Rowe Price Asset Allocation Portfolio           13,152               9.52               125,192
            VIF Telecommunications Fund - 11,074 shares ( cost $75,680)                          61,629           AST - T. Rowe Price Global Bond Portfolio                16,390              10.84               177,740
      Montgomery Variable Series:                                                                                 AST - T. Rowe Price Natural Resources Portfolio           1,879              11.18                21,000
            Emerging Markets - 6,837 shares ( cost $52,024)                                      49,339           Evergreen - VA Global Leaders Fund                       12,525               8.51               106,639
      First Defined Portfolio Funds (Nike):                                                                       Evergreen - VA Omega Fund                                     -               9.04                     -
            First Trust 10 Uncommon Values - 27,627 shares ( cost $238,601)                     149,111           Evergreen - VA Special Equity Fund                        5,085               8.49                43,150
      ProFunds:                                                                                                   INVESCO - VIF Dynamics Fund                              15,825               6.80               107,547
            VP Bear - 0 shares ( cost $0)                                                             -           INVESCO - VIF Financial Services Fund                     8,536              11.02                94,076
            VP Biotechnology - 1,083 shares ( cost $28,165)                                      27,480           INVESCO - VIF Health Sciences Fund                       27,104              11.35               307,496
            VP Bull Plus - 0 shares ( cost $0)                                                        -           INVESCO - VIF Technology Fund                            35,767               4.27               152,605
            VP Energy - 0 shares ( cost $0)                                                           -           INVESCO - VIF Telecommunications Fund                    16,854               3.66                61,629
            VP Europe - 2,104 shares ( cost $50,627)                                             50,987           Montgomery - Emerging Markets                             6,555               7.53                49,339
            VP Financial - 2,688 shares ( cost $74,745)                                          75,263           Nike - First Trust 10 Uncommon Values                    31,543               4.73               149,111
            VP Healthcare - 845 shares ( cost $24,013)                                           24,016           ProFunds - VP Bear                                            -              11.55                     -
            VP OTC - 0 shares ( cost $0)                                                              -           ProFunds - VP Biotechnology                               3,279               8.38                27,480
            VP Real Estate - 761 shares ( cost $24,863)                                          24,854           ProFunds - VP Bull Plus                                       -               7.48                     -
            VP Technology - 4,188 shares ( cost $81,320)                                         75,198           ProFunds - VP Energy                                          -               9.20                     -
            VP Telecommunications - 0 shares ( cost $0)                                               -           ProFunds - VP Europe                                      7,317               6.97                50,987
            VP Ultra OTC - 15,234 shares ( cost $85,909)                                         73,487           ProFunds - VP Financial                                   8,154               9.23                75,263
            VP Ultra Small-Cap - 0 shares ( cost $0)                                                  -           ProFunds - VP HealthCare                                  2,564               9.37                24,016
            VP Utilities - 0 shares ( cost $0)                                                        -           ProFunds - VP OTC                                             -               5.77                     -
      Prudential:                                                                                                 ProFunds - VP Real Estate                                 2,306              10.78                24,854
            SP Jennison International Growth - 0 shares ( cost $0)                                    -           ProFunds - VP Technology                                 12,704               5.92                75,198
      Rydex Inc.:                                                                                                 ProFunds - VP Telecommunications                              -               7.11                     -
            Nova Fund - 401 shares ( cost $4,594)                                                 3,406           ProFunds - VP Ultra OTC                                  58,556               1.25                73,487
            OTC Fund - 6,394 shares ( cost $115,383)                                             94,599           ProFunds - VP Ultra Small-Cap                                 -               8.50                     -
            Ursa Fund - 0 shares ( cost $0)                                                           -           ProFunds - VP Utilities                                       -               8.13                     -
      Wells Fargo Variable Trust (WFVT):                                                                          Prudential - SP Jennison Int'l Growth                         -               7.40                     -
            Equity Income Fund - 2,044 shares ( cost $31,964)                                    31,654           Rydex - Nova                                                517               6.59                 3,406
            Equity Value Fund - 1,191 shares ( cost $10,647)                                     10,721           Rydex - OTC                                              21,091               4.49                94,599
                                                                              --------------------------
                          Total Invested Assets                                              23,502,072           Rydex - Ursa                                                  -              12.43                     -
                                                                                                                  WFVT - Equity Income                                      1,992              15.89                31,654
Receivable from AST                                                                            $ 99,200           WFVT - Equity Value                                       1,095               9.79                10,721
                                                                                                                                                                                                     ----------------------
Receivable from ProFunds                                                                              2                                Total Contractowner's Equity                                             23,502,072
                                                                              --------------------------
                          Total Receivables                                                      99,202

                                                                              --------------------------                                                                                             ----------------------
                          Total Assets                                                     $ 23,601,274                                Total Liabilities &Contractowner's Equity                             $ 23,601,274
                                                                              ==========================                                                                                             ======================

--------------------------------------------------------------------------------------------------------     --------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                  AST - Alliance Bernstein
                                                                                                                                                                       Growth &Value
                                                                                                                          AST - AIM            AST - Alger              * May 1 thru               AST - Alliance              AST - Alliance           AST - American Century      AST - American Century     AST - American Century      AST - Cohen &Steers
                                                                                                  Total                   Balanced            All-Cap Growth           Dec. 31, 2001                   Growth                Growth and Income            Income &Growth          International Growth I       Strategic Balanced              Real Estate
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                       $ 174,940                  $ 7,728                  $ -                         $ -                         $ -                     $ 4,801                     $ 4,760                     $ 2,148                      $ 981                      $ 4,546
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (224,004)                  (3,856)              (4,980)                          -                      (9,308)                    (13,249)                    (11,297)                     (5,132)                      (739)                      (2,256)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
                                                                                                                                                                  -------------------------
NET INVESTMENT INCOME (LOSS)                                                                             (49,064)                   3,872               (4,980)                          -                      (9,308)                     (8,448)                     (6,538)                     (2,984)                       241                        2,291
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                14,273,701                   62,425              186,305                           -                     221,106                     613,199                     131,247                     104,285                     85,900                      310,938
   Cost of Securities Sold                                                                            16,578,152                   77,141              254,417                           -                     342,867                     670,229                     146,609                     153,864                     90,214                      305,660

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                (2,304,451)                 (14,716)             (68,112)                          -                    (121,761)                    (57,030)                    (15,363)                    (49,580)                    (4,313)                       5,277
   Short-Term Capital Gain Distributions Received                                                        228,176                        -                    -                           -                     156,928                      13,384                           -                           -                        485                            -
   Long-Term Capital Gain Distributions Received                                                         264,216                        -                    -                           -                      31,132                      49,795                           -                      32,771                        779                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                              (1,812,059)                 (14,716)             (68,112)                          -                      66,299                       6,149                     (15,363)                    (16,808)                    (3,049)                       5,277
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                  (800,829)                 (18,318)             (33,961)                          -                     (89,983)                     11,399                     (12,915)                     (4,541)                      (114)                       7,491
   End of Period                                                                                      (1,912,263)                 (47,608)             (24,328)                          -                    (286,035)                    (11,754)                    (67,589)                   (120,648)                       265                         (425)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                            (1,111,434)                 (29,290)               9,633                           -                    (196,052)                    (23,153)                    (54,674)                   (116,107)                       379                       (7,916)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $ (2,972,557)               $ (40,135)           $ (63,460)                        $ -                  $ (139,060)                  $ (25,452)                  $ (76,574)                 $ (135,900)                  $ (2,429)                      $ (348)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               AST - DeAm              AST - Federated       AST - Federated           AST - Founders              AST - Gabelli               AST - Gabelli            AST - Goldman Sachs            AST - INVESCO               AST - JanCap                 AST - Janus
                                                                                            Small-Cap Growth          Aggressive Growth         High Yield                Passport                 All-Cap Value              Small-Cap Value             Small-Cap Value              Equity Income                  Growth                  Mid-Cap Growth
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                             $ -                     $ 20             $ 28,116                         $ -                       $ 141                     $ 1,045                         $ -                     $ 4,974                        $ -                         $ 33
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (3,443)                    (498)              (4,319)                     (1,776)                     (3,924)                     (3,288)                     (4,990)                     (3,763)                   (28,854)                        (715)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                              (3,443)                    (478)              23,797                      (1,776)                     (3,782)                     (2,244)                     (4,990)                      1,211                    (28,854)                        (682)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                   122,204                   14,022              280,032                      45,641                     172,918                     135,995                     232,829                      55,555                  1,049,210                       34,649
   Cost of Securities Sold                                                                               208,294                   16,280              318,505                      68,980                     178,867                     134,684                     213,346                      61,322                  1,634,947                       54,426

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (86,090)                  (2,258)             (38,473)                    (23,339)                     (5,950)                      1,311                      19,483                      (5,768)                  (585,737)                     (19,777)
   Short-Term Capital Gain Distributions Received                                                         31,268                        -                    -                           -                         148                       1,400                       3,595                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                          17,738                        -                    -                           -                           -                       9,271                       2,707                       2,247                          -                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                 (37,084)                  (2,258)             (38,473)                    (23,339)                     (5,801)                     11,982                      25,785                      (3,521)                  (585,737)                     (19,777)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                   (37,160)                      63               (2,925)                    (32,459)                      1,930                       8,509                      17,283                       1,302                   (328,530)                      (2,544)
   End of Period                                                                                         (94,385)                  (1,216)             (12,990)                    (63,645)                    (14,988)                      8,365                      28,778                     (20,378)                  (610,866)                     (17,047)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (57,225)                  (1,279)             (10,065)                    (31,186)                    (16,918)                       (144)                     11,495                     (21,680)                  (282,336)                     (14,503)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (97,752)                $ (4,015)           $ (24,741)                  $ (56,301)                  $ (26,502)                    $ 9,594                    $ 32,290                   $ (23,990)                $ (896,927)                   $ (34,962)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               AST - Janus
                                                                                                Overseas                 AST - Janus          AST - Kinetics         AST - Lord Abbett             AST - Marsico                 AST - MFS                   AST - MFS                   AST - MFS                 AST - Money               AST - Neuberger &
                                                                                                  Growth               Strategic Value           Internet              Bond Debenture              Capital Growth              Global Equity                   Growth                Growth with Income               Market               Berman Mid-Cap Growth
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ 5,028                      $ 7                  $ -                        $ 40                         $ -                         $ -                         $ 2                       $ 133                   $ 43,930                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (1,110)                     (89)                   -                      (1,173)                    (14,160)                     (3,956)                     (2,726)                     (1,483)                   (17,579)                      (4,407)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
                                                                                                                                            -------------------
NET INVESTMENT INCOME (LOSS)                                                                               3,917                      (82)                   -                      (1,134)                    (14,160)                     (3,956)                     (2,724)                     (1,350)                    26,351                       (4,407)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    26,022                   62,231                    -                     113,157                     250,440                      50,917                     305,162                      61,595                  2,995,466                      927,436
   Cost of Securities Sold                                                                                39,116                   62,574                    -                     113,840                     313,923                      57,079                     329,802                      68,375                  2,995,466                    1,134,161

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (13,094)                    (342)                   -                        (683)                    (63,484)                     (6,162)                    (24,640)                     (6,780)                         -                     (206,724)
   Short-Term Capital Gain Distributions Received                                                          7,664                        -                    -                          13                           -                           -                           -                           -                          -                        3,462
   Long-Term Capital Gain Distributions Received                                                          16,344                        -                    -                           -                      22,972                           -                           -                           -                          -                       26,996
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                  10,914                     (342)                   -                        (669)                    (40,512)                     (6,162)                    (24,640)                     (6,780)                         -                     (176,266)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                   (10,329)                      62                    -                          30                     (20,663)                     (2,060)                     (2,985)                       (340)                         -                      (26,956)
   End of Period                                                                                         (52,504)                     (50)                   -                       1,626                    (254,253)                    (25,415)                    (19,558)                     (8,859)                         -                       (8,753)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (42,175)                    (112)                   -                       1,596                    (233,590)                    (23,355)                    (16,573)                     (8,519)                         -                       18,203
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (27,343)                  $ (537)                 $ -                      $ (207)                 $ (288,262)                  $ (33,474)                  $ (43,936)                  $ (16,649)                  $ 26,351                   $ (162,470)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                              AST - Sanford Bernstein
                                                                                                                                               AST - PIMCO              AST - PIMCO                  Core Value                                                                                                   AST - T. Rowe                AST - T. Rowe
                                                                                            AST - Neuberger &           AST - PBHG          Limited Maturity           Total Return                * May 1 thru            AST - Sanford Bernstein        AST - Scudder                AST - Strong               Price Asset                 Price Global
                                                                                          Berman Mid-Cap Value        Small-Cap Growth             Bond                     Bond                   Dec. 31, 2001               Mgd Index 500                   Japan                International Equity            Allocation                     Bond
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                           $ 220                      $ -             $ 19,477                    $ 40,384                         $ -                     $ 1,370                         $ -                       $ 578                      $ 695                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (4,815)                    (220)              (9,331)                    (21,238)                       (617)                     (2,920)                          -                      (7,810)                      (767)                      (1,127)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                              (4,595)                    (220)              10,146                      19,146                        (617)                     (1,549)                          -                      (7,232)                       (72)                      (1,127)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                   327,244                    3,578              304,248                     535,113                      19,295                     166,108                           -                     172,382                    108,196                       25,076
   Cost of Securities Sold                                                                               329,199                    5,673              307,496                     522,676                      20,373                     184,908                           -                     238,701                    113,726                       24,767

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                    (1,955)                  (2,095)              (3,248)                     12,437                      (1,078)                    (18,800)                          -                     (66,319)                    (5,530)                         309
   Short-Term Capital Gain Distributions Received                                                          7,670                        -                    -                           -                           -                           -                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                             899                    3,016                    -                           -                           -                       1,665                           -                      38,192                      2,337                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                   6,614                      921               (3,248)                     12,437                      (1,078)                    (17,135)                          -                     (28,127)                    (3,192)                         309
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                    13,478                   (3,576)                   6                      11,433                           -                      (2,181)                          -                     (11,195)                       147                            -
   End of Period                                                                                           2,714                   (5,432)              29,792                      76,353                       4,828                      (4,419)                          -                     (99,599)                       789                          (95)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (10,764)                  (1,856)              29,786                      64,920                       4,828                      (2,238)                          -                     (88,404)                       642                          (95)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (8,745)                $ (1,155)            $ 36,684                    $ 96,503                     $ 3,133                   $ (20,923)                        $ -                  $ (123,763)                  $ (2,622)                      $ (914)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                Evergreen
                                                                                           AST - T. Rowe Price                                   VA Omega                                                                      INVESCO - VIF               INVESCO - VIF                                          INVESCO - VIF                 Montgomery
                                                                                                 Natural               Evergreen - VA          * May 1 thru            Evergreen - VA              INVESCO - VIF             Financial Services           Health Sciences              INVESCO - VIF            Telecommunications               Emerging
                                                                                                Resources              Global Leaders         Dec. 31, 2001            Special Equity              Dynamics Fund                    Fund                        Fund                  Technology Fund                  Fund                       Markets
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ 1,087                    $ 481                  $ -                         $ -                         $ -                       $ 312                     $ 1,006                         $ -                        $ -                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                   (604)                    (285)                   -                        (179)                     (1,723)                     (2,601)                     (4,224)                     (2,890)                    (1,094)                        (462)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                                 483                      196                    -                        (179)                     (1,723)                     (2,289)                     (3,218)                     (2,890)                    (1,094)                        (462)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                   145,808                   30,364                    -                       2,639                     105,831                     798,182                     434,246                     696,989                    155,156                        6,640
   Cost of Securities Sold                                                                               157,138                   31,371                    -                       2,797                     143,440                     866,706                     478,337                     947,165                    246,055                        8,232

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (11,331)                  (1,007)                   -                        (158)                    (37,609)                    (68,524)                    (44,090)                   (250,176)                   (90,900)                      (1,592)
   Short-Term Capital Gain Distributions Received                                                          2,114                        -                    -                           -                           -                          45                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                           4,703                        -                    -                           -                           -                          15                           -                           -                          -                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                  (4,514)                  (1,007)                   -                        (158)                    (37,609)                    (68,464)                    (44,090)                   (250,176)                   (90,900)                      (1,592)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         -                       48                    -                           -                     (13,462)                      9,791                       9,219                     (33,552)                   (27,660)                      (3,204)
   End of Period                                                                                             225                    1,749                    -                        (168)                    (41,691)                        360                       5,916                     (13,257)                   (13,997)                      (2,661)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                                   225                    1,701                    -                        (168)                    (28,229)                     (9,431)                     (3,303)                     20,295                     13,663                          543
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (3,805)                   $ 891                  $ -                      $ (505)                  $ (67,561)                  $ (80,184)                  $ (50,611)                 $ (232,771)                 $ (78,331)                    $ (1,511)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          ProFunds               ProFunds                 ProFunds                    ProFunds                                                ProFunds                    ProFunds                   ProFunds                    ProFunds
                                                                                           Nike - First Trust              VP Bear           VP Biotechnology           VP Bull Plus                 VP Energy                                              VP Financial               VP Health Care                 VP OTC                  VP Real Estate
                                                                                               10 Uncommon             * Jan. 22 thru         * Jan. 22 thru           * Jan. 22 thru              * Jan. 22 thru                 ProFunds                 * Jan. 22 thru              * Jan. 22 thru             * Jan. 22 thru              * Jan. 22 thru
                                                                                                 Values                 Dec. 31, 2001         Dec. 31, 2001            Dec. 31, 2001               Dec. 31, 2001                 VP Europe                 Dec. 31, 2001               Dec. 31, 2001              Dec. 31, 2001                Dec. 31, 2001
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                             $ -                      $ -                  $ -                         $ -                         $ -                         $ -                         $ -                         $ -                        $ -                          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (2,336)                     (35)                (694)                        (83)                       (155)                       (376)                       (165)                       (318)                        (3)                        (137)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                              (2,336)                     (35)                (694)                        (83)                       (155)                       (376)                       (165)                       (318)                        (3)                        (137)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    75,725                   66,338              120,981                      46,720                      76,594                      79,233                      60,645                      69,823                      5,481                        6,714
   Cost of Securities Sold                                                                               125,970                   66,199              110,164                      53,000                      79,804                      85,001                      60,874                      69,040                      5,549                        6,965

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                   (50,245)                     139               10,817                      (6,279)                     (3,210)                     (5,768)                       (229)                        783                        (68)                        (251)
   Short-Term Capital Gain Distributions Received                                                              -                        -                    -                           -                           -                           -                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                               -                        -                    -                           -                           -                           -                           -                           -                          -                            -
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                 (50,245)                     139               10,817                      (6,279)                     (3,210)                     (5,768)                       (229)                        783                        (68)                        (251)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                   (47,575)                       -                    -                           -                           -                           -                           -                           -                          -                            -
   End of Period                                                                                         (89,413)                       1                 (611)                          -                          (8)                        425                         579                          16                          -                           25
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                               (41,838)                       1                 (611)                          -                          (8)                        425                         579                          16                          -                           25
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (94,419)                   $ 105              $ 9,512                    $ (6,362)                   $ (3,373)                   $ (5,719)                      $ 185                       $ 481                      $ (71)                      $ (363)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                ProFunds                 ProFunds VP                                                                  ProFunds                 Prudential SP
                                                                                              VP Technology           Telecommunications                                                            VP Utilities           Jennison Int'l Growth
                                                                                             * Jan. 22 thru            * Jan. 22 thru          ProFunds VP              ProFunds VP                * Jan. 22 thru               * May 1 thru                   Rydex                       Rydex                      Rydex                        WFVT
                                                                                              Dec. 31, 2001             Dec. 31, 2001           Ultra OTC             Ultra Small-Cap              Dec. 31, 2001               Dec. 31, 2001                    Nova                        OTC                        Ursa                    Equity Income
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                             $ -                      $ -                  $ -                         $ -                         $ -                         $ -                       $ 595                         $ -                        $ -                        $ 178
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                   (260)                      (1)                (190)                       (126)                         (8)                         (6)                       (715)                     (2,042)                         -                         (166)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
NET INVESTMENT INCOME (LOSS)                                                                                (260)                      (1)                (190)                       (126)                         (8)                         (6)                       (120)                     (2,042)                         -                           11
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    53,499                   10,714               42,476                      36,669                      23,169                       5,028                     353,837                     314,882                          -                       73,875
   Cost of Securities Sold                                                                                57,097                   10,822              103,895                      55,669                      23,819                       5,616                     384,883                     456,672                          -                       74,745

                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------
       Net Gain (Loss)                                                                                    (3,598)                    (109)             (61,419)                    (19,001)                       (650)                       (589)                    (31,047)                   (141,790)                         -                         (870)
   Short-Term Capital Gain Distributions Received                                                              -                        -                    -                           -                           -                           -                           -                           -                          -                            -
   Long-Term Capital Gain Distributions Received                                                               -                        -                    -                           -                           -                           -                           -                           -                          -                          637
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET REALIZED GAIN (LOSS)                                                                                  (3,598)                    (109)             (61,419)                    (19,001)                       (650)                       (589)                    (31,047)                   (141,790)                         -                         (233)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         -                        -              (34,060)                     (9,596)                          -                           -                     (10,662)                    (69,582)                         -                            -
   End of Period                                                                                          (6,068)                       -              (12,330)                          2                           -                           -                      (1,118)                    (20,757)                         -                         (247)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET UNREALIZED GAIN (LOSS)                                                                                (6,068)                       -               21,730                       9,598                           -                           -                       9,544                      48,825                          -                         (247)
                                                                                         ------------------------   ----------------------  -------------------   -------------------------   -------------------------   -------------------------   -------------------------   -------------------------  -------------------------   --------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (9,926)                  $ (110)           $ (39,879)                   $ (9,529)                     $ (658)                     $ (595)                  $ (21,623)                  $ (95,007)                       $ -                       $ (469)
                                                                                         ========================   ======================  ===================   =========================   =========================   =========================   =========================   =========================  =========================   ==========================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------

                                                                                         ------------------------

                                                                                                  WFVT
                                                                                              Equity Value
                                                                                         ------------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                           $ 123
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                   (206)
                                                                                         ------------------------
NET INVESTMENT INCOME (LOSS)                                                                                 (83)
                                                                                         ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                    63,320
   Cost of Securities Sold                                                                                68,619

                                                                                         ------------------------
       Net Gain (Loss)                                                                                    (5,300)
   Short-Term Capital Gain Distributions Received                                                              -
   Long-Term Capital Gain Distributions Received                                                               -
                                                                                         ------------------------

NET REALIZED GAIN (LOSS)                                                                                  (5,300)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                        68
   End of Period                                                                                              94
                                                                                         ------------------------

NET UNREALIZED GAIN (LOSS)                                                                                    26
                                                                                         ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (5,356)
                                                                                         ========================

-----------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         AST - AIM                         AST - Alger                       AST - Alliance/Bernstein        AST - Alliance                    AST - Alliance                        AST - American Century             AST - American Century
                                                          Total                           Balanced                       All-Cap Growth                           Growth &Value                 Growth                               Growth and Income                 Income &Growth                 International Growth I
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended    * May 1 thru    Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          $ (49,064)     $ (17,007)          $ 3,872           $ (642)         $ (4,980)       $ (520)               $ -             $ -           $ (9,308)       $ (2,635)         $ (8,448)         $ (548)          $ (6,538)    $ (1,225)             $ (2,984)      $ (691)
     Net Realized Gain (Loss)                             (1,812,059)      (182,650)          (14,716)          (1,621)          (68,112)       (4,941)                 -               -             66,299         (12,698)            6,149            (478)           (15,363)        (338)              (16,808)      (3,511)
     Net Unrealized Gain (Loss) On Investments            (1,111,434)      (800,830)          (29,290)         (18,318)            9,633       (33,961)                 -               -           (196,052)        (89,983)          (23,153)         11,368            (54,674)     (12,915)             (116,107)      (4,541)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (2,972,557)    (1,000,487)          (40,135)         (20,581)          (63,460)      (39,422)                 -               -           (139,060)       (105,316)          (25,452)         10,342            (76,574)     (14,478)             (135,900)      (8,743)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                   17,169,609     12,589,649            62,482          331,153           315,877       217,587                  -               -            171,793         925,189         1,700,137         344,548            391,984      595,456               311,499      162,482
     Net Transfers Between Sub-accounts                            -              -            38,193            3,296           (68,140)       94,534                  -               -             (6,868)         54,843           226,336          10,034             63,889       85,193               (22,345)     167,309
     Surrenders                                           (2,063,560)      (220,582)          (33,935)          (2,885)          (47,999)       (4,357)                 -               -            (88,880)        (51,049)         (139,985)         (2,308)           (83,246)      (2,485)              (46,888)      (2,646)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   15,106,049     12,369,067            66,740          331,564           199,738       307,764                  -               -             76,045         928,983         1,786,488         352,274            372,627      678,164               242,266      327,145
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   12,133,492     11,368,580            26,605          310,983           136,278       268,342                  -               -            (63,015)        823,667         1,761,036         362,616            296,053      663,686               106,366      318,402
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                  11,368,580              -           310,983                -           268,342             -                  -               -            823,667               -           362,616               -            663,686            -               318,402            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                      $ 23,502,072   $ 11,368,580         $ 337,588        $ 310,983         $ 404,621     $ 268,342                $ -             $ -          $ 760,652       $ 823,667       $ 2,123,652       $ 362,616          $ 959,739    $ 663,686             $ 424,768    $ 318,402
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - American Century             AST - Cohen &Steers           AST - DeAm                     AST - Federated                   AST - Federated                    AST - Founders                      AST - Gabelli                      AST - Gabelli
                                                           Strategic Balanced           Real Estate                            Small-Cap Growth                  Aggressive Growth             High Yield                         Passport                         All-Cap Value                           Small-Cap Value
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ 241          $ (53)          $ 2,291           $ (173)         $ (3,443)       $ (504)            $ (478)            $ -           $ 23,797          $ (382)         $ (1,776)         $ (482)          $ (3,782)       $ (23)             $ (2,244)      $ (270)
     Net Realized Gain (Loss)                                 (3,049)          (700)            5,277               61           (37,084)       (8,321)            (2,258)              -            (38,473)         (7,015)          (23,339)         (1,156)            (5,801)           -                11,982         (102)
     Net Unrealized Gain (Loss) On Investments                   379           (114)           (7,916)           7,491           (57,225)      (37,160)            (1,279)             63            (10,065)         (2,925)          (31,186)        (32,459)           (16,918)       1,930                  (144)       8,509
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (2,429)          (867)             (348)           7,379           (97,752)      (45,985)            (4,015)             63            (24,741)        (10,322)          (56,301)        (34,097)           (26,502)       1,907                 9,594        8,137
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                       69,687         17,003            60,621          123,020            49,491       358,503             83,267           2,139            300,538         152,163            86,819         194,875            270,915            -               155,675      169,595
     Net Transfers Between Sub-accounts                      (30,528)             -           (32,240)          61,098            17,296        13,048              1,567               -             58,405         (20,274)          (14,992)          7,520            (82,784)     127,895                94,946       (1,473)
     Surrenders                                               (7,765)           899           (25,851)              95           (27,195)        2,281             (5,365)              -            (35,524)           (382)          (17,640)         (4,101)           (30,288)           -               (30,078)      (1,180)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       31,394         17,902             2,530          184,213            39,592       373,832             79,469           2,139            323,419         131,507            54,187         198,294            157,843      127,895               220,543      166,942
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       28,965         17,035             2,182          191,592           (58,160)      327,847             75,454           2,202            298,678         121,185            (2,114)        164,197            131,341      129,802               230,137      175,079
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                      17,035              -           191,592                -           327,847             -              2,202               -            121,185               -           164,197               -            129,802            -               175,079            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 46,000       $ 17,035         $ 193,773        $ 191,592         $ 269,687     $ 327,847           $ 77,656         $ 2,202          $ 419,863       $ 121,185         $ 162,083       $ 164,197          $ 261,143    $ 129,802             $ 405,216    $ 175,079
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - Goldman Sachs         AST - INVESCO                      AST - JanCap                      AST - Janus                       AST - Janus                        AST - Janus                      AST - Kinetics                          AST - Lord Abbett
                                                             Small-Cap Value           Equity Income                         Growth                               Mid-Cap Growth                    Overseas Growth                    Strategic Value               Internet                               Bond Debenture
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (4,990)        $ (294)          $ 1,211           $ (134)        $ (28,854)     $ (5,067)            $ (682)          $ (67)           $ 3,917          $ (209)            $ (82)           $ (1)               $ -          $ -              $ (1,134)        $ (1)
     Net Realized Gain (Loss)                                 25,785            194            (3,521)             780          (585,737)      (27,680)           (19,777)         (7,491)            10,914            (599)             (342)              -                  -            -                  (669)           -
     Net Unrealized Gain (Loss) On Investments                11,495         17,283           (21,680)           1,302          (282,336)     (328,530)           (14,503)         (2,544)           (42,175)        (10,329)             (112)             62                  -            -                 1,596           30
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       32,290         17,183           (23,990)           1,948          (896,927)     (361,277)           (34,962)        (10,102)           (27,343)        (11,137)             (537)             61                  -            -                  (207)          29
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                      399,800        125,276           354,070           87,809         1,493,381     2,227,655             89,300          16,705             (8,895)        145,514            12,514           4,279                  -            -               175,363        4,279
     Net Transfers Between Sub-accounts                      (16,223)        36,829            13,210                -           (55,623)       47,731             11,327           5,001              1,020          (6,034)              393               -                  -            -                   (21)           -
     Surrenders                                              (37,136)          (436)          (20,259)          (1,072)         (247,610)      (51,493)            (8,763)          5,783            (17,023)         (1,693)           (1,161)              -                  -            -                (8,127)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      346,441        161,669           347,021           86,737         1,190,148     2,223,893             91,864          27,489            (24,898)        137,787            11,746           4,279                  -            -               167,215        4,279
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      378,731        178,852           323,031           88,685           293,221     1,862,616             56,902          17,387            (52,241)        126,650            11,209           4,340                  -            -               167,008        4,308
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                     178,852              -            88,685                -         1,862,616             -             17,387               -            126,650               -             4,340               -                  -            -                 4,308            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                         $ 557,583      $ 178,852         $ 411,716         $ 88,685       $ 2,155,837   $ 1,862,616           $ 74,289        $ 17,387           $ 74,409       $ 126,650          $ 15,550         $ 4,340                $ -          $ -             $ 171,317      $ 4,308
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Marsico                      AST - MFS                          AST - MFS                        AST - MFS                        AST - Money                             AST - Neuberger &               AST - Neuberger &              AST - PBHG
                                                             Capital Growth            Global Equity                         Growth                             Growth with Income               Market                             Berman Mid-Cap Growth             Berman Mid-Cap Value                 Small-Cap Growth
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          $ (14,160)      $ (2,770)         $ (3,956)          $ (342)         $ (2,724)       $ (106)          $ (1,350)          $ (64)          $ 26,351         $ 6,682          $ (4,407)         $ (908)          $ (4,595)      $ (387)               $ (220)       $ (32)
     Net Realized Gain (Loss)                                (40,512)       (11,763)           (6,162)             (80)          (24,640)       (1,209)            (6,780)           (208)                 -               -          (176,266)        (29,540)             6,614          415                   921          (28)
     Net Unrealized Gain (Loss) On Investments              (233,590)       (20,663)          (23,355)          (2,060)          (16,573)       (2,985)            (8,519)           (340)                 -               -            18,203         (26,956)           (10,764)      13,478                (1,856)      (3,576)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                     (288,262)       (35,196)          (33,474)          (2,482)          (43,936)       (4,300)           (16,649)           (612)            26,351           6,682          (162,470)        (57,404)            (8,745)      13,506                (1,155)      (3,636)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                      579,302      1,085,655           271,632          227,328           470,100        29,560            148,254          15,160          1,556,319       2,277,536           569,046         239,339            415,926      142,203                     -       23,646
     Net Transfers Between Sub-accounts                      114,636        165,112             8,132                -           (65,421)        5,001             16,263           5,001            178,816      (1,971,539)         (344,185)        178,138             85,281       47,552                30,258            -
     Surrenders                                             (139,142)       (55,214)          (43,349)              89           (34,023)         (374)           (15,412)           (195)          (168,852)         (7,662)          (52,579)         (2,017)           (40,307)      (2,148)               (3,280)        (209)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      554,796      1,195,553           236,415          227,417           370,656        34,187            149,105          19,966          1,566,283         298,335           172,282         415,460            460,900      187,607                26,978       23,437
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      266,534      1,160,357           202,941          224,935           326,720        29,887            132,456          19,354          1,592,634         305,017             9,812         358,056            452,155      201,113                25,823       19,801
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                   1,160,357              -           224,935                -            29,887             -             19,354               -            305,017               -           358,056               -            201,113            -                19,801            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                       $ 1,426,890    $ 1,160,357         $ 427,876        $ 224,935         $ 356,606      $ 29,887          $ 151,810        $ 19,354        $ 1,897,651       $ 305,017         $ 367,867       $ 358,056          $ 653,268    $ 201,113              $ 45,624     $ 19,801
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - PIMCO Limited                AST - PIMCO Total             AST - Sanford Bernstein           AST - Sanford Bernstein        AST - Scudder                      AST - Strong                          AST - T. Rowe Price                AST - T. Rowe Price
                                                      Maturity Bond                     Return Bond                        Core Value                            Managed Index 500               Japan                              International Equity                Asset Allocation               Global Bond
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended      * May 1 thru     Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ 10,146           $ (1)         $ 19,146           $ (823)           $ (617)          $ -           $ (1,549)         $ (172)               $ -             $ -          $ (7,232)         $ (460)             $ (72)       $ (34)             $ (1,127)         $ -
     Net Realized Gain (Loss)                                 (3,248)             -            12,437            1,668            (1,078)            -            (17,135)           (106)                 -               -           (28,127)         (3,974)            (3,192)          (3)                  309            -
     Net Unrealized Gain (Loss) On Investments                29,786              6            64,920           11,433             4,828             -             (2,238)         (2,181)                 -               -           (88,404)        (11,195)               642          147                   (95)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       36,684              5            96,503           12,278             3,133             -            (20,923)         (2,459)                 -               -          (123,763)        (15,629)            (2,622)         110                  (914)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    1,143,138         20,548         2,689,223          337,560           177,006             -            245,794          82,304                  -               -           777,204         325,972             99,371       24,428               189,120            -
     Net Transfers Between Sub-accounts                      152,458              -           221,378           70,310             8,531             -             35,519          15,090                  -               -            45,606          (3,971)            11,958            -                (3,793)           -
     Surrenders                                              (77,158)             -          (175,227)          (4,059)           (3,121)            -            (23,143)           (898)                 -               -           (64,214)         (1,532)            (7,931)        (122)               (6,673)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    1,218,438         20,548         2,735,374          403,813           182,416             -            258,170          96,496                  -               -           758,596         320,469            103,398       24,306               178,654            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,255,122         20,553         2,831,877          416,091           185,549             -            237,247          94,037                  -               -           634,833         304,840            100,776       24,416               177,740            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                      20,553              -           416,091                -                 -             -             94,037               -                  -               -           304,840               -             24,416            -                     -            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                       $ 1,275,675       $ 20,553       $ 3,247,968        $ 416,091         $ 185,549           $ -          $ 331,284        $ 94,037                $ -             $ -         $ 939,673       $ 304,840          $ 125,192     $ 24,416             $ 177,740          $ -
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - T. Rowe Price          Evergreen VA                        Evergreen                      Evergreen VA                      INVESCO - VIF                      INVESCO - VIF                      INVESCO - VIF                      INVESCO - VIF
                                                            Natural Resources                Global Leaders Fund                 VA Omega Fund                  Special Equity Fund          Dynamics Fund                         Financial Services Fund            Health Sciences Fund                 Technology Fund
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended      * May 1 thru     Period Ended     Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ 483            $ -             $ 196              $ -               $ -           $ -             $ (179)            $ -           $ (1,723)         $ (468)         $ (2,289)         $ (260)          $ (3,218)      $ (582)             $ (2,890)      $ (388)
     Net Realized Gain (Loss)                                 (4,514)          (346)           (1,007)             (39)                -             -               (158)              -            (37,609)        (14,136)          (68,464)           (209)           (44,090)         719              (250,176)     (22,253)
     Net Unrealized Gain (Loss) On Investments                   225              -             1,701               48                 -             -               (168)              -            (28,229)        (13,462)           (9,431)          9,791             (3,303)       9,219                20,295      (33,552)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (3,805)          (346)              891                9                 -             -               (505)              -            (67,561)        (28,066)          (80,184)          9,322            (50,611)       9,356              (232,771)     (56,193)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                       21,619          8,789            50,467            3,436                 -             -             46,334               -              7,635         279,075           267,626         123,511            158,189      307,824               385,185      142,618
     Net Transfers Between Sub-accounts                       11,936         (8,443)           53,655                -                 -             -                  -               -            (38,850)        (22,102)         (188,584)         (9,592)          (189,420)     120,997              (135,720)     116,778
     Surrenders                                               (8,750)             -            (1,861)              42                 -             -             (2,679)              -            (16,196)         (6,388)          (25,979)         (2,044)           (43,980)      (4,859)              (71,333)       4,041
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       24,805            346           102,261            3,478                 -             -             43,655               -            (47,411)        250,585            53,063         111,875            (75,211)     423,962               178,132      263,437
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       21,000              -           103,152            3,487                 -             -             43,150               -           (114,972)        222,519           (27,121)        121,197           (125,822)     433,318               (54,639)     207,244
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                           -              -             3,487                -                 -             -                  -               -            222,519               -           121,197               -            433,318            -               207,244            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 21,000            $ -         $ 106,639          $ 3,487               $ -           $ -           $ 43,150             $ -          $ 107,547       $ 222,519          $ 94,076       $ 121,197          $ 307,496    $ 433,318             $ 152,605    $ 207,244
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      INVESCO - VIF                      Montgomery                      Nike - First Trust                  ProFunds                           ProFunds                          ProFunds                           ProFunds                           ProFunds
                                                         Telecommunications Fund              Emerging Markets                10 Uncommon Values              VP Bear                               VP Biotechnology            VP Bull Plus                         VP Energy                          VP Europe
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                        Year Ended    Period Ended       Year Ended     Period Ended       Year Ended      Period Ended   * Jan. 22 thru   Period Ended      * Jan. 22 thru   Period Ended     * Jan. 22 thru   Period Ended      * Jan. 22 thru     Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (1,094)        $ (326)           $ (462)           $ (68)         $ (2,336)       $ (827)             $ (35)            $ -             $ (694)            $ -             $ (83)            $ -             $ (155)         $ -                $ (376)         $ -
     Net Realized Gain (Loss)                                (90,900)        (8,864)           (1,592)               -           (50,245)       (7,480)               139               -             10,817               -            (6,279)              -             (3,210)           -                (5,768)           -
     Net Unrealized Gain (Loss) On Investments                13,663        (27,660)              543           (3,204)          (41,838)      (47,575)                 1               -               (611)              -                 -               -                 (8)           -                   425            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                      (78,331)       (36,850)           (1,511)          (3,272)          (94,419)      (55,882)               105               -              9,512               -            (6,362)              -             (3,373)           -                (5,719)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                       76,825        139,612            26,207           30,518            45,666       313,121                 17               -             44,061               -             8,401               -                  -            -                59,149            -
     Net Transfers Between Sub-accounts                      (88,590)        62,229             2,886                -           (20,793)            -                292               -            (18,069)              -              (322)              -              4,960            -                   712            -
     Surrenders                                              (11,190)        (2,076)           (5,217)            (272)          (22,719)      (15,863)              (414)              -             (8,024)              -            (1,717)              -             (1,587)           -                (3,155)           -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      (22,955)       199,765            23,876           30,246             2,154       297,258               (105)              -             17,968               -             6,362               -              3,373            -                56,706            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (101,286)       162,915            22,365           26,974           (92,265)      241,376                  0               -             27,480               -                 0               -                 (0)           -                50,987            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                     162,915              -            26,974                -           241,376             -                  -               -                  -               -                 -               -                  -            -                     -            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 61,629      $ 162,915          $ 49,339         $ 26,974         $ 149,111     $ 241,376                $ 0             $ -           $ 27,480             $ -               $ 0             $ -               $ (0)         $ -              $ 50,987          $ -
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         ProFunds                         ProFunds                          ProFunds                         ProFunds                           ProFunds                          ProFunds                           ProFunds                           ProFunds
                                                       VP Financial                    VP Healthcare                         VP OTC                       VP Real Estate                     VP Technology                          VP Telecommunications          VP Ultra OTC                           VP Ultra Small-Cap
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  -----------------------------------------------------------------  ---------------------------------  --------------------------------   ----------------------------------------------------------------
                                                      * Jan. 22 thru  Period Ended     * Jan. 22 thru   Period Ended     * Jan. 22 thru    Period Ended   * Jan. 22 thru   Period Ended      * Jan. 22 thru   Period Ended     * Jan. 22 thru   Period Ended        Year Ended       Period Ended      Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (165)           $ -            $ (318)             $ -              $ (3)          $ -             $ (137)            $ -             $ (260)            $ -              $ (1)            $ -             $ (190)      $ (118)               $ (126)      $ (112)
     Net Realized Gain (Loss)                                   (229)             -               783                -               (68)            -               (251)              -             (3,598)              -              (109)              -            (61,419)      (9,200)              (19,001)        (527)
     Net Unrealized Gain (Loss) On Investments                   579              -                16                -                 -             -                 25               -             (6,068)              -                 -               -             21,730      (34,060)                9,598       (9,596)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          185              -               481                -               (71)            -               (363)              -             (9,926)              -              (110)              -            (39,879)     (43,378)               (9,529)     (10,235)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                            -              -            24,893                -                 -             -             26,300               -                  -               -                 -               -                  3       59,331                 8,398       40,393
     Net Transfers Between Sub-accounts                       78,642              -             1,182                -               183             -                (11)              -             83,117               -               110               -             92,674       (1,586)              (26,526)           -
     Surrenders                                               (3,564)             -            (2,540)               -              (112)            -             (1,072)              -              2,007               -                 -               -              5,303        1,019                (1,924)        (577)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       75,078              -            23,535                -                71             -             25,217               -             85,124               -               110               -             97,980       58,764               (20,052)      39,816
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       75,263              -            24,016                -                (0)            -             24,854               -             75,198               -                 0               -             58,101       15,386               (29,581)      29,581
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------

NET ASSETS:
     Beginning of Period                                           -              -                 -                -                 -             -                  -               -                  -               -                 -               -             15,386            -                29,581            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------      -----------------------------
     End of Period                                          $ 75,263            $ -          $ 24,016              $ -              $ (0)          $ -           $ 24,854             $ -           $ 75,198             $ -               $ 0             $ -           $ 73,487     $ 15,386                   $ 0     $ 29,581
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================      =============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         ProFunds                        Prudential                           Rydex                            Rydex                             Rydex                              WFVT                               WFVT
                                                       VP Utilities                       SP Jennison Int'l Growth            Nova                              OTC                               Ursa                          Equity Income                      Equity Value
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      * Jan. 22 thru  Period Ended      * May 1 thru    Period Ended       Year Ended    Period Ended       Year Ended     Period Ended        Year Ended     Period Ended       Year Ended     Period Ended        Year Ended    Period Ended
                                                      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001  Dec. 31, 2000
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (8)           $ -              $ (6)             $ -            $ (120)       $ (129)          $ (2,042)         $ (383)               $ -             $ -              $ 11             $ -              $ (83)        $ (8)
     Net Realized Gain (Loss)                                   (650)             -              (589)               -           (31,047)          507           (141,790)           (378)                 -               -              (233)              -             (5,300)           -
     Net Unrealized Gain (Loss) On Investments                     -              -                 -                -             9,544       (10,662)            48,825         (69,582)                 -               -              (247)              -                 26           98
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         (658)             -              (595)               -           (21,623)      (10,284)           (95,007)        (70,343)                 -               -              (469)              -             (5,356)          90
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                            -              -                 -                -                28            13              2,223         101,368                  -               -            32,579               -                 51        3,571
     Net Transfers Between Sub-accounts                          769              -                 -                -          (173,028)      211,076           (158,989)        333,399                  -               -               241               -             15,290            -
     Surrenders                                                 (111)             -               595                -            (2,443)         (333)           (16,345)         (1,707)                 -               -              (697)              -             (2,728)        (197)
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                          658              -               595                -          (175,443)      210,756           (173,111)        433,060                  -               -            32,123               -             12,613        3,374
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (0)             -                 0                -          (197,066)      200,472           (268,118)        362,717                  -               -            31,654               -              7,257        3,464
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------

NET ASSETS:
     Beginning of Period                                           -              -                 -                -           200,472             -            362,717               -                  -               -                 -               -              3,464            -
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
                                                      ------------------------------   --------------------------------  ------------------------------   --------------------------------  ---------------------------------  --------------------------------   -----------------------------
     End of Period                                              $ (0)           $ -               $ 0              $ -           $ 3,406     $ 200,472           $ 94,599       $ 362,717                $ -             $ -          $ 31,654             $ -           $ 10,721      $ 3,464
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================
                                                      ==============================   ================================  ==============================   ================================  =================================  ================================   =============================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 7

Notes to Financial Statements
December 31, 2001
__________

1.   ORGANIZATION

     American Skandia Life Assurance  Corporation  Variable Account B - Class 7 (the "Account") is a separate  investment account of American  Skandia Life  Assurance  Corporation  ("American  Skandia" or  "Company").  The Account is registered  with the
     Securities  and  Exchange  Commission  under the  Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations May 1, 2000.

     As of December 31, 2001, the Account  consisted of seventy  sub-accounts.  These financial  statements report on all seventy sub-accounts  offered in the American Skandia  Variable  Immediate  Annuity and Advisor Income Annuity.  Each of the seventy sub-accounts  invests only in a single  corresponding  portfolio  of either  American  Skandia  Trust,  Montgomery  Variable
     Series,  Wells Fargo Variable  Trust,  Rydex Variable Trust,  INVESCO  Variable  Investment  Funds,  Inc.,  ProFunds VP, The
     Prudential  Series Fund,  Inc.,  Evergreen  Variable  Annuity Trust,  or First Defined  Portfolio Fund LLC. (the  "Trusts").
     American  Skandia  Investment  Services,  Incorporated,  an affiliate of American  Skandia,  is the  investment  manager for
     American  Skandia Trust,  while AIM Capital  Management,  Inc., Lord Abbett &Co., Janus Capital  Corporation,  J. P. Morgan
     Investment  Management Inc.,  Neuberger Berman  Management  Incorporated,  Federated  Investment  Counseling,  T. Rowe Price
     Associates,  Inc., T. Rowe Price  International,  Inc.,  Founders  Asset  Management,  LLC,  Pacific  Investment  Management
     Company,  INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management LLC, Cohen and
     Steers Capital  Management,  Inc.,  Massachusetts  Financial  Services  Company,  Sanford C. Bernstein &Co., LLC,  Alliance
     Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc., Zurich Scudder Investments,  Inc., Kinetics
     Asset Management, Inc. Pilgrim Baxter &Associates,  Ltd., Goldman Sachs Asset Management,  Deutsche Asset Management, Inc.,
     and Strong Capital Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery  Variable Series.  Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo Variable Trust. PADCO
     Advisors II, Inc. is the  investment  advisor for the Rydex  Variable  Trust.  INVESCO Funds Group,  Inc. is the  investment advisor for the INVESCO Variable  Investment  Funds,  Inc.  ProFund Advisors LLC is the investment  advisor for ProFunds VP.
     Evergreen  Asset  Management  Corp.  is the  investment  advisor for  Evergreen  VA Global  Leaders and  Evergreen VA Omega.
     Meridian  Investment Company is the investment  advisor for the Evergreen VA Special Equity Fund. First Trust Advisors,  L.P
     is the advisor for First Defined Portfolio Fund, LLC. Prudential Investment Fund Management,  LLC/Jennison  Associates,  LLC
     are the investment advisors for Prudential SP Jennison International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

1.   ORGANIZATION - continued:

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor change: AST Alger Growth merged into AST MFS
     Growth;  AST Alger Mid-Cap Growth merged into AST Alger All-Cap  Growth,  AST Goldman Sachs  Small-Cap  Value  (formerly AST
     Lord Abbett Small-Cap  Value),  AST Scudder  Small-Cap Growth  (formerly AST Kemper  Small-Cap  Growth),  AST PBHG Small-Cap
     Growth  (formerly  AST Janus  Small-Cap  Growth),  AST  American  Century  International  Growth II merged into AST American
     Century  International  Growth, AST DeAm Small-Cap Growth (formerly AST Scudder Small-Cap Growth),  AST Strong International
     Equity  (formerly  AST AIM  International  Equity),  Evergreen  VA  International  Growth  (formerly  Evergreen VA Perpetual
     International)  and AST Money  Market  sub-advised  by Wells Fargo  Capital  Management,  Inc.  (formerly  AST Money  Market sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted  for on the trade date and dividend  income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

     The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States requires that management make estimates and  assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.
     Under  current  laws,  American  Skandia  may incur state and local  income  taxes (in  addition to premium  tax) in several states.  The Company does not anticipate that these taxes will be significant.  However,  American  Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the Internal Revenue Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the
     contract.  The  Treasury  Department's  regulations  prescribe  the  diversification   requirements  for  variable  annuity
     contracts.  The Company believes the underlying mutual fund portfolios have  continuously  complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.10% of the net assets.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.

     Transfer Fees - Charged at a rate of $10 for each transfer after the 20th for each contract  owner account,  in each annuity year.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    AST - AIM                               AST - Alger                                  AST - Alliance/Bernstein              AST - Alliance                            AST - Alliance                                  AST - American Century                    AST - American Century
                                                                    Balanced                               All-Cap Growth                            Growth &Value                                Growth                                         Growth and Income                Income &Growth                                 International Growth I
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   30,678                  -                30,915                  -                       -                 -                 97,356                    -               34,439                   -                 70,887                   -                32,368                  -
Units Purchased                                                              6,567             30,670                41,411             20,983                       -                 -                 23,186               98,220              162,953              33,892                 44,225              61,986                37,079             15,824
Units Transferred Between Sub-accounts                                       4,669                268                (9,028)            10,469                       -                 -                 (1,378)               5,030               21,010                 954                  7,943               9,168                (3,224)            16,871
Units Surrendered                                                           (3,706)              (260)               (6,649)              (537)                      -                 -                (12,402)              (5,894)             (13,170)               (407)                (9,683)               (267)               (6,094)              (327)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         38,208             30,678                56,649             30,915                       -                 -                106,762               97,356              205,232              34,439                113,372              70,887                60,129             32,368
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       AST - American Century                    AST - Cohen &Steers                  AST - DeAM                             AST - Federated                            AST - Federated                           AST - Founders                             AST - Gabelli
                                                               Strategic Balanced                              Realty                               Small-Cap Growth                                    Aggressive Growth                  High Yield                                 Passport                                All-Cap Value
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                    1,725                  -                16,557                  -                  35,743                 -                    243                    -               12,929                   -                 20,311                   -                12,895                  -
Units Purchased                                                              7,166              1,725                 5,294             11,290                   7,285            34,702                 11,427                  243               30,905              15,315                 14,126              20,151                25,950                  -
Units Transferred Between Sub-accounts                                      (3,280)                 -                (3,131)             5,357                   2,243             1,217                      6                    -                5,358              (2,228)                (1,677)                730                (8,904)            12,895
Units Surrendered                                                             (706)                 -                (2,233)               (90)                 (3,669)             (176)                  (764)                   -               (3,895)               (158)                (2,806)               (570)               (3,084)                 -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                          4,905              1,725                16,487             16,557                  41,602            35,743                 10,912                  243               45,297              12,929                 29,954              20,311                26,857             12,895
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - Gabelli                                   AST - Goldman Sachs                 AST - INVESCO                             AST - JanCap                               AST - Janus                               AST - Janus                               AST - Janus
                                                                 Small-Cap Value                          Small-Cap Value                             Equity Income                                Growth                                Mid-Cap Growth                            Overseas Growth                           Strategic Value
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   15,339                  -                14,220                  -                   8,596                 -                235,747                    -                2,473                   -                  6,782                   -                   442                  -
Units Purchased                                                             13,222             15,635                30,959             11,112                  36,546             8,623                222,752              238,136               16,407               2,053                   (452)              7,184                 1,371                442
Units Transferred Between Sub-accounts                                       7,652               (135)               (1,423)             3,229                   1,319                 -                (14,443)               4,776                1,128                 444                     68                (327)                    5                  -
Units Surrendered                                                           (2,605)              (161)               (2,909)              (121)                 (2,249)              (27)               (39,652)              (7,165)              (2,126)                (24)                (1,121)                (75)                 (122)                 -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         33,608             15,339                40,847             14,220                  44,212             8,596                404,404              235,747               17,882               2,473                  5,277               6,782                 1,696                442
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 AST - Kinetics                          AST - Lord Abbett                            AST - Marsico                              AST - MFS                                  AST - MFS                                 AST - MFS                                AST - Money
                                                                    Internet                               Bond Debenture                            Capital Growth                            Global Equity                                 Growth                                        Growth with Income                     Market
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                   425                  -                 114,992                 -                 23,151                    -                3,089                   -                  1,919                   -                29,567                  -
Units Purchased                                                                  -                  -                17,041                425                  68,678           104,249                 30,432               23,166               57,392               2,715                 15,973               1,480               148,786            222,631
Units Transferred Between Sub-accounts                                           -                  -                     8                  -                  16,391            16,221                    945                    -               (9,105)                433                  1,822                 468                17,230           (192,307)
Units Surrendered                                                                -                  -                  (846)                 -                 (17,157)           (5,478)                (4,992)                 (15)              (3,720)                (59)                (1,684)                (29)              (16,074)              (757)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                              -                  -                16,628                425                 182,904           114,992                 49,536               23,151               47,656               3,089                 18,030               1,919               179,509             29,567
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AST - Neuberger &                                 AST - Neuberger &                  AST - PBHG                                      AST - PIMCO Limited                        AST - PIMCO Total                      AST - Sanford Bernstein                   AST - Sanford Bernstein
                                                                       Berman Mid-Cap Growth                     Berman Mid-Cap Value               Small-Cap Growth                           Maturity Bond                               Return Bond                               Core Value                               Mgd Index 500
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   36,882                  -                16,574                  -                     978                 -                  1,940                    -               37,918                   -                      -                   -                 9,941                  -
Units Purchased                                                             70,749             21,376                36,140             12,612                       0               988                103,847                1,940              232,313              31,706                 17,945                   -                28,838              8,608
Units Transferred Between Sub-accounts                                     (49,731)            15,914                 7,035              4,139                   1,646                 -                 13,762                    -               19,233               6,605                    855                   -                 3,426              1,423
Units Surrendered                                                           (6,189)              (408)               (3,530)              (177)                   (185)              (10)                (6,601)                   -              (14,147)               (393)                  (347)                  -                (2,791)               (90)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         51,711             36,882                56,219             16,574                   2,439               978                112,948                1,940              275,317              37,918                 18,453                   -                39,414              9,941
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - Scudder                             AST - Strong                           AST - T. Rowe Price                                 AST - T. Rowe Price                       AST - T. Rowe Price               Evergreen - VA                             Evergreen - VA
                                                                      Japan                                      International Equity               Asset Allocation                            Global Bond                                       Natural Resources                Global Leaders                                 Omega
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                33,897                  -                   2,412                 -                      -                    -                    -                   -                    350                   -                     -                  -
Units Purchased                                                                  -                  -               105,419             34,560                  10,333             2,424                 17,332                    -                1,947                 860                  5,922                 350                     -                  -
Units Transferred Between Sub-accounts                                           -                  -                 6,344               (476)                  1,066                 -                   (325)                   -                  715                (860)                 6,411                   -                     -                  -
Units Surrendered                                                                -                  -                (8,684)              (187)                   (659)              (12)                  (617)                   -                 (783)                  -                   (158)                  -                     -                  -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                              -                  -               136,976             33,897                  13,152             2,412                 16,390                    -                1,879                   -                 12,525                 350                     -                  -
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 Evergreen - VA                            INVESCO - VIF                              INVESCO - VIF                            INVESCO - VIF                              INVESCO - VIF                             INVESCO - VIF                               Montgomery
                                                                 Special Equity                            Dynamics Fund                                  Financial Services Fund                     Health Sciences Fund                         Technology Fund                       Telecommunications Fund              Emerging Mkts
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                22,264                  -                   9,786                 -                 32,969                    -               25,984                   -                 20,235                   -                 3,293                  -
Units Purchased                                                              5,402                  -                 1,027             25,292                  23,114            10,903                 14,507               23,845               63,161              12,453                 14,901              13,189                 3,574              3,325
Units Transferred Between Sub-accounts                                           -                  -                (5,299)            (2,833)                (21,583)             (852)               (16,569)               9,493              (45,684)             13,877                (16,026)              7,352                   391                  -
Units Surrendered                                                             (317)                 -                (2,167)              (195)                 (2,781)             (265)                (3,803)                (369)              (7,694)               (346)                (2,256)               (306)                 (703)               (32)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                          5,085                  -                15,825             22,264                   8,536             9,786                 27,104               32,969               35,767              25,984                 16,854              20,235                 6,555              3,293
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               Nike - First Trust                             ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                   ProFunds
                                                                         10 Uncommon Values                   VP Bear                               VP Biotechnology                            VP Bull Plus                                VP Energy                                 VP Europe                                VP Financial
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                   32,451                  -                     -                  -                       -                 -                      -                    -                    -                   -                      -                   -                     -                  -
Units Purchased                                                              7,541             34,767                     1                  -                   5,473                 -                    944                    -                    -                   -                  7,639                   -                     -                  -
Units Transferred Between Sub-accounts                                      (4,185)                 -                    35                  -                  (1,687)                -                   (731)                   -                  151                   -                      0                   -                 8,500                  -
Units Surrendered                                                           (4,264)            (2,316)                  (36)                 -                    (507)                -                   (213)                   -                 (151)                  -                   (322)                  -                  (346)                 -
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                         31,543             32,451                     -                  -                   3,279                 -                      0                    -                    -                   -                  7,317                   -                 8,154                  -
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                  ProFunds                                   ProFunds
                                                                  VP Healthcare                                VP OTC                                VP Real Estate                            VP Technology                                    VP Telecommunications               VP Ultra OTC                            VP Ultra Small-Cap
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                     -                  -                       -                 -                      -                    -                    -                   -                  3,787                   -                 3,174                  -
Units Purchased                                                              2,626                  -                     -                  -                   2,408                 -                      -                    -                    -                   -                      2               4,863                   858              3,418
Units Transferred Between Sub-accounts                                         122                  -                    19                  -                       0                 -                 13,390                    -                    -                   -                 58,029                (798)               (3,809)                 -
Units Surrendered                                                             (184)                 -                   (19)                 -                    (102)                -                   (686)                   -                    -                   -                 (3,262)               (278)                 (223)              (244)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                          2,564                  -                     -                  -                   2,306                 -                 12,704                    -                    -                   -                 58,556               3,787                     -              3,174
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    ProFunds                                 Prudential                                   Rydex                                    Rydex                                      Rydex                                     WFVT                                       WFVT
                                                                  VP Utilities                                 SP Jennison Int'l Growth                   Nova                                      OTC                                       Ursa                                  Equity Income                              Equity Value
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                                   Year Ended         Period Ended           Year Ended        Period Ended            Year Ended        Period Ended            Year Ended         Period Ended           Year Ended        Period Ended            Year Ended         Period Ended            Year Ended        Period Ended
                                                                  Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000           Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001       Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                        -                  -                     -                  -                  22,973                 -                 51,764                    -                    -                   -                      -                   -                   327                  -
Units Purchased                                                                  -                  -                     -                  -                       4                 -                    327               10,511                    -                   -                  2,047                   -                     5                341
Units Transferred Between Sub-accounts                                          14                  -                     -                  -                 (21,866)           23,008                (26,201)              41,469                    -                   -                      -                   -                 1,026                  -
Units Surrendered                                                              (14)                 -                     -                  -                    (594)              (35)                (4,799)                (216)                   -                   -                    (55)                  -                  (263)               (14)
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
                                                               ---------------------------------------   --------------------------------------    --------------------------------------    ----------------------------------------   --------------------------------------   ----------------------------------------   --------------------------------------
Units Outstanding End of the Period                                              -                  -                     -                  -                     517            22,973                 21,091               51,764                    -                   -                  1,992                   -                 1,095                327
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================
                                                               =======================================   ======================================    ======================================    ========================================   ======================================   ========================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the period ended December 31, were as follows:

                                                            2001
                                                      ---------------------------------
                                                      ---------------------------------
                                                          Purchases         Sales
                                                      ---------------------------------
                                                      ---------------------------------
     AST - AIM Balanced Portfolio                            $ 133,129        $ 62,425
     AST - Alger All-Cap Growth Portfolio                      380,978         186,305
     AST - Alliance/Bernstein Growth &Value Portfolio               -               -
     AST - Alliance Growth Portfolio                           475,904         221,106
     AST - Alliance Growth &Income Portfolio                2,454,417         613,199
     AST - American Century Income &Growth Portfolio          497,336         131,247
     AST - American Century International Growth I Portfolio   376,349         104,285
     AST - American Century Strategic Balanced Portfolio       118,824          85,900
     AST - Cohen &Steers Real Estate Portfolio                315,693         310,938
     AST - DeAm Small-Cap Growth Portfolio                     207,367         122,204
     AST - Federated Aggressive Growth Portfolio                93,106          14,022
     AST - Federated High Yield Bond Portfolio                 627,239         280,032
     AST - Founders Passport Portfolio                          98,067          45,641
     AST - Gabelli All-Cap Value Portfolio                     327,113         172,918
     AST - Gabelli Small-Cap Value Portfolio                   364,899         135,995
     AST - Goldman Sachs Small-Cap Value Portfolio             580,522         232,829
     AST - Invesco Equity Income Portfolio                     406,001          55,555
     AST - JanCap Growth Portfolio                           2,210,579       1,049,210
     AST - Janus Mid-Cap Growth Portfolio                      125,834          34,649
     AST - Janus Overseas Growth Portfolio                      29,036          26,022
     AST - Janus Strategic Value Portfolio                      73,983          62,231
     AST - Kinetics Internet Portfolio                               -               -
     AST - Lord Abbett Bond Debenture Portfolio                279,285         113,157
     AST - Marsico Capital Growth Portfolio                    814,097         250,440
     AST - MFS Global Equity Portfolio                         283,417          50,917
     AST - MFS Growth Portfolio                                673,187         305,162
     AST - MFS Growth with Income Portfolio                    209,347          61,595
     AST - Money Market Portfolio                            4,588,074       2,995,466
     AST - Neuberger &Berman Mid-Cap Growth Portfolio       1,125,718         927,436
     AST - Neuberger &Berman Mid-Cap Value Portfolio          792,061         327,244
     AST - PBHG Small-Cap Growth Portfolio                      33,356           3,578
     AST - PIMCO Limited Maturity Bond Portfolio             1,532,874         304,248
     AST - PIMCO Total Return Bond Portfolio                 3,289,577         535,113
     AST - Sanford Bernstein Core Value Portfolio              201,190          19,295
     AST - Sanford Bernstein Mgd Idx 500 Portfolio             424,421         166,108
     AST - Scudder Japan Portfolio                                   -               -
     AST - Strong International Equity Portfolio               961,908         172,382
     AST - T. Rowe Price Asset Allocation Portfolio            213,891         108,196
     AST - T. Rowe Price Global Bond Portfolio                 202,693          25,076
     AST - T. Rowe Price Natural Resources Portfolio           178,005         145,808
     Evergreen - VA Global Leaders Fund                        132,904          30,364
     Evergreen - VA Omega Fund                                       -               -
     Evergreen - VA Special Equity Fund                         46,192           2,639
     INVESCO - VIF Dynamics Fund                                56,757         105,831
     INVESCO - VIF Financial Services Fund                     849,022         798,182
     INVESCO - VIF Health Sciences Fund                        355,829         434,246
     INVESCO - VIF Technology Fund                             872,184         696,989
     INVESCO - VIF Telecommunications Fund                     131,160         155,156
     Montgomery - Emerging Markets                              30,010           6,640
     Nike - First Trust 10 Uncommon Values                      75,566          75,725
     ProFunds - VP Bear                                         66,232          66,338
     ProFunds - VP Biotechnology                               138,329         120,981
     ProFunds - VP Bull Plus                                  $ 53,081        $ 46,720
     ProFunds - VP Energy                                       79,866          76,594
     ProFunds - VP Europe                                      135,627          79,233
     ProFunds - VP Financial                                   135,620          60,645
     ProFunds - VP Healthcare                                   93,053          69,823
     ProFunds - VP OTC                                           5,553           5,481
     ProFunds - VP Real Estate                                  31,828           6,714
     ProFunds - VP Technology                                  138,417          53,499
     ProFunds - VP Telecommunications                           10,823          10,714
     ProFunds - VP Ultra OTC                                   140,349          42,476
     ProFunds - VP Ultra Small-Cap                              16,514          36,669
     ProFunds - VP Utilities                                    23,827          23,169
     Prudential - SP Jennison International Growth               5,623           5,028
     Rydex - Nova                                              178,248         353,837
     Rydex - OTC                                               139,703         314,882
     Rydex - Ursa                                                    -               -
     WFVT - Equity Income                                      106,709          73,875
     WFVT - Equity Value                                        75,854          63,320
                                                      ---------------------------------
                                                      ---------------------------------
                                                          $ 29,824,357    $ 14,273,701
                                                      =================================
                                                      =================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
NOTES TO FINANCIAL STATEMENTS (continued)

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                     # Of Units Outstanding                  Net Asset Value               Net        Expense       Investment      Total
Fund Name                                    Dec. 31, 2001        Dec. 31, 2000        Lowest         Highest          Asset          Ratio        Income Ratio     Return
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (AST):
AIM Balanced                                        38,208             30,678   $      10.07        $ 13.81              $ 337,588     1.10%           2.53%       -12.84%
Alger All-Cap Growth                                56,649             30,915           4.59           7.00                404,621     1.10%             -         -17.71%
Alliance Bernstein Growth &Value                      -                  -             8.00          10.06                    -       1.10%             -         -5.39%
Alliance Growth                                    106,762             97,356           7.84          16.36                760,652     1.10%             -          -1.73%
Alliance Growth &Income                           205,232             34,439          15.71          22.81              2,123,652     1.10%           0.45%       -15.79%
American Century Income &Growth                   113,372             70,887          10.00          13.46                959,739     1.10%           0.53%       -28.19%
American Century International Growth I             60,129             32,368          10.74          17.98                424,768     1.10%           0.53%       -9.58%
American Century Strategic Balanced                  4,905              1,725          11.38          14.07                 46,000     1.10%           1.77%       -5.00%
Cohen &Steers Real Estate                          16,487             16,557           9.20          10.71                193,773     1.10%           2.61%        1.57%
DeAM Small Cap Growth                               41,602             35,743           5.69          11.85                269,687     1.10%             -          -29.32%
Federated Aggressive Growth                         10,912                243           5.28          10.06                 77,656     1.10%           0.05%       -21.61%
Federated High Yield Bond                           45,297             12,929           8.36          10.46                419,863     1.10%           8.21%       -1.11%
Founders Passport                                   29,954             20,311           8.56          14.91                162,083     1.10%             -         -33.06%
Gabelli All-Cap Value                               26,857             12,895           8.60          10.86                261,143     1.10%           0.05%       -3.40%
Gabelli Small-Cap Value                             33,608             15,339          10.86          13.79                405,216     1.10%           0.40%        5.64%
Goldman Sachs Small-Cap Value                       40,847             14,220          12.75          15.68                557,583     1.10%             -          8.53%
Invesco Equity Income                               44,212              8,596          13.67          17.99                411,716     1.10%           1.67%       -9.73%
Jancap Growth                                      404,404            235,747          19.36          38.54              2,155,837     1.10%             -         -32.53%
Janus Mid-Cap Growth                                17,882              2,473           3.31           7.85                 74,289     1.10%           0.06%       -40.92%
Janus Overseas Growth                                5,277              6,782           8.48          19.71                 74,409     1.10%           5.58%       -24.50%
Janus Strategic Value                                1,696                442           7.98          10.43                 15,550     1.10%           0.09%       -6.72%
Kinetics Internet                                      -                  -             7.40           8.73                    -       1.10%             -          3.04%
Lord Abbett Bond Debenture                          16,628                425           9.85          10.62                171,317     1.10%           0.04%        1.75%
Marsico Capital Growth                             182,904            114,992          11.53          18.26              1,426,890     1.10%             -         -22.69%
MFS Global Equity                                   49,536             23,151           7.75          10.41                427,876     1.10%             -         -11.10%
MFS Growth                                          47,656              3,089           6.70          10.79                356,606     1.10%          0.001%       -22.67%
MFS Growth with Income                              18,030              1,919           7.63          10.54                151,810     1.10%           0.12%       -16.52%
Money Market                                       179,509             29,567           1.00           1.00              1,897,651     1.10%           3.17%        2.48%
Neuberger &Berman Mid-Cap Growth                   51,711             36,882          10.57          22.61                367,867     1.10%             -         -26.72%
Neuberger &Berman Mid-Cap Value                    56,219             16,574          13.08          16.62                653,268     1.10%           0.06%       -4.24%
PBHG Small-Cap Growth                                2,439                978          11.87          22.48                 45,624     1.10%             -          -7.64%
Pimco Limited Maturity Bond                        112,948              1,940          10.65          11.39              1,275,675     1.10%           2.56%        6.62%
Pimco Total Return Bond                            275,317             37,918          11.15          12.27              3,247,968     1.10%           2.35%        7.51%
Sanford Bernstein Core Value                        18,453                -             8.74          10.33                185,549     1.10%             -          0.82%
Sanford Bernstein Mgt Idx 500                       39,414              9,941           9.47          12.91                331,284     1.10%           0.61%       -11.14%
Scudder Japan                                          -                  -             4.99           8.25                    -       1.10%             -         -37.97%
Strong International Equity                        136,976             33,897          13.37          22.45                939,673     1.10%           0.09%       -23.72%
T. Rowe Price Asset Allocation                      13,152              2,412          13.39          18.69                125,192     1.10%           1.04%       -5.98%
T. Rowe Price Global Bond                           16,390                -             9.16          10.02                177,740     1.10%             -          2.13%
T. Rowe Price Natural Resources                      1,879                -            12.76          17.23                 21,000     1.10%           2.43%       -1.93%
Evergreen Funds:
VA Global Leaders Fund                              12,525                350          10.30          14.57                106,639     1.10%           1.96%       -14.51%
VA Omega Fund                                          -                  -            10.00          17.42                    -       1.10%             -         -14.29%
VA Special Equity Fund                               5,085                -             7.97          10.59                 43,150     1.10%             -         -11.68%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                   15,825             22,264           9.40          19.23                107,547     1.10%             -         -32.00%
VIF Financial Services Fund                          8,536              9,786          10.30          13.91                 94,076     1.10%           0.16%       -11.01%
VIF Health Sciences Fund                            27,104             32,969          14.84          20.24                307,496     1.10%           0.29%       -13.68%
VIF Technology Fund                                 35,767             25,984          10.74          32.11                152,605     1.10%             -         -46.50%
VIF Telecommunications Fund                         16,854             20,235           4.52          14.53                 61,629     1.10%             -         -54.58%
Montgomery Variable Series:
Emerging Markets                                     6,555              3,293           5.57           8.64                 49,339     1.10%             -          -8.12%
NIKE:
First Trust 10 Uncommon Values                      31,543             32,451           4.36           9.10                149,111     1.10%             -         -36.45%
Profunds:
VP Bear                                                -                  -            10.00          41.99                    -       1.10%             -         16.48%
VP Biotechnology                                     3,279                -            10.00          32.25                 27,480     1.10%             -        -17.19%
VP Bull Plus                                           -                  -            10.00          30.99                    -       1.10%             -        -26.73%
VP Energy                                              -                  -            10.00          34.72                    -       1.10%             -        -8.48%
VP Europe 30                                         7,317                -            10.00          32.88                 50,987     1.10%             -        -27.47%
VP Financial                                         8,154                -            10.00          31.22                 75,263     1.10%             -        -8.17%
VP Healthcare                                        2,564                -            10.00          31.16                 24,016     1.10%             -        -6.73%
VP OTC                                                 -                  -            10.00          30.94                    -       1.10%             -        -44.84%
VP Real Estate                                       2,306                -            10.00          34.23                 24,854     1.10%             -         8.26%
VP Technology                                       12,704                -            10.00          30.88                 75,198     1.10%             -        -43.30%
VP Telecommunications                                                     -            10.00          30.27                    -       1.10%             -        -30.71%
VP Ultra OTC                                        58,556              3,787           2.64          19.76                 73,487     1.10%             -        -69.11%
VP Ultra Small-Cap                                     -                3,174          10.00          30.43                    -       1.10%             -        -8.77%
VP Utilities                                           -                  -            10.00          33.29                    -       1.10%             -        -19.81%
Prudential Funds:
SP Jennison Intl Growth                                                   -             4.70          10.00                    -       1.10%             -        -38.76%
Rydex Inc:
Nova                                                   517             22,973           6.79          14.67                  3,406     1.10%           1.28%      -24.54%
OTC                                                 21,091             51,764          10.63          26.62                 94,599     1.10%             -        -35.99%
Ursa                                                   -                  -             5.86           7.56                    -       1.10%             -         15.06%
Wells Fargo Variable Trust (WFVT):
Equity Income                                        1,992                -            13.37          17.33                 31,654     1.10%           1.45%       -7.04%
Equity Value                                         1,095                327           7.70          10.07                 10,721     1.10%           0.70%       -7.56%

----------------------------------------------------------------------------------------------------------------------------------------------------------------

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 8 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the  accompanying  statement of assets,  liabilities  and  contractowners'  equity of the forty-one sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 8, referred to in Note 1, as of December 31, 2001,  and the related  statement of operations  for the year then ended,  and the statements of changes in net  assets  for the year ended  December  31,  2001 and the  period  from May 1, 2000 (date  operations commenced) to December 31, 2000. These financial  statements are the  responsibility  of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the forty-one  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account
B - Class 8,  referred to in Note 1, at December 31, 2001,  and the results of their  operations  for the year then ended,  and changes in their net assets for the year ended  December 31, 2001 and the period from May 1, 2000 (date operations  commenced) to December 31, 2000 in conformity  with  accounting  principles  generally  accepted in the
United States.

                                                                                /s/ Ernst &Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                 Payable to American Skandia Trust                                           $ 1,893,796
            AIM Balanced - 92,647 shares ( cost $1,041,317)                          $ 1,061,671      Payable to Evergreen Variable Annuity Trust                                     144,802
                                                                                                                                                                               ---------------
            Alger All-Cap Growth - 53,916 shares ( cost $306,549)                        307,299                                Total Liabilities                                   2,038,598
            Alliance Bernstein Growth &Value - 101,128 shares ( cost $901,683)          982,901
            Alliance Growth - 158,938 shares ( cost $1,499,332)                        1,554,414
            Alliance Growth &Income - 211,553 shares ( cost $4,005,963)               3,956,045                          NET ASSETS
            American Century Income &Growth - 51,923 shares ( cost $611,119)            614,728                                                                        Unit
            American Century International Growth I - 111,689 shares ( cost $1,419,308)1,359,176      Contractowners' Equity                                 Units     Value
                                                                                                      ----------------------                                 -----     -----
            American Century Strategic Balanced - 87,438 shares ( cost $1,082,263)     1,103,400                AST - AIM Balanced                            122,149     8.69    $ 1,061,671
            DeAm Small-Cap Growth - 55,395 shares ( cost $407,860)                       389,428                AST - Alger All-Cap Growth                     43,736     7.03        307,299
            Federated Aggressive Growth - 17,657 shares ( cost $121,667)                 127,409                AST - Alliance Bernstein Growth &Value       102,674     9.57        982,901
            Federated High Yield Bond - 275,122 shares ( cost $2,474,462)              2,434,831                AST - Alliance Growth                         221,785     7.01      1,554,414
            Founders Passport - 21,260 shares ( cost $231,043)                           214,640                AST - Alliance Growth &Income                388,642    10.18      3,956,045
            Gabelli All-Cap Value - 97,184 shares ( cost $956,313)                       958,175                AST - American Century Income &Growth         73,819     8.33        614,728
            Gabelli Small-Cap Value - 109,366 shares ( cost $1,378,138)                1,429,323                AST - American Century International Growth I 195,586     6.95      1,359,176
            Goldman Sachs Small-Cap Value - 73,333 shares ( cost $1,066,808)           1,140,260                AST - American Century Strategic Balanced     119,592     9.23      1,103,400
            Invesco Equity Income - 168,482 shares ( cost $2,714,871)                  2,626,640                AST - DeAm Small-Cap Growth                    61,068     6.38        389,428
            JanCap Growth - 68,385 shares ( cost $1,769,108)                           1,639,185                AST - Federated Aggressive Growth              18,122     7.03        127,409
            Janus Mid-Cap Growth - 125,469 shares ( cost $528,474)                       498,112                AST - Federated High Yield Bond               267,028     9.12      2,434,831
            Janus Strategic Value - 32,577 shares ( cost $305,922)                       302,945                AST - Founders Passport                        40,323     5.32        214,640
            Janus Strategic Value - 0 shares ( cost $0)                                        -                AST - Gabelli All-Cap Value                    99,742     9.61        958,175
            Lord Abbett Bond Debenture - 196,960 shares ( cost $2,025,500)             2,058,227                AST - Gabelli Small-Cap Value                 120,504    11.86      1,429,323
            Marsico Capital Growth - 184,551 shares ( cost $2,727,506)                 2,561,568                AST - Goldman Sachs Small-Cap Value            84,913    13.43      1,140,260
            MFS Global Equity - 100,715 shares ( cost $922,281)                          927,529                AST - Invesco Equity Income                   286,726     9.16      2,626,640
            MFS Growth - 145,585 shares ( cost $1,242,604)                             1,203,905                AST - JanCap Growth                           312,586     5.24      1,639,185
            MFS Growth with Income - 56,870 shares ( cost $516,390)                      505,538                AST - Janus Mid-Cap Growth                    121,887     4.09        498,112
            Money Market - 0 shares ( cost $0)                                                 -                AST - Janus Strategic Value                    33,451     9.06        302,945
            Neuberger &Berman Mid-Cap Growth - 81,034 shares ( cost $1,104,139)       1,106,048                AST - Janus Overseas Growth                         -    13.93              -
            Neuberger &Berman Mid-Cap Value - 172,133 shares ( cost $2,630,629)       2,652,576                AST - Lord Abbett Bond Debenture              202,202    10.18      2,058,227
            PBHG Small-Cap Growth - 1,655 shares ( cost $25,526)                          26,227                AST - Marsico Capital Growth                  333,789     7.67      2,561,568
            PIMCO Limited Maturity Bond - 131,653 shares ( cost $1,474,433)            1,487,613                AST - MFS Global Equity                       109,159     8.50        927,529
            PIMCO Total Return Bond - 885,376 shares ( cost $10,285,803)              10,562,541                AST - MFS Growth                              163,552     7.36      1,203,905
            Sanford Bernstein Core Value - 20,025 shares ( cost $198,509)                203,025                AST - MFS Growth with Income                   61,034     8.28        505,538
            Sanford Bernstein Managed Index 500 - 53,232 shares ( cost $561,106)         592,970                AST - Money Market                                  -    10.40              -
            Strong International Equity - 54,832 shares ( cost $912,727)              826,269.00                AST - Neuberger &Berman Mid-Cap Growth       158,052     7.00      1,106,048
            T. Rowe Price Global Bond - 58,548 shares ( cost $557,737)                   564,989                AST - Neuberger &Berman Mid-Cap Value        232,052    11.43      2,652,576
      Evergreen Funds:                                                                                          AST - PBHG Small-Cap Growth                     1,419    18.48         26,227
            VA Global Leaders Fund - 54,747 shares ( cost $665,501)                      679,409                AST - PIMCO Limited Maturity Bond             133,890    11.11      1,487,613
            VA Omega - 4,110 shares ( cost $62,159)                                       59,344                AST - PIMCO Total Return Bond                 910,141    11.61     10,562,541
            VA Special Equity Fund - 7,856 shares ( cost $70,355)                         76,580                AST - Sanford Bernstein Core Value             20,330     9.99        203,025
      Prudential:                                                                                               AST - Sanford Bernstein Managed Index 500      71,715     8.27      $ 592,970
            SP Jennison Int'l Growth - 9,797 shares ( cost $48,950)                     $ 53,198                AST - Strong International Equity             122,439     6.75        826,269
      Wells Fargo Variable Trust (WFVT):                                                                        AST - T. Rowe Price Global Bond                52,960    10.67        564,989
            Equity Income Fund - 4,200 shares ( cost $62,515)                             65,160                Evergreen - VA Global Leaders Fund             81,120     8.38        679,409
            Equity Value Fund - 2,479 shares ( cost $23,698)                              22,354                Evergreen - VA Omega                            6,609     8.98         59,344
                                                                                                                Evergreen - VA Special Equity Fund              9,175     8.35         76,580
                                                                                                                Prudential - SP Jennison Int'l Growth           7,240     7.35         53,198
                                                                               ------------------
                          Total Invested Assets                                       48,935,652                WFVT - Equity Income Fund                       4,150    15.70         65,160
                                                                                                                WFVT - Equity Value Fund                        2,321     9.63         22,354

                                                                                                                                                          ------------
                                                                                                                                                                               ---------------
                                                                                                                                Total Contractowner's Equity5,397,681              48,935,652
Receivable from American Skandia Life Assurance Corporation                            2,036,340
Receivable from American Skandia Trust                                                     1,300
Receivable from Evergreen Variable Annuity Trust                                             110
Receivable from Prudential Series Fund                                                       277
Receivable from Wells Fargo Variable Trust                                                   571
                                                                               ------------------
                          Total Receivables                                            2,038,598

                                                                               ------------------                                                                              ---------------
                          Total Assets                                              $ 50,974,250                                Total Liabilities &Contractowner's Equity       $ 50,974,250
                                                                               ==================                                                                              ===============

-------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                      AST - Alliance Bernstein
                                                                                                                                                                           Growth &Value                                                                                                            AST - American
                                                                                                                            AST - AIM              AST - Alger              * May 1 thru                  AST - Alliance                AST - Alliance             AST - American Century        Century International         AST - American Century            AST - DeAm                 AST - Federated
                                                                                                  Total                      Balanced            All-Cap Growth             Dec. 31, 2001                     Growth                   Growth &Income                 Income &Growth                  Growth I                 Strategic Balanced           Small-Cap Growth             Aggressive Growth
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                          $ 345,420                   $ 5,557                  $ -                            $ -                          $ -                         $ 6,763                        $ 1,453                     $ 1,858                        $ 1,165                       $ -                            $ 36
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                 (593,518)                  (12,745)              (4,928)                        (4,965)                     (23,153)                        (45,473)                        (7,831)                    (17,388)                       (10,309)                   (4,533)                         (2,093)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------
NET INVESTMENT INCOME (LOSS)                                                                              (248,098)                   (7,188)              (4,928)                        (4,965)                     (23,153)                        (38,710)                        (6,378)                    (15,530)                        (9,144)                   (4,533)                         (2,057)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                  14,758,392                   307,881              110,961                        188,386                      612,227                       1,119,895                        147,729                     470,564                        403,267                    51,079                          39,581
   Cost of Securities Sold                                                                              16,323,720                   366,681              131,969                        198,327                      917,453                       1,193,031                        161,007                     621,658                        423,810                    90,714                          51,560
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------
       Net Gain (Loss)                                                                                  (1,565,328)                  (58,800)             (21,008)                        (9,941)                    (305,226)                        (73,136)                       (13,278)                   (151,094)                       (20,543)                  (39,635)                        (11,979)

   Short-Term Capital Gain Distributions Received                                                          223,384                         -                    -                              -                      125,004                          18,852                              -                           -                            576                    13,334                               -
   Long-Term Capital Gain Distributions Received                                                           263,058                         -                    -                              -                       24,799                          70,142                              -                      28,342                            926                     7,564                               -
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET REALIZED GAIN (LOSS)                                                                                (1,078,886)                  (58,800)             (21,008)                        (9,941)                    (155,423)                         15,858                        (13,278)                   (122,752)                       (19,041)                  (18,737)                        (11,979)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                    (143,539)                   (5,019)              (1,735)                             -                      (36,172)                         25,912                         (8,310)                      5,198                             61                   (10,303)                            (73)
   End of Period                                                                                            (3,274)                   20,421                  771                         81,281                       55,081                         (49,918)                         3,648                     (60,049)                        21,206                   (18,432)                          5,818
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                 140,265                    25,440                2,506                         81,281                       91,253                         (75,830)                        11,958                     (65,247)                        21,145                    (8,129)                          5,891
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       $ (1,186,719)                $ (40,548)           $ (23,430)                      $ 66,375                    $ (87,323)                      $ (98,682)                      $ (7,698)                 $ (203,529)                      $ (7,040)                $ (31,399)                       $ (8,145)
                                                                                       ============================   =======================   ==================   ============================    =========================   =============================   ============================   =========================    ===========================    ======================    ============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             AST - Federated              AST - Founders          AST - Gabelli             AST - Gabelli              AST - Goldman Sachs              AST - Invesco                   AST - JanCap                  AST - Janus                    AST - Janus                 AST - Janus               AST - Lord Abbett
                                                                                             High Yield Bond                 Passport             All-Cap Value            Small-Cap Value               Small-Cap Value                Equity Income                      Growth                    Mid-Cap Growth                Overseas Growth             Strategic Value              Bond Debenture
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                           $ 93,960                       $ -                 $ 98                        $ 2,126                          $ -                        $ 29,642                            $ -                        $ 73                            $ -                       $ 4                           $ 233
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                  (34,047)                   (2,752)             (10,938)                       (16,321)                     (15,303)                        (39,103)                       (26,331)                     (6,306)                             -                    (3,421)                        (21,900)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                59,913                    (2,752)             (10,840)                       (14,195)                     (15,303)                         (9,461)                       (26,331)                     (6,233)                             -                    (3,417)                        (21,667)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                     789,271                    46,256              170,535                        268,286                      293,577                         337,460                        459,652                     225,680                              -                   248,147                         353,294
   Cost of Securities Sold                                                                                 892,776                    80,347              181,365                        265,795                      264,109                         375,544                        764,635                     319,103                              -                   255,155                         353,641
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------
       Net Gain (Loss)                                                                                    (103,505)                  (34,091)             (10,830)                         2,491                       29,468                         (38,084)                      (304,983)                    (93,423)                             -                    (7,008)                           (347)

   Short-Term Capital Gain Distributions Received                                                                -                         -                  103                          2,850                        6,256                               -                              -                           -                              -                         -                              79
   Long-Term Capital Gain Distributions Received                                                                 -                         -                    -                         18,872                        4,710                          13,389                              -                           -                              -                         -                               -
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET REALIZED GAIN (LOSS)                                                                                  (103,505)                  (34,091)             (10,727)                        24,213                       40,434                         (24,695)                      (304,983)                    (93,423)                             -                    (7,008)                           (268)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     (29,036)                  (15,413)               1,328                          7,231                       27,697                           1,574                       (121,688)                    (30,321)                             -                       180                             676
   End of Period                                                                                           (39,630)                  (16,321)               1,923                         51,275                       73,527                         (88,231)                      (129,922)                    (30,363)                             -                    (2,958)                         32,727
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                 (10,594)                     (908)                 595                         44,044                       45,830                         (89,805)                        (8,234)                        (42)                             -                    (3,138)                         32,051
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (54,186)                $ (37,751)           $ (20,972)                      $ 54,062                     $ 70,961                      $ (123,961)                    $ (339,548)                  $ (99,698)                           $ -                 $ (13,563)                       $ 10,116
                                                                                       ============================   =======================   ==================   ============================    =========================   =============================   ============================   =========================    ===========================    ======================    ============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                                                                                                                                        AST - Sanford Bernstein
                                                                                                                                                                                                                                                                                                                                    AST - PIMCO                  AST - PIMCO                  Core Value
                                                                                              AST - Marsico                 AST - MFS               AST - MFS                 AST - MFS                    AST - Money                AST - Neuberger &              AST - Neuberger &               AST - PBHG                 Limited Maturity              Total Return                 * May 1 thru
                                                                                             Capital Growth               Global Equity              Growth              Growth with Income                   Market                Berman Mid-Cap Growth           Berman Mid-Cap Value            Small-Cap Growth                    Bond                        Bond                     Dec. 31, 2001
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                $ -                       $ -                  $ 2                          $ 136                      $ 2,737                             $ -                        $ 1,469                         $ -                       $ 12,203                 $ 182,576                             $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                  (31,801)                   (9,916)             (13,998)                        (4,453)                      (1,548)                        (12,412)                       (36,621)                        (36)                       (11,064)                 (133,358)                           (443)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------
NET INVESTMENT INCOME (LOSS)                                                                               (31,801)                   (9,916)             (13,996)                        (4,317)                       1,189                         (12,412)                       (35,152)                        (36)                         1,139                    49,218                            (443)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                     231,515                   230,991              275,633                        110,508                    1,840,047                         194,703                        513,633                         576                        274,526                 3,237,124                         143,544
   Cost of Securities Sold                                                                                 316,060                   250,799              306,160                        119,192                    1,840,047                         304,628                        525,278                         535                        268,115                 3,166,081                         146,306
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------
       Net Gain (Loss)                                                                                     (84,545)                  (19,808)             (30,527)                        (8,684)                           0                        (109,925)                       (11,645)                         41                          6,411                    71,043                          (2,762)

   Short-Term Capital Gain Distributions Received                                                                -                         -                    -                              -                            -                           5,102                         51,228                           -                              -                         -                               -
   Long-Term Capital Gain Distributions Received                                                            21,067                         -                    -                              -                            -                          39,790                          6,003                           -                              -                         -                               -
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET REALIZED GAIN (LOSS)                                                                                   (63,478)                  (19,808)             (30,527)                        (8,684)                           0                         (65,033)                        45,586                          41                          6,411                    71,043                          (2,762)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     (24,652)                   (3,080)                 197                           (842)                           -                         (17,830)                        43,022                           -                          3,232                    56,953                               -
   End of Period                                                                                          (165,938)                    5,302              (38,618)                       (10,821)                           -                           1,981                         21,946                         736                         13,244                   276,738                           4,548
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                (141,286)                    8,382              (38,815)                        (9,979)                           0                          19,811                        (21,076)                        736                         10,012                   219,785                           4,548
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------    ----------------------    ----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (236,565)                $ (21,342)           $ (83,338)                     $ (22,980)                     $ 1,189                       $ (57,634)                     $ (10,642)                      $ 741                       $ 17,562                 $ 340,046                         $ 1,343
                                                                                       ============================   =======================   ==================   ============================    =========================   =============================   ============================   =========================    ===========================    ======================    ============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                          Evergreen - VA                                               Prudential - SP
                                                                                                                                                                                                              Omega                                                 Jennison Int'l Growth
                                                                                         AST - Sanford Bernstein           AST - Strong          AST - T.Rowe Price        Evergreen - VA                  * May 1 thru                 Evergreen - VA                  * May 1 thru                      WFVT                          WFVT
                                                                                            Managed Index 500          International Equity        Global Bond           Global Leaders Fund              Dec. 31, 2001              Special Equity Fund                Dec. 31, 2001                Equity Income                  Equity Value
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                               $ 60                     $ 406                  $ -                        $ 2,359                          $ -                             $ -                            $ -                       $ 413                           $ 91
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                   (4,679)                  (10,124)              (6,381)                        (4,028)                        (604)                           (835)                          (410)                       (654)                          (313)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------
NET INVESTMENT INCOME (LOSS)                                                                                (4,619)                   (9,718)              (6,381)                        (1,669)                        (604)                           (835)                          (410)                       (241)                          (222)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                     645,247                    71,835              178,426                         41,938                       28,131                          43,837                         34,211                      17,031                          1,208
   Cost of Securities Sold                                                                                 704,901                   112,779              170,503                         48,571                       29,603                          47,151                         38,447                      18,589                          1,295
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------
       Net Gain (Loss)                                                                                     (59,654)                  (40,944)               7,923                         (6,633)                      (1,472)                         (3,314)                        (4,236)                     (1,558)                           (87)

   Short-Term Capital Gain Distributions Received                                                                -                         -                    -                              -                            -                               -                              -                           -                              -
   Long-Term Capital Gain Distributions Received                                                                73                    26,795                    -                              -                            -                               -                              -                         586                              -
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------

NET REALIZED GAIN (LOSS)                                                                                   (59,581)                  (14,149)               7,923                         (6,633)                      (1,472)                         (3,314)                        (4,236)                       (972)                           (87)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           -                   (15,523)               3,236                            (39)                           -                               -                              -                           -                              -
   End of Period                                                                                            31,901                   (86,408)               7,252                         13,908                       (2,726)                          6,245                          4,248                       2,669                         (1,335)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------

NET UNREALIZED GAIN (LOSS)                                                                                  31,901                   (70,885)               4,016                         13,947                       (2,726)                          6,245                          4,248                       2,669                         (1,335)
                                                                                       ----------------------------   -----------------------   ------------------   ----------------------------    -------------------------   -----------------------------   ----------------------------   -------------------------    ---------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (32,299)                $ (94,752)             $ 5,558                        $ 5,645                     $ (4,802)                        $ 2,096                         $ (398)                    $ 1,456                       $ (1,644)
                                                                                       ============================   =======================   ==================   ============================    =========================   =============================   ============================   =========================    ===========================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                              AST - AIM                       AST - Alger                       AST - Alliance Bernstein       AST - Alliance                  AST - Alliance                      AST - American Century
                                                               Total                           Balanced                             All-Cap Growth                   Growth &Value               Growth                              Growth &Income                  Income &Growth
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                             Year Ended    Period Ended       Year Ended    Period Ended      Year Ended    Period Ended      * May 1 thru   Period Ended       Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended
                                                           Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000      Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ (248,098)     $ (25,020)         $ (7,188)        $ (482)        $ (4,928)          $ (87)        $ (4,965)           $ -         $ (23,153)      $ (1,072)        $ (38,710)      $ (2,970)         $ (6,378)        $ (623)
     Net Realized Gain (Loss)                                  (1,078,886)         1,718           (58,800)           198          (21,008)             (7)          (9,941)             -          (155,423)          (627)           15,858           (353)          (13,278)           (30)
     Net Unrealized Gain (Loss) On Investments                    140,265       (143,539)           25,440         (5,019)           2,506          (1,735)          81,281              -            91,253        (36,172)          (75,830)        25,912            11,958         (8,310)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                        (1,186,719)      (166,841)          (40,548)        (5,303)         (23,430)         (1,829)          66,375              -           (87,323)       (37,871)          (98,682)        22,589            (7,698)        (8,963)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        42,896,989      9,684,754           844,886        116,250          281,140          50,578          983,555              -         1,118,892        417,885         3,682,572        392,879           399,052        120,876
     Net Transfers Between Sub-Accounts                                 -              -           161,638         12,674           29,432           1,673          (15,152)             -           145,816         80,668          (108,979)       277,819           105,529         32,944
     Surrenders                                                (2,225,287)       (67,244)          (27,378)          (548)         (30,465)            200          (51,877)             -           (83,165)          (488)         (205,011)        (7,142)          (25,774)        (1,238)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        40,671,702      9,617,510           979,146        128,376          280,107          52,451          916,526              -         1,181,543        498,065         3,368,582        663,556           478,807        152,582
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        39,484,983      9,450,669           938,598        123,073          256,677          50,622          982,901              -         1,094,220        460,194         3,269,900        686,145           471,109        143,619
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                        9,450,669              -           123,073              -           50,622               -                -              -           460,194              -           686,145              -           143,619              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
     End of Period                                           $ 48,935,652    $ 9,450,669       $ 1,061,671      $ 123,073        $ 307,299        $ 50,622        $ 982,901            $ -       $ 1,554,414      $ 460,194       $ 3,956,045      $ 686,145         $ 614,728      $ 143,619
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                 American Century              AST - American Century         AST - DeAm                            AST - Federated                  AST - Federated                  AST - Founders            AST - Gabelli
                                                              International Growth I             Strategic Balanced                Small-Cap Growth                Aggressive Growth                 High Yield Bond              Passport                      All-Cap Value
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                             Year Ended    Period Ended       Year Ended    Period Ended      Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended
                                                           Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000      Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (15,530)        $ (465)         $ (9,144)        $ (133)        $ (4,533)         $ (387)        $ (2,057)         $ (17)         $ 59,913       $ (2,934)         $ (2,752)        $ (473)        $ (10,840)         $ (33)
     Net Realized Gain (Loss)                                    (122,752)          (278)          (19,041)            (2)         (18,737)           (336)         (11,979)             -          (103,505)           (35)          (34,091)           (74)          (10,727)             -
     Net Unrealized Gain (Loss) On Investments                    (65,247)         5,198            21,145             61           (8,129)        (10,303)           5,891            (73)          (10,594)       (29,036)             (908)       (15,413)              595          1,328
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          (203,529)         4,455            (7,040)           (74)         (31,399)        (11,026)          (8,145)           (90)          (54,186)       (32,005)          (37,751)       (15,960)          (20,972)         1,295
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                         1,301,158         37,115           898,169         53,689          270,701          45,705           69,311         66,309         1,813,806        568,527           113,691         99,485           861,181        132,616
     Net Transfers Between Sub-Accounts                           126,885        156,558           177,180         10,819           41,321          93,578            5,477              -            68,288        202,399            45,833         13,018            16,261              -
     Surrenders                                                   (61,772)        (1,694)          (29,291)           (52)         (18,252)         (1,200)          (5,453)             -          (125,438)        (6,560)           (2,794)          (882)          (32,206)             -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                         1,366,271        191,979         1,046,058         64,456          293,770         138,083           69,335         66,309         1,756,656        764,366           156,730        111,621           845,236        132,616
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         1,162,742        196,434         1,039,018         64,382          262,371         127,057           61,190         66,219         1,702,470        732,361           118,979         95,661           824,264        133,911
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                          196,434              -            64,382              -          127,057               -           66,219              -           732,361              -            95,661              -           133,911              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
     End of Period                                            $ 1,359,176      $ 196,434       $ 1,103,400       $ 64,382        $ 389,428       $ 127,057        $ 127,409       $ 66,219       $ 2,434,831      $ 732,361         $ 214,640       $ 95,661         $ 958,175      $ 133,911
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - Gabelli                         AST - Goldman Sachs         AST - Invesco                    AST - JanCap                      AST - Janus                     AST - Janus                      AST - Janus
                                                                  Small-Cap Value                  Small-Cap Value                   Equity Income               Growth                               Mid-Cap Growth                  Overseas Growth                  Strategic Value
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                             Year Ended    Period Ended       Year Ended    Period Ended      Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended
                                                           Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000      Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (14,195)        $ (592)        $ (15,303)      $ (1,186)        $ (9,461)       $ (1,870)       $ (26,331)      $ (2,960)         $ (6,233)        $ (507)              $ -            $ -          $ (3,417)          $ (5)
     Net Realized Gain (Loss)                                      24,213           (259)           40,434          2,166          (24,695)           (311)        (304,983)        (1,931)          (93,423)          (393)                -              -            (7,008)             -
     Net Unrealized Gain (Loss) On Investments                     44,044          7,231            45,830         27,697          (89,805)          1,574           (8,234)      (121,688)              (42)       (30,321)                -              -            (3,138)           180
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                            54,062          6,380            70,961         28,677         (123,961)           (607)        (339,548)      (126,579)          (99,698)       (31,221)                -              -           (13,563)           175
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                         1,310,213        126,970           871,939        256,070        1,995,868         634,520        1,029,598        518,543           425,387        100,743                 -              -           294,032          7,261
     Net Transfers Between Sub-Accounts                           (30,194)        18,255           (69,328)        55,289          216,564          47,316          268,268        388,409            99,253         38,102                 -              -            24,634             (5)
     Surrenders                                                   (55,094)        (1,269)          (71,143)        (2,205)        (140,296)         (2,764)         (89,437)       (10,069)          (33,128)        (1,326)                -              -            (9,521)           (68)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                         1,224,925        143,956           731,468        309,154        2,072,136         679,072        1,208,429        896,883           491,512        137,519                 -              -           309,145          7,188
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         1,278,987        150,336           802,429        337,831        1,948,175         678,465          868,881        770,304           391,814        106,298                 -              -           295,582          7,363
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                          150,336              -           337,831              -          678,465               -          770,304              -           106,298              -                 -              -             7,363              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
     End of Period                                            $ 1,429,323      $ 150,336       $ 1,140,260      $ 337,831      $ 2,626,640       $ 678,465      $ 1,639,185      $ 770,304         $ 498,112      $ 106,298               $ -            $ -         $ 302,945        $ 7,363
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                 AST - Lord Abbett          AST - Marsico                      AST - MFS                        AST - MFS                        AST - MFS                          AST                               AST - Neuberger &
                                                                  Bond Debenture                   Capital Growth            Global Equity                       Growth                             Growth with Income                 Money Market                 Berman Mid-Cap Growth
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                             Year Ended    Period Ended       Year Ended    Period Ended      Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended       Year Ended    Period Ended
                                                           Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000      Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (21,667)        $ (101)        $ (31,801)      $ (1,774)        $ (9,916)         $ (591)       $ (13,996)         $ (57)         $ (4,317)        $ (501)          $ 1,189        $ 7,534         $ (12,412)        $ (582)
     Net Realized Gain (Loss)                                        (268)             7           (63,478)          (649)         (19,808)           (124)         (30,527)             -            (8,684)          (319)                -              1           (65,033)          (498)
     Net Unrealized Gain (Loss) On Investments                     32,051            676          (141,286)       (24,652)           8,382          (3,080)         (38,815)           197            (9,979)          (842)                -              -            19,811        (17,830)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                            10,116            582          (236,565)       (27,075)         (21,342)         (3,795)         (83,338)           140           (22,980)        (1,662)            1,189          7,535           (57,634)       (18,910)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                         1,940,093        149,729         2,292,439        373,856          773,044         183,001        1,098,930         60,306           388,087        152,708         1,379,743      2,380,624           996,112        131,146
     Net Transfers Between Sub-Accounts                            15,901           (692)          234,336         48,370           41,964           4,032          178,096            880            22,237         (2,137)       (1,735,414)    (2,033,667)           61,091         35,452
     Surrenders                                                   (57,502)             -          (120,847)        (2,946)         (48,011)         (1,364)         (50,487)          (622)          (29,774)          (941)               (8)            (2)          (39,893)        (1,316)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                         1,898,492        149,037         2,405,928        419,280          766,997         185,669        1,226,539         60,564           380,550        149,630          (355,679)       346,955         1,017,310        165,282
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         1,908,608        149,619         2,169,363        392,205          745,655         181,874        1,143,201         60,704           357,570        147,968          (354,490)       354,490           959,676        146,372
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                          149,619              -           392,205              -          181,874               -           60,704              -           147,968              -           354,490              -           146,372              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
     End of Period                                            $ 2,058,227      $ 149,619       $ 2,561,568      $ 392,205        $ 927,529       $ 181,874      $ 1,203,905       $ 60,704         $ 505,538      $ 147,968               $ -      $ 354,490       $ 1,106,048      $ 146,372
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                 AST - Neuberger &           AST - PBHG                      AST - PIMCO                      AST - PIMCO                       AST - Sanford Bernstein          AST - Sanford Bernstein        AST - Strong
                                                               Berman Mid-Cap Value               Small-Cap Growth               Limited Maturity Bond             Total Return Bond            Core Value                           Managed Index 500              International Equity
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                             Year Ended    Period Ended       Year Ended    Period Ended      Year Ended    Period Ended       Year Ended    Period Ended      * May 1 thru   Period Ended       Year Ended    Period Ended       Year Ended    Period Ended
                                                           Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000      Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (35,152)      $ (2,534)            $ (36)           $ -          $ 1,139          $ (761)        $ 49,218       $ (7,619)           $ (443)           $ -          $ (4,619)           $ -          $ (9,718)        $ (896)
     Net Realized Gain (Loss)                                      45,586          1,775                41              -            6,411             289           71,043          4,069            (2,762)             -           (59,581)             -           (14,149)          (724)
     Net Unrealized Gain (Loss) On Investments                    (21,076)        43,022               736              -           10,012           3,232          219,785         56,953             4,548              -            31,901              -           (70,885)       (15,523)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                           (10,642)        42,263               741              -           17,562           2,760          340,046         53,403             1,343              -           (32,299)             -           (94,752)       (17,143)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                         2,144,593        494,519            26,059              -        1,409,378         139,084        8,821,193      1,643,982           222,498              -           750,573              -           645,604        166,512
     Net Transfers Between Sub-Accounts                            43,977         79,242              (547)             -          (29,855)        (10,147)        (180,043)       375,429           (16,976)             -          (114,013)             -           104,719         53,816
     Surrenders                                                  (137,479)        (3,897)              (26)             -          (38,884)         (2,285)        (477,040)       (14,429)           (3,840)             -           (11,291)             -           (30,915)        (1,572)
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                         2,051,091        569,864            25,486              -        1,340,639         126,652        8,164,110      2,004,982           201,682              -           625,269              -           719,408        218,756
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         2,040,449        612,127            26,227              -        1,358,201         129,412        8,504,156      2,058,385           203,025              -           592,970              -           624,656        201,613
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                          612,127              -                 -              -          129,412               -        2,058,385              -                 -              -                 -              -           201,613              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
     End of Period                                            $ 2,652,576      $ 612,127          $ 26,227            $ -      $ 1,487,613       $ 129,412     $ 10,562,541    $ 2,058,385         $ 203,025            $ -         $ 592,970            $ -         $ 826,269      $ 201,613
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                AST - T.Rowe Price                 Evergreen - VA                   Evergreen - VA                   Evergreen - VA            Prudential - SP                      WFVT                             WFVT
                                                            Global Bond                          Global Leaders Fund             Omega                            Special Equity Fund             Jennison Int'l Growth             Equity Income Fund                Equity Value Fund
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                             Year Ended    Period Ended       Year Ended    Period Ended     * May 1 thru   Period Ended       Year Ended    Period Ended      * May 1 thru   Period Ended       Year Ended    Period Ended       Year Ended    Period Ended
                                                           Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000      Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                $ (6,381)        $ (356)         $ (1,669)          $ 14           $ (604)            $ -           $ (835)           $ -            $ (410)           $ -            $ (241)           $ -            $ (222)           $ -
     Net Realized Gain (Loss)                                       7,923            163            (6,633)             -           (1,472)              -           (3,314)             -            (4,236)             -              (972)             -               (87)             -
     Net Unrealized Gain (Loss) On Investments                      4,016          3,236            13,947            (39)          (2,726)              -            6,245              -             4,248              -             2,669              -            (1,335)             -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                             5,558          3,043             5,645            (25)          (4,802)              -            2,096              -              (398)             -             1,456              -            (1,644)             -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                           522,228         54,966           648,035          8,301           57,937               -           70,146              -            53,616              -            67,689              -            23,842              -
     Net Transfers Between Sub-Accounts                               428         19,671            47,779            234            6,891               -            7,474              -             1,985              -               369              -               873              -
     Surrenders                                                   (40,340)          (565)          (30,560)             -             (682)              -           (3,136)             -            (2,005)             -            (4,354)             -              (717)             -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                           482,316         74,072           665,254          8,535           64,146               -           74,484              -            53,596              -            63,704              -            23,998              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           487,874         77,115           670,899          8,510           59,344               -           76,580              -            53,198              -            65,160              -            22,354              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                           77,115              -             8,510              -                -               -                -              -                 -              -                 -              -                 -              -
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
                                                           ------------------------------   ------------------------------   ------------------------------   -----------------------------    -----------------------------   ------------------------------   ------------------------------
     End of Period                                              $ 564,989       $ 77,115         $ 679,409        $ 8,510         $ 59,344             $ -         $ 76,580            $ -          $ 53,198            $ -          $ 65,160            $ -          $ 22,354            $ -
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================
                                                           ==============================   ==============================   ==============================   =============================    =============================   ==============================   ==============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 8

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  8 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust.  The Account commenced operations May 1, 2000.

     As of December 31, 2001, the Account consisted of forty-one  sub-accounts offered in the American Skandia Advisor
     Income Annuity.  Each of the forty-one  sub-accounts invests only in a single  corresponding  portfolio of either
     American  Skandia Trust,  Wells Fargo Variable  Trust,  The Prudential  Series Fund,  Inc. or Evergreen  Variable
     Annuity Trust (the  "Trusts").  American  Skandia  Investment  Services,  Incorporated,  an affiliate of American
     Skandia, is the investment manager for American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett &
     Co.,  Janus  Capital  Corporation,   J.  P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman  Management
     Incorporated,  Federated  Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price  International,
     Inc., Founders Asset Management,  LLC, Pacific Investment Management Company,  INVESCO Funds Group Inc., American
     Century Investment Management,  Inc., Marsico Capital Management LLC,  Massachusetts  Financial Services Company,
     Sanford C.  Bernstein  &Co.,  LLC,  Alliance  Capital  Management,  L.P.,  Fred Alger  Management,  Inc.,  GAMCO
     Investors,  Inc.,  Zurich  Scudder  Investments,  Inc.,  Pilgrim Baxter &Associates,  Ltd.,  Goldman Sachs Asset
     Management,  Deutsche Asset Management,  Inc. and Strong Capital  Management,  Inc. are the  sub-advisors.  Wells
     Fargo Bank N.A. is the investment  advisor for the Wells Fargo Variable Trust.  Evergreen Asset  Management Corp.
     is the investment  advisor for Evergreen VA Global Leaders and Evergreen VA Omega.  Meridian  Investment  Company
     is the  investment  advisor for the Evergreen VA Special  Equity Fund.  Prudential  Investment  Fund  Management,
     LLC/Jennison Associates, LLC are the investment advisors for Prudential SP Jennison International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuity  described  above is  distributed  by American  Skandia  Marketing,  Inc.,  an  affiliate of American
     Skandia.

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS  Growth;  AST Alger  Mid-Cap  Growth  merged  into AST  Alger  All-Cap  Growth,  AST  Goldman  Sachs
     Small-Cap Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper
     Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus  Small-Cap  Growth),  AST American  Century
     International  Growth II merged  into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth
     (formerly AST Scudder Small-Cap Growth), AST Strong International Equity (formerly AST AIM International  Equity)
     and AST Money Market sub-advised by Wells Fargo Capital Management, Inc. (formerly AST Money Market

1.   ORGANIZATION (continued)

     sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.   ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains  attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American Skandia incurs income taxes attributable to the Account,  or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

     Under  current  laws,  American  Skandia may incur state and local  income  taxes (in addition to premium tax) in several  states.  The  Company  does not  anticipate  that these  taxes will be  significant.  However,  American
     Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 2.10% of the net assets.

6.   CONTRACT CHARGES (continued)

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.

     Transfer  Fees - Charged at a rate of $10 for each transfer  after the 20th for each  contractowner  account,  in each annuity year.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                                                                                                                            AST
                                                                      AST - AIM                            AST - Alger                            AST - Alliance Bernstein          AST - Alliance                        AST - Alliance                             AST - American Century                   American Century
                                                                       Balanced                          All-Cap Growth                        Growth &Value                           Growth                                    Growth &Income                        Income &Growth                   International Growth I
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                      Year Ended      Period Ended         Year Ended      Period Ended         * May 1 thru     Period Ended         Year Ended      Period Ended          Year Ended       Period Ended         Year Ended      Period Ended          Year Ended       Period Ended
                                                                    Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding Beginning of the Year                                      12,217                -               5,869                 -                   -                -              54,734                 -               65,572                -              15,435                 -               20,094                -
Units Purchased                                                              92,932           11,050              37,290             5,686             109,415                -             155,572            46,445              352,712           38,462              48,851            12,213              166,242            3,670
Units Transferred Between Sub-accounts                                       20,948            1,225               4,709               194              (1,458)               -              21,773             8,468              (11,076)          27,790              12,315             3,316               16,487           16,578
Units Surrendered                                                            (3,948)             (58)             (4,132)              (11)             (5,283)               -             (10,294)             (179)             (18,566)            (680)             (2,782)              (94)              (7,237)            (154)
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding End of the Year                                           122,149           12,217              43,736             5,869             102,674                -             221,785            54,734              388,642           65,572              73,819            15,435              195,586           20,094
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                        AST - American Century             AST - DeAm                                  AST - Federated                       AST - Federated              AST - Founders                         AST - Gabelli                         AST - Gabelli
                                                                          Strategic Balanced                     Small-Cap Growth                     Aggressive Growth             High Yield Bond                          Passport                            All-Cap Value                        Small-Cap Value
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                      Year Ended      Period Ended         Year Ended      Period Ended          Year Ended      Period Ended         Year Ended      Period Ended          Year Ended       Period Ended         Year Ended      Period Ended          Year Ended       Period Ended
                                                                    Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding Beginning of the Year                                       6,562                -              13,939                 -               7,308                -              78,621                 -               11,907                -              13,329                 -               13,253                -
Units Purchased                                                              95,189            5,481              43,147             4,000               9,684            7,308             194,169            57,803               21,549           10,351              87,692            13,329              113,526           11,698
Units Transferred Between Sub-accounts                                       20,823            1,086               6,563            10,048               1,861                -               7,201            21,453                8,389            1,663               1,846                 -               (1,685)           1,660
Units Surrendered                                                            (2,982)              (5)             (2,581)             (109)               (731)               -             (12,963)             (635)              (1,522)            (107)             (3,125)                -               (4,590)            (105)
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding End of the Year                                           119,592            6,562              61,068            13,939              18,122            7,308             267,028            78,621               40,323           11,907              99,742            13,329              120,504           13,253
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                          AST - Goldman Sachs             AST - Invesco                         AST - JanCap                          AST - Janus                           AST - Janus                           AST - Janus                        AST - Lord Abbett
                                                                            Small-Cap Value               Equity Income                            Growth                                    Mid-Cap Growth                       Overseas Growth               Strategic Value                       Bond Debenture
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                      Year Ended      Period Ended         Year Ended      Period Ended          Year Ended      Period Ended         Year Ended      Period Ended          Year Ended       Period Ended         Year Ended      Period Ended          Year Ended       Period Ended
                                                                    Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding Beginning of the Year                                      27,028                -              66,175                 -              98,104                -              15,210                 -                    -                -                 751                 -               14,804                -
Units Purchased                                                              68,170           22,371             210,936            61,965             178,945           53,398              88,644            10,240                    -                -              31,291               751              192,075           14,873
Units Transferred Between Sub-accounts                                       (5,057)           4,873              22,971             4,568              54,222           45,458              23,523             5,104                    -                -               2,821                 -                1,295              (69)
Units Surrendered                                                            (5,228)            (216)            (13,356)             (358)            (18,685)            (752)             (5,490)             (134)                   -                -              (1,412)                -               (5,972)               -
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding End of the Year                                            84,913           27,028             286,726            66,175             312,586           98,104             121,887            15,210                    -                -              33,451               751              202,202           14,804
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                    AST - Marsico                           AST - MFS                               AST                                AST - MFS                                AST                                     AST - Neuberger &           AST - Neuberger &
                                                                    Capital Growth                        Global Equity                          MFS Growth                                Growth with Income              Money Market                               Berman Mid-Cap Growth                 Berman Mid-Cap Value
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                      Year Ended      Period Ended         Year Ended      Period Ended          Year Ended      Period Ended         Year Ended      Period Ended          Year Ended       Period Ended         Year Ended      Period Ended          Year Ended       Period Ended
                                                                    Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding Beginning of the Year                                      39,110                -              18,836                 -               6,313                -              14,762                 -               34,578                -              15,171                 -               50,760                -
Units Purchased                                                             276,540           34,901              89,823            18,571             138,854            6,220              47,096            15,106              133,361          233,923             135,059            11,899              188,211           44,053
Units Transferred Between Sub-accounts                                       30,818            4,575               5,014               411              25,068               93               2,617              (246)            (167,939)        (199,345)             13,231             3,360                4,981            7,124
Units Surrendered                                                           (12,679)            (366)             (4,514)             (146)             (6,683)               -              (3,441)              (98)                   -                -              (5,409)              (88)             (11,900)            (417)
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding End of the Year                                           333,789           39,110             109,159            18,836             163,552            6,313              61,034            14,762                    -           34,578             158,052            15,171              232,052           50,760
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                      AST - PBHG                           AST - PIMCO                          AST - PIMCO                              AST - Sanford Bernstein              AST - Sanford Bernstein            AST - Strong                                AST - T.Rowe Price
                                                                           Small-Cap Growth                    Limited Maturity Bond                  Total Return Bond               Core Value                                 Managed Index 500                    International Equity              Global Bond
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                      Year Ended      Period Ended         Year Ended      Period Ended          Year Ended      Period Ended        * May 1 thru     Period Ended          Year Ended       Period Ended         Year Ended      Period Ended          Year Ended       Period Ended
                                                                    Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding Beginning of the Year                                           -                -              12,293                 -             188,746                -                   -                 -                    -                -              22,558                 -                7,254                -
Units Purchased                                                               1,451                -             128,218            13,477             777,277          154,451              22,342                 -               88,997                -              89,204            17,167               49,368            5,360
Units Transferred Between Sub-accounts                                          (30)               -              (2,744)             (964)            (13,924)          35,682              (1,952)                -              (16,075)               -              14,886             5,562                  159            1,950
Units Surrendered                                                                (2)               -              (3,877)             (220)            (41,958)          (1,387)                (60)                -               (1,207)               -              (4,209)             (171)              (3,821)             (56)
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------   -----------------------------------
Units Outstanding End of the Year                                             1,419                -             133,890            12,293             910,141          188,746              20,330                 -               71,715                -             122,439            22,558               52,960            7,254
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================   ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                    Evergreen - VA                          Evergreen                          Evergreen - VA                       Prudential - SP                            WFVT                                  WFVT
                                                                          Global Leaders Fund               VA Omega                                 Special Equity Fund                  Jennison Int'l Growth                  Equity Income Fund                     Equity Value Fund
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------
                                                                      Year Ended      Period Ended        * May 1 thru     Period Ended          Year Ended      Period Ended        * May 1 thru     Period Ended          Year Ended       Period Ended         Year Ended      Period Ended
                                                                    Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------
Units Outstanding Beginning of the Year                                         860                -                   -                 -                   -                -                   -                 -                    -                -                   -                 -
Units Purchased                                                              78,695              836               6,022                 -               8,485                -               7,081                 -                4,222                -               2,296                 -
Units Transferred Between Sub-accounts                                        5,330               24                 803                 -                 949                -                 292                 -                   29                -                  99                 -
Units Surrendered                                                            (3,765)               -                (216)                -                (259)               -                (133)                -                 (101)               -                 (74)                -
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------
                                                                   ----------------------------------    ----------------------------------   ----------------------------------    ----------------------------------   -----------------------------------    ----------------------------------
Units Outstanding End of the Year                                            81,120              860               6,609                 -               9,175                -               7,240                 -                4,150                -               2,321                 -
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================
                                                                   ==================================    ==================================   ==================================    ==================================   ===================================    ==================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended
December 31, 2001 were as follows:
                                                               2001
                                                        ------------------------------------
                                                        ------------------------------------
                                                            Purchases           Sales
                                                        ------------------------------------
                                                        ------------------------------------

AST - AIM Balanced                                            $ 1,279,831         $ 307,881
AST - Alger All-Cap Growth                                        386,074           110,961
AST - Alliance Bernstein Growth &Value                         1,100,011           188,386
AST - Alliance Growth                                           1,920,420           612,227
AST - Alliance Growth &Income                                  4,538,761         1,119,895
AST - American Century Income &Growth                            620,097           147,729
AST - American Century International Growth I                   1,849,694           470,564
AST - American Century Strategic Balanced                       1,441,728           403,267
AST - DeAm Small-Cap Growth                                       361,165            51,079
AST - Federated Aggressive Growth                                 106,918            39,581
AST - Federated High Yield Bond                                 2,605,842           789,271
AST - Founders Passport                                           200,281            46,256
AST - Gabelli All-Cap Value                                     1,005,061           170,535
AST - Gabelli Small-Cap Value                                   1,500,773           268,286
AST - Goldman Sachs Small-Cap Value                             1,020,783           293,577
AST - Invesco Equity Income                                     2,413,525           337,460
AST - JanCap Growth                                             1,641,751           459,652
AST - Janus Mid-Cap Growth                                        710,880           225,680
AST - Janus Overseas Growth                                             -                 -
AST - Janus Strategic Value                                       553,888           248,147
AST - Lord Abbett Bond Debenture                                2,230,198           353,294
AST - Marsico Capital Growth                                    2,626,708           231,515
AST - MFS Global Equity                                           988,067           230,991
AST - MFS Growth                                                1,488,201           275,633
AST - MFS Growth with Income                                      486,717           110,508
AST - Money Market                                              1,485,655         1,840,047
AST - Neuberger &Berman Mid-Cap Growth                         1,244,510           194,703
AST - Neuberger &Berman Mid-Cap Value                          2,586,802           513,633
AST - PBHG Small-Cap Growth                                        26,061               576
AST - PIMCO Limited Maturity Bond                            1,616,320.25        274,526.01
AST - PIMCO Total Return Bond                                  11,450,453         3,237,124
AST - Sanford Bernstein Core Value                                344,815           143,544
AST - Sanford Bernstein Managed Index 500                       1,266,007           645,247
AST - Strong International Equity                                 808,333            71,835
AST - T. Rowe Price Global Bond                                   654,316           178,426
Evergreen - VA Global Leaders Fund                                705,498            41,938
Evergreen - VA Omega                                               91,762            28,131
Evergreen - VA Special Equity Fund                                117,506            43,837
Prudential - SP Jennison Int'l Growth                              87,397            34,211
WFVT - Equity Income Fund                                          81,104            17,031
WFVT - Equity Value Fund                                           24,993             1,208

                                                        ------------------------------------
                                                        ------------------------------------
                                                             $ 55,668,903      $ 14,758,392
                                                        ====================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 8
NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                  # Of Units Outstanding        Net Asset Value        Net         Expense         Investment   Total
                                                  ----------------------        ---------------
Fund Name                                      Dec. 31, 2001   Dec. 31, 2000   Lowest    Highest      Assets        Ratio      Income Ratio *  Return *
---------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (AST):
AIM Balanced                                          122,149          12,217   $ 10.07   $ 13.81       $ 1,061,671 2.10%               0.99%  -13.72%
Alger All-Cap Growth                                   43,736           5,869      4.59      7.00           307,299 2.10%                   -  -18.55%
Alliance Bernstein Growth &Value                     102,674               -      8.00     10.06           982,901 2.10%                   -   -6.36%
Alliance Growth                                       221,785          54,734      7.84     16.36        1,554,414  2.10%                   -  -16.64%
Alliance Growth &Income                              388,642          65,572     15.71     22.81        3,956,045  2.10%               0.34%   -2.72%
American Century Income &Growth                       73,819          15,435     10.00     13.46           614,728 2.10%               0.42%  -10.50%
American Century International Growth I               195,586          20,094     10.74     17.98        1,359,176  2.10%               0.25%  -28.91%
American Century Strategic Balanced                   119,592           6,562     11.38     14.07        1,103,400  2.10%               0.26%   -5.97%
DeAm Small-Cap Growth                                  61,068          13,939      5.69     11.85           389,428 2.10%                   -  -30.04%
Federated Aggressive Growth                            18,122           7,308      5.28     10.06           127,409 2.10%               0.04%  -22.41%
Federated High Yield Bond                             267,028          78,621      8.36     10.46        2,434,831  2.10%               6.30%   -2.11%
Founders Passport                                      40,323          11,907      8.56     14.91           214,640 2.10%                   -  -33.74%
Gabelli All-Cap Value                                  99,742          13,329      8.60     10.86           958,175 2.10%               0.02%   -4.38%
Gabelli Small-Cap Value                               120,504          13,253     10.86     13.79        1,429,323  2.10%               0.30%   4.57%
Goldman Sachs Small-Cap Value                          84,913          27,028     12.75     15.68        1,140,260  2.10%                   -   7.43%
Invesco Equity Income                                 286,726          66,175     13.67     17.99        2,626,640  2.10%               1.74%  -10.65%
JanCap Growth                                         312,586          98,104     19.36     38.54        1,639,185  2.10%                   -  -33.21%
Janus Mid-Cap Growth                                  121,887          15,210      3.31      7.85           498,112 2.10%               0.03%  -41.52%
Janus Overseas Growth                                       -               -         -         -                 - 2.10%                   -       -
Janus Strategic Value                                  33,451             751      7.98     10.43           302,945 2.10%              0.003%   -7.66%
Lord Abbett Bond Debenture                            202,202          14,804      9.85     10.62        2,058,227  2.10%               0.02%   0.72%
Marsico Capital Growth                                333,789          39,110     11.53     18.26        2,561,568  2.10%                   -  -23.47%
MFS Global Equity                                     109,159          18,836      7.75     10.41           927,529 2.10%                   -  -12.00%
MFS Growth                                            163,552           6,313      6.70     10.79        1,203,905  2.10%             0.0003%  -23.45%
MFS Growth with Income                                 61,034          14,762      7.63     10.54           505,538 2.10%               0.07%  -17.37%
Money Market                                                -          34,578      1.00      1.00                   2.10%               2.67%   1.44%
Neuberger &Berman Mid-Cap Growth                     158,052          15,171     10.57     22.61        1,106,048  2.10%                   -  -27.47%
Neuberger &Berman Mid-Cap Value                      232,052          50,760     13.08     16.62        2,652,576  2.10%               0.09%   -5.21%
PBHG Small-Cap Growth                                   1,419               -   $ 11.87   $ 22.48      $ 26,227.00  2.10%                   -  -11.05%
Pimco Limited Maturity Bond                           133,890          12,293     10.65     11.39        1,487,613  2.10%               2.30%   5.54%
Pimco Total Return Bond                               910,141         188,746     11.15     12.27       10,562,541  2.10%               3.14%   6.42%
Sanford Bernstein Core Value                           20,330               -      8.74     10.33           203,025 2.10%                   -   -0.20%
Sanford Bernstein Managed Index 500                    71,715               -      9.47     12.91           592,970 2.10%               0.03%  -12.89%
Strong International Equity                           122,439          22,558     13.37     22.45        826,269.00 2.10%               0.09%  -24.49%
T. Rowe Price Global Bond                              52,960           7,254      9.16     10.02           564,989 2.10%                   -   0.35%
Evergreen Funds:
VA Global Leaders Fund                                 81,120             860     10.30     14.57           679,409 2.10%               1.21%  -15.38%
VA Omega                                                6,609               -     10.00     17.42            59,344 2.10%                   -  -15.21%
VA Special Equity Fund                                  9,175               -      7.97     10.59            76,580 2.10%                   -  -12.58%
Prudential Funds:
SP Jennison Int'l Growth                                7,240               -      4.70     10.00             53,1982.10%                   -  -39.48%
Wells Fargo Variable Trust (WFVT):
Equity Income Fund                                      4,150               -     13.37     17.33             65,1602.10%               1.40%   -7.99%
Equity Value Fund                                       2,321               -      7.70     10.07             22,3542.10%               0.64%   -9.08%

---------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------
* Annualized

VIA-S (Class 7)

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A &B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity Contract filed via EDGAR with Pre-Effective Amendment No. 1 to this
                           Registration Statement No. 333-91629, filed April 28, 2000.

(b)      Copy of Required Minimum  Distribution  Endorsement filed via EDGAR in the Initial  Registration  Statement to Registration
                           Statement No. 333-93775, filed December 29, 1999.

(c)      Copy of percent Death Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment No. 1 to Registration  Statement
                           No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR  with  Pre-Effective  Amendment  No. 1 to
                  Registration Statement No. 333-91633, filed April 28, 2000.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica   Occidental  Life  Assurance   Company   effective  May  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January  1, 1995,  filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (c)      Connecticut   General  Life  Insurance   Company   effective  January  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration  Statement No. 33-87010,  filed
                      February 25, 1997 (At such time,  what later became American  Skandia Trust was known as the Henderson  Global
                      Asset Trust).

(b)      The Montgomery Funds III filed via EDGAR in the Initial  Registration  Statement to Registration  Statement No.  333-08853,
                      filed July 25, 1996.

(c)      Rydex Variable Trust filed via EDGAR with Post-Effective  Amendment No. 8 to Registration  Statement 33-87010,  filed April
                      26, 1999.

(d)      First  Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration  Statement  No.
                      33-86866, filed April 26, 2000.

(e)      Evergreen  Variable  Annuity  Trust filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration  Statement  No.
                      33-87010, filed April 26, 2000.

(f)      INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective  Amendment No. 9 to Registration  Statement No.
                      33-87010, filed April 26, 2000.

(g)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,  filed April 26,
                      2000.

(h)      Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                           Statement No. 33-87010, filed April 26, 2001.

         (9)      Opinion and Consent of Counsel                                FILED HEREWITH

         (10)     Consent of Ernst &Young LLP                                  FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-effective
                  Amendment No. 12 to Registration Statement No. 33-44436, filed
                  April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are as follows:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly  control any person.  The following  persons are under common control with the Depositor by American  Skandia  Investment
Holding Corporation:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc.,  formerly known as American Skandia Investment Holding  Corporation, and all of its subsidiaries including computer systems acquisition,  development and maintenance,  human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  -----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  --------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds [to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life  insurance  designed for long-term  savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners: As of December 31, 2001, there were 38 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk Wickman                                                                    General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant  factors as: the nature and extent of such  services,  expenses and risks;  the need for  Depositor  to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory  standards for exemptive relief under the Investment
Company  Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all
Contracts sold pursuant to this Registration  Statement,  including those sold on the terms specifically described in the prospectus contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Contracts or prospectus,  or otherwise.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

         As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

         No. 9             Opinion and Consent of Counsel              FILED HEREWITH

         No. 10            Consent of Ernst & Young LLP                FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 26th day of April, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        (CLASS 7 SUB-ACCOUNTS)
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 26, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere           Vice President, Corporate Treasurer                    April 26, 2002
  Carl A. Cavaliere                and Business Controller

  /s/ Thomas M. Mazzaferro           Executive Vice President,                           April 26, 2002
  Thomas M. Mazzaferro               Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.